UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07899 and 811-07885
Name of Fund:
BlackRock Index Funds, Inc.
iShares MSCI EAFE International Index Fund
iShares Russell 2000 Small-Cap Index Fund

Quantitative Master Series LLC
Master Small Cap Index Series

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares MSCI EAFE International Index Fund
Institutional Shares | MAIIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5	0.10%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	5.53%	11.42%	6.59%	4.33%
MSCI EAFE Index	5.34	11.54	6.46	4.33
Key Fund statistics
Net Assets	$ 10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%
Prior to August 1, 2016, the Fund invested all of its assets in Master International Index Series, a series of Quantitative Master Series

LLC. Master International Index Series invested in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. On August 1, 2016, the Fund ceased to invest in the Master International Index Series as part of a “master/feeder” structure and instead began to operate as a stand-alone fund.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Institutional Shares | MAIIX
Semi-Annual Shareholder Report —

June 30, 2024
MAIIX-06/24-SAR

iShares MSCI EAFE International Index Fund
Investor A Shares | MDIIX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18	0.35%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	5.37%	11.10%	6.31%	4.06%
MSCI EAFE Index	5.34	11.54	6.46	4.33
Key Fund statistics
Net Assets	$ 10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%
Prior to August 1, 2016, the Fund invested all of its assets in Master International Index Series, a series of Quantitative Master Series

LLC. Master International Index Series invested in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. On August 1, 2016, the Fund ceased to invest in the Master International Index Series as part of a “master/feeder” structure and instead began to operate as a stand-alone fund.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Investor A Shares | MDIIX
Semi-Annual Shareholder Report —

June 30, 2024
MDIIX-06/24-SAR

iShares MSCI EAFE International Index Fund
Investor P Shares | BTMPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 18	0.35%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	5.39%	11.07%	6.31%	4.06%
Investor P Shares (with sales charge)	(0.14)	5.24	5.17	3.50
MSCI EAFE Index	5.34	11.54	6.46	4.33
Key Fund statistics
Net Assets	$ 10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%
Prior to August 1, 2016, the Fund invested all of its assets in Master International Index Series, a series of Quantitative Master Series

LLC. Master International Index Series invested in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. On August 1, 2016, the Fund ceased to invest in the Master International Index Series as part of a “master/feeder” structure and instead began to operate as a stand-alone fund.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Investor P Shares | BTMPX
Semi-Annual Shareholder Report —

June 30, 2024
BTMPX-06/24-SAR

iShares MSCI EAFE International Index Fund
Class G Shares | BTMGX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 2	0.04%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class G Shares	5.59%	11.48%	6.60%	4.34%
MSCI EAFE Index	5.34	11.54	6.46	4.33
Key Fund statistics
Net Assets	$ 10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%
Prior to August 1, 2016, the Fund invested all of its assets in Master International Index Series, a series of Quantitative Master Series

LLC. Master International Index Series invested in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. On August 1, 2016, the Fund ceased to invest in the Master International Index Series as part of a “master/feeder” structure and instead began to operate as a stand-alone fund.
Performance shown prior to the Class G Shares inception date of October 16, 2023 is that of Institutional Shares. The performance of Class G Shares would be substantially similar to Institutional Shares because Class G Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class G Shares and Institutional Shares have different expenses. The actual returns of Class G Shares would have been higher than those of the Institutional Shares because Class G Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Class G Shares | BTMGX
Semi-Annual Shareholder Report —

June 30, 2024
BTMGX-06/24-SAR

iShares MSCI EAFE International Index Fund
Class K Shares | BTMKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares MSCI EAFE International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3	0.05%
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.52%	11.44%	6.63%	4.37%
MSCI EAFE Index	5.34	11.54	6.46	4.33
Key Fund statistics
Net Assets	$ 10,108,378,323
Number of Portfolio Holdings	752
Portfolio Turnover Rate	2%
Prior to August 1, 2016, the Fund invested all of its assets in Master International Index Series, a series of Quantitative Master Series

LLC. Master International Index Series invested in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. On August 1, 2016, the Fund ceased to invest in the Master International Index Series as part of a “master/feeder” structure and instead began to operate as a stand-alone fund.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	22.4%
United Kingdom	10.5
United States	9.3
France	9.3
Germany	8.4
Australia	7.4
Switzerland	6.3
Netherlands	4.8
Denmark	3.9
Sweden	3.2
Other #	12.9
Other Assets Less Liabilities	1.6
Ten largest holdings
Security	Percent of Net Assets (a)
Novo Nordisk A/S, Class B	2.8%
ASML Holding NV	2.4
Nestle SA, Class N	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Novartis AG, Class N	1.2
SAP SE	1.2
Roche Holding AG	1.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE International Index Fund
Class K Shares | BTMKX
Semi-Annual Shareholder Report —

June 30, 2024
BTMKX-06/24-SAR

iShares Russell 2000 Small-Cap Index Fund
Institutional Shares | MASKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	1.66%	9.95%	6.92%	6.99%
Russell 3000 ® Index	13.56	23.13	14.14	12.15
Russell 2000 ® Index	1.73	10.06	6.94	7.00
Key Fund statistics
Net Assets	$ 2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%
The Fund has added the Russell 3000
®
Index in response to new regulatory requirements.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Institutional Shares | MASKX
Semi-Annual Shareholder Report —

June 30, 2024
MASKX-06/24-SAR

iShares Russell 2000 Small-Cap Index Fund
Investor A Shares | MDSKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 19 (a)	0.37% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	1.57%	9.69%	6.65%	6.74%
Russell 3000 ® Index	13.56	23.13	14.14	12.15
Russell 2000 ® Index	1.73	10.06	6.94	7.00
Key Fund statistics
Net Assets	$ 2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%
The Fund has added the Russell 3000
®
Index in response to new regulatory requirements.
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Investor A Shares | MDSKX
Semi-Annual Shareholder Report —

June 30, 2024
MDSKX-06/24-SAR

iShares Russell 2000 Small-Cap Index Fund
Investor P Shares | BDBPX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 19 (a)	0.37% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	1.53%	9.69%	6.66%	6.73%
Investor P Shares (with sales charge)	(3.80)	3.92	5.52	6.15
Russell 3000 ® Index	13.56	23.13	14.14	12.15
Russell 2000 ® Index	1.73	10.06	6.94	7.00
Key Fund statistics
Net Assets	$ 2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%
The Fund has added the Russell 3000
®
Index in response to new regulatory requirements.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Investor P Shares | BDBPX
Semi-Annual Shareholder Report —

June 30, 2024
BDBPX-06/24-SAR

iShares Russell 2000 Small-Cap Index Fund
Class K Shares | BDBKX
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 2000 Small-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. The Fund invests all of its assets in the Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.07% (a)
(a)	Because the Fund invests all of its assets in the Series, the expense example reflects the net expenses of both the Fund and the Series.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	1.70%	10.02%	6.98%	7.05%
Russell 3000 ® Index	13.56	23.13	14.14	12.15
Russell 2000 ® Index	1.73	10.06	6.94	7.00
Key Fund statistics
Net Assets	$ 2,743,690,966
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Series	18%
The Fund has added the Russell 3000
®
Index in response to new regulatory requirements.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 Small-Cap Index Fund
Class K Shares | BDBKX
Semi-Annual Shareholder Report —

June 30, 2024
BDBKX-06/24-SAR

Master Small Cap Index Series
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Series costs for the last six months?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$ 1	0.02%
Key Series statistics
Net Assets	$ 4,982,925,751
Number of Portfolio Holdings	2,145
Portfolio Turnover Rate	18%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
What did the Series invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets (b)(c)
Health Care	17.0%
Industrials	16.9
Financials	16.2
Information Technology	13.1
Consumer Discretionary	9.8
Energy	6.5
Real Estate	5.9
Materials	4.5
Consumer Staples	2.7
Utilities	2.7
Other*	3.1
Short-Term Securities	9.2
Liabilities in Excess of Other Assets	(7.6)
Ten largest holdings
Security	Percent of Net Assets (b)(c)
iShares Russell 2000 ETF	0.7%
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co., Class A	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes underlying investment in total return swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Series, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.

BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Master Small Cap Index Series
Semi-Annual Shareholder Report —

June 30, 2024
06/24-SAR

(b) Not Applicable
Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrants’ Financial Statements are attached herewith.
(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2024
2024 Semi-Annual Financial Statements (Unaudited)

BlackRock FundsSM
• iShares Municipal Bond Index Fund
• iShares Short-Term TIPS Bond Index Fund
BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund
• iShares Russell 2000 Small-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/01/38	$395	$ 403,853
Arizona — 0.0%
County/City/Special District/School District — 0.0%
City of Phoenix Arizona, Refunding GO, 5.00%, 07/01/24	5	5,000
California — 22.0%
County/City/Special District/School District — 5.4%
Contra Costa Community College District, GO, Series A, Election 2014, 4.00%, 08/01/39	1,000	999,954
El Camino Community College District Foundation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(a)	680	400,412
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,404,065
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/25(b)	2,400	2,441,232
Lodi Unified School District, GO, Series 2022, Election 2016, 3.00%, 08/01/43	975	827,413
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	997,083
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,595,888
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(a)	995	363,818
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	278,300
San Diego Community College District, Refunding GO, 4.00%, 08/01/26(b)	500	511,399
San Diego Unified School District, GO
Series L, 4.00%, 07/01/49	1,000	976,813
Series I, Election 2012, 5.00%, 07/01/47	2,075	2,142,391
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/51(a)	350	109,366
		13,048,134
Education — 3.3%
California Educational Facilities Authority, RB
Series U-6, 5.00%, 05/01/45	1,260	1,517,479
Series U-7, 5.00%, 06/01/46	495	596,258
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	502,795
Series A, 4.00%, 11/01/38	500	501,469
Series A, 5.00%, 11/01/43	540	549,881
Series A, 5.00%, 11/01/48	1,030	1,082,532
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	620,649
Series BE, 4.00%, 05/15/47	1,000	992,697
Series BN, 5.00%, 05/15/41	1,000	1,128,822
Series BN, 5.00%, 05/15/42	415	466,634
		7,959,216
Health — 0.4%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,000	1,076,451
State — 4.9%
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26(c)	250	260,181
Series C, 5.00%, 08/01/30	1,000	1,110,359
Security	Par (000)	Value
State (continued)
State of California, Refunding GO
5.00%, 10/01/24	$45	$ 45,178
5.00%, 08/01/26	540	550,051
5.00%, 08/01/27	1,000	1,034,750
5.00%, 09/01/28	1,000	1,075,298
5.00%, 08/01/31	1,000	1,030,979
5.00%, 09/01/31	565	583,167
4.00%, 09/01/32	250	252,021
5.00%, 04/01/35	1,000	1,139,975
3.00%, 10/01/37	825	755,238
5.00%, 09/01/43	1,500	1,680,614
5.00%, 12/01/43	150	150,000
3.00%, 04/01/52	1,000	791,275
5.00%, 09/01/52	1,360	1,490,487
		11,949,573
Transportation — 3.2%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56	1,000	972,252
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	499,387
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	516,151
City of Los Angeles Department of Airports, ARB, Sub- Series B, 5.00%, 05/15/42	1,500	1,563,279
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(b)	55	52,830
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,045,928
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	972,407
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(a)
Series A, (AGM), 0.00%, 01/15/36	500	326,658
Series A, (AGM), 0.00%, 01/15/37	1,000	625,824
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,167,228
		7,741,944
Utilities — 4.8%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 4.00%, 10/01/45	1,510	1,539,978
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/33	1,435	1,515,784
Series B-2, 5.00%, 06/01/34	1,000	1,188,625
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/44	1,500	1,504,108
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.00%, 07/01/37	1,000	1,056,550
San Diego County Water Authority, RB, Series A, 5.00%, 05/01/47	1,550	1,718,373
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	526,314
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,489,229
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(b)	1,000	1,045,455
		11,584,416
Total Municipal Bonds in California		53,359,734

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 3.7%
County/City/Special District/School District — 0.6%
City & County of Denver Colorado Pledged Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	$1,500	$ 1,463,042
Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,029,676
State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	490,548
Transportation — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,041,181
Series D, AMT, 5.50%, 11/15/29	3,000	3,280,812
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	400,865
		4,722,858
Utilities — 0.5%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,230,339
Total Municipal Bonds in Colorado		8,936,463
Connecticut — 1.4%
State — 1.2%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	1,000	1,029,110
Series A, 4.00%, 05/01/39	500	503,534
State of Connecticut, GO
Series B, 5.00%, 06/15/28	400	405,201
Series B, 4.00%, 06/15/33	850	851,347
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	253,713
		3,042,905
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	430,788
Total Municipal Bonds in Connecticut		3,473,693
District of Columbia — 1.6%
State — 0.4%
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,015,292
Transportation — 1.2%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,402,206
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,471,119
		2,873,325
Total Municipal Bonds in District of Columbia		3,888,617
Florida — 2.0%
County/City/Special District/School District — 0.8%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,442,002
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	511,463
		1,953,465
Security	Par (000)	Value
Health — 0.4%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	$1,000	$ 1,028,878
Transportation — 0.8%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,018,544
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	866,583
		1,885,127
Total Municipal Bonds in Florida		4,867,470
Georgia — 2.9%
County/City/Special District/School District — 1.1%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,499,009
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/26(b)	1,000	1,035,165
		2,534,174
State — 1.0%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	666,228
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,801,774
		2,468,002
Transportation — 0.8%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,091,799
Georgia Ports Authority, ARB, 5.25%, 07/01/52	750	819,442
		1,911,241
Total Municipal Bonds in Georgia		6,913,417
Illinois — 4.9%
County/City/Special District/School District — 0.4%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	150	163,105
Metropolitan Pier & Exposition Authority, Refunding RB(a)
Series B, (AGM), 0.00%, 06/15/44	1,000	405,881
Series B, (AGM), 0.00%, 06/15/46	1,105	397,125
		966,111
Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,012,656
State — 2.1%
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,066,993
State of Illinois, GO
5.00%, 05/01/39	1,500	1,499,972
Series C, 5.00%, 11/01/29	1,000	1,041,916
Series D, 5.00%, 11/01/26	500	516,152
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/25	500	508,920
Series A, 5.00%, 10/01/28	500	528,858
		5,162,811
Transportation — 1.5%
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	977,470
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,035,036
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	199,213
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,018,774
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	$100	$ 100,818
Series A, 5.00%, 01/01/30	250	268,613
		3,599,924
Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,202,667
Total Municipal Bonds in Illinois		11,944,169
Indiana — 0.0%
Transportation — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	100,633
Kansas — 0.9%
Health — 0.3%
University of Kansas Hospital Authority, Refunding RB
Series A, 5.00%, 03/01/27(b)	155	161,822
Series A, 5.00%, 03/01/47	425	431,682
		593,504
Transportation — 0.6%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,018,045
5.00%, 09/01/34	500	508,104
		1,526,149
Total Municipal Bonds in Kansas		2,119,653
Maryland — 2.2%
State — 1.8%
State of Maryland, GO
Series A, 5.00%, 03/15/30	1,000	1,108,480
Series A, 5.00%, 03/15/31	400	417,481
Series A, 5.00%, 06/01/33	1,500	1,715,900
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,018,585
		4,260,446
Transportation — 0.4%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	403,738
4.00%, 11/01/29	695	691,204
		1,094,942
Total Municipal Bonds in Maryland		5,355,388
Massachusetts — 3.5%
Education — 0.8%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	500	581,593
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	1,000	1,210,284
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(b)	75	75,370
		1,867,247
Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,053,591
State — 2.3%
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 03/01/26	725	746,291
Series B, 3.00%, 02/01/48	1,000	793,418
Series D, 5.00%, 11/01/31	1,000	1,129,747
Security	Par (000)	Value
State (continued)
Commonwealth of Massachusetts, GOL (continued)
Series E, 4.00%, 04/01/46	$530	$ 521,962
Series F, 5.00%, 11/01/42	1,000	1,036,116
Series G, 4.00%, 09/01/32	1,325	1,337,393
		5,564,927
Total Municipal Bonds in Massachusetts		8,485,765
Michigan — 1.4%
Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/26(b)	585	603,862
Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,043,452
State — 0.8%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	761,428
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,079,057
		1,840,485
Total Municipal Bonds in Michigan		3,487,799
Minnesota — 0.5%
Health — 0.5%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	1,000	1,078,164
Missouri — 0.4%
Utilities — 0.4%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(b)	330	334,503
Series B, 5.00%, 05/01/45	705	712,299
Total Municipal Bonds in Missouri		1,046,802
New Jersey — 5.6%
Education — 0.5%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,026,873
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	958,008
State — 1.3%
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/46	500	514,504
State of New Jersey, GO
Series A, 5.00%, 06/01/29	1,000	1,085,255
Series A, 4.00%, 06/01/31	1,500	1,575,290
		3,175,049
Transportation — 3.4%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(a)	100	94,817
Series A, 0.00%, 12/15/32(a)	250	181,617
Series AA, 5.00%, 06/15/25	150	150,100
Series AA, 4.75%, 06/15/38	280	282,140
Series AA, 3.00%, 06/15/50	1,000	764,335
New Jersey Transportation Trust Fund Authority, RB, CAB(a)
Series A, 0.00%, 12/15/35	3,075	1,987,792
Series A, 0.00%, 12/15/38	530	299,602
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	1,014,189
Series A, 5.00%, 12/15/36	1,000	1,052,411

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series D, 5.00%, 12/15/24	$250	$ 251,390
New Jersey Turnpike Authority, Refunding RB
Series E, 5.00%, 01/01/29	1,000	1,059,589
Series E, 5.00%, 01/01/32	1,100	1,156,113
		8,294,095
Total Municipal Bonds in New Jersey		13,454,025
New York — 23.6%
County/City/Special District/School District — 7.5%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,423,027
Series C, 4.00%, 08/01/40	1,840	1,837,323
Series D, 5.00%, 12/01/35	500	531,371
Series D, 4.00%, 12/01/41	1,000	981,391
Series F-1, 5.00%, 03/01/43	1,000	1,078,856
Series F-1, 5.00%, 03/01/50	1,000	1,061,143
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/27	380	400,990
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	330,221
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	291,483
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,470,451
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,022,301
Series A1, 5.00%, 08/01/36	500	529,757
Series A1, 5.00%, 08/01/42	1,000	1,046,490
Subordinate, 4.00%, 05/01/42	1,000	990,760
Series A-1, Subordinate, 4.00%, 08/01/38	1,000	1,018,311
Series C-1, Subordinate, 5.00%, 02/01/32	2,285	2,583,656
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B-1, 5.00%, 11/01/30	1,400	1,559,393
		18,156,924
Education — 1.6%
New York State Dormitory Authority, RB
5.00%, 10/01/45	1,500	1,776,184
Series A, 4.00%, 07/01/41	1,000	978,110
Series A, 5.00%, 10/01/48	1,000	1,175,016
		3,929,310
State — 6.0%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	779,962
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/27	1,000	1,047,867
Series A, 5.00%, 03/15/28(c)	250	267,351
Series A, 4.00%, 03/15/43	500	488,758
Series A, 3.00%, 03/15/51	2,000	1,519,894
Series D, 4.00%, 02/15/47	1,000	978,188
Series E, 5.00%, 03/15/27(c)	500	526,425
Series E, 5.00%, 09/15/28(b)	5	5,306
Series E, 5.00%, 03/15/29	995	1,058,035
Series E, 3.00%, 03/15/41	1,500	1,280,551
New York State Urban Development Corp., RB
Class A, 4.00%, 03/15/47	1,000	979,162
Security	Par (000)	Value
State (continued)
New York State Urban Development Corp., RB (continued)
Series A, 4.00%, 03/15/49	$1,000	$ 973,368
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/27(c)	600	629,317
Series A, 5.00%, 03/15/39	1,000	1,077,593
Series E, 3.00%, 03/15/47	715	563,685
Series E, 3.00%, 03/15/50	1,130	868,331
Series A, Sustainability Bonds, 5.00%, 03/15/63	500	536,287
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(b)	1,000	1,004,491
		14,584,571
Transportation — 6.5%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	938,010
Metropolitan Transportation Authority, RB
Series A, Sustainability Bonds, 4.00%, 11/15/48	500	479,316
Series D1, Sustainability Bonds, 5.00%, 11/15/44	300	317,009
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,100,552
Series D-1, Sustainability Bonds, 5.00%, 11/15/34(d)	1,000	1,003,650
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,000	1,052,418
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	984,658
Series A-3, 4.00%, 03/15/56	1,000	958,815
Series B, Subordinate, 4.00%, 01/01/50	1,000	951,595
Port Authority of New York & New Jersey, Refunding ARB
Series 194, 5.00%, 10/15/41	835	848,486
Series 240, 5.00%, 07/15/48	1,840	2,009,101
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	625	611,847
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,028,550
Series A, 5.00%, 11/15/40	600	605,522
Series B, 5.00%, 11/15/38	1,000	1,034,740
Senior Lien, Sustainability Bonds, 5.00%, 11/15/28	1,605	1,729,431
		15,653,700
Utilities — 2.0%
New York City Municipal Water Finance Authority, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,025,368
Series DD-1, 4.00%, 06/15/49	1,000	971,006
New York City Municipal Water Finance Authority, Refunding RB, Series EE, 5.00%, 06/15/36	1,000	1,018,594
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/52	1,000	972,558
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	971,408
		4,958,934
Total Municipal Bonds in New York		57,283,439
North Carolina — 0.7%
Housing — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	995	1,024,332
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation(a) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	$500	$ 347,869
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	324,398
		672,267
Total Municipal Bonds in North Carolina		1,696,599
Ohio — 1.8%
County/City/Special District/School District — 0.5%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,083,738
Transportation — 0.4%
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46	1,000	1,064,968
Utilities — 0.9%
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 5.00%, 12/01/28	2,000	2,102,138
Total Municipal Bonds in Ohio		4,250,844
Pennsylvania — 4.4%
Health — 0.8%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,036,978
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,033,780
		2,070,758
Housing — 0.4%
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 4.50%, 10/01/38	1,000	1,019,086
State — 1.4%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,126,131
Series 1, 5.00%, 03/15/29	1,000	1,008,414
Commonwealth of Pennsylvania, Refunding GO, Series 1, 5.00%, 01/01/28	1,105	1,149,693
		3,284,238
Transportation — 1.8%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	133,726
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	256,322
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	1,000	1,009,296
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,034,330
Series 1, Subordinate, 5.00%, 12/01/39	875	966,830
Series A, Subordinate, 4.00%, 12/01/46	425	407,985
Series A, Subordinate, 4.00%, 12/01/50	480	449,329
		4,257,818
Total Municipal Bonds in Pennsylvania		10,631,900
Security	Par (000)	Value
South Carolina — 0.4%
Utilities — 0.4%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	$750	$ 746,246
Series B, 5.00%, 12/01/51	305	316,195
Total Municipal Bonds in South Carolina		1,062,441
Tennessee — 0.4%
Transportation — 0.4%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	906,140
Texas — 8.0%
County/City/Special District/School District — 0.7%
County of Williamson Texas, GOL, 4.00%, 02/15/26	1,000	1,013,356
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	578,209
		1,591,565
Education — 0.2%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	421,854
Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,009,885
Transportation — 4.3%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,021,524
Series A, Senior Lien, 5.00%, 07/01/25(b)	1,000	1,016,627
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(a)	270	212,619
Series C, 5.00%, 08/15/37	1,000	1,000,748
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,059,833
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,282,472
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	460,900
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,051,335
Series A, 5.00%, 01/01/43	1,815	1,881,547
Series B, 5.00%, 01/01/34	1,000	1,004,928
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	491,008
		10,483,541
Utilities — 2.4%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,007,381
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	948,506
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	513,224
Lower Colorado River Authority, Refunding RB, 5.00%, 05/15/38	1,000	1,121,896

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	$1,180	$ 1,184,412
Series B, 5.00%, 04/15/49	1,000	1,040,422
		5,815,841
Total Municipal Bonds in Texas		19,322,686
Utah — 0.5%
State — 0.5%
State of Utah, GO, Series B, 5.00%, 07/01/25	1,290	1,313,262
Virginia — 1.9%
County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	798,022
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,013,322
		1,811,344
Health — 0.4%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	1,000,835
Transportation — 0.6%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 03/15/27	285	299,079
Series A, 5.00%, 05/15/31	1,000	1,051,618
		1,350,697
Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	513,738
Total Municipal Bonds in Virginia		4,676,614
Washington — 2.7%
Health — 0.9%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,169,618
State — 0.9%
State of Washington, Refunding GO
Series B, 5.00%, 07/01/30	1,000	1,023,077
Series R, 5.00%, 08/01/35	1,000	1,164,076
		2,187,153
Transportation — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series S-1, Sustainability Bonds, 5.00%, 11/01/46	1,000	1,158,322
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	907,225
		2,065,547
Total Municipal Bonds in Washington		6,422,318
Security	Par (000)	Value
Wisconsin — 1.2%
Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	$1,000	$ 1,017,195
State — 0.8%
State of Wisconsin, Refunding GO
5.00%, 11/01/27	770	808,664
Series 2, 5.00%, 11/01/26	980	1,021,229
		1,829,893
Total Municipal Bonds in Wisconsin		2,847,088
Total Long-Term Investments — 98.8% (Cost: $245,421,172)		239,333,976

	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.88%(e)(f)	667,050	667,116
Total Short-Term Securities — 0.3% (Cost: $667,107)		667,116
Total Investments — 99.1% (Cost: $246,088,279)		240,001,092
Other Assets Less Liabilities — 0.9%		2,269,347
Net Assets — 100.0%		$ 242,270,439

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Municipal Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,355,327	$ —	$ (2,688,210)(a)	$ 146	$ (147)	$ 667,116	667,050	$ 34,112	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 239,333,976	$ —	$ 239,333,976
Short-Term Securities
Money Market Funds	667,116	—	—	667,116
	$667,116	$239,333,976	$—	$240,001,092
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
iShares Short-Term TIPS Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
2.00%, 01/15/26	$5,844	$ 5,772,002
2.38%, 01/15/27	5,642	5,639,840
1.75%, 01/15/28	5,612	5,522,362
3.63%, 04/15/28	5,427	5,705,292
2.50%, 01/15/29	7,973	8,115,073
3.88%, 04/15/29	5,340	5,769,035
U.S. Treasury Inflation-Indexed Notes
0.38%, 07/15/25 - 07/15/27	39,131	37,540,453
0.13%, 10/15/25 - 04/15/27	64,491	61,518,235
0.63%, 01/15/26	11,815	11,429,308
1.63%, 10/15/27	14,361	14,133,704
0.50%, 01/15/28	12,900	12,157,600
1.25%, 04/15/28	14,842	14,340,928
0.75%, 07/15/28	11,241	10,685,548
2.38%, 10/15/28	16,428	16,649,371
0.88%, 01/15/29	6,705	6,354,480
2.13%, 04/15/29	14,858	14,886,803
Total Long-Term Investments — 79.0% (Cost: $239,019,388)		236,220,034

Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	617,563	617,563

Security	Par (000)	Value
U.S. Treasury Obligations — 20.2%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	$9,247	$ 9,161,379
U.S. Treasury Inflation-Indexed Notes
0.13%, 07/15/24 - 10/15/24	27,617	27,462,020
0.25%, 01/15/25	13,448	13,172,207
(0.32%), 04/15/25	10,763	10,468,379
		60,263,985
Total Short-Term Securities — 20.4% (Cost: $61,377,881)		60,881,548
Total Investments — 99.4% (Cost: $300,397,269)		297,101,582
Other Assets Less Liabilities — 0.6%		1,908,325
Net Assets — 100.0%		$ 299,009,907

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 2,285,632	$ —	$ (1,668,069)(a)	$ —	$ —	$ 617,563	617,563	$ 116,041	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$ —	$ 236,220,034	$ —	$ 236,220,034
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 617,563	$ —	$ —	$ 617,563
U.S. Treasury Obligations	—	60,263,985	—	60,263,985
	$617,563	$296,484,019	$—	$297,101,582
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.4%
Ampol Ltd.	140,254	$ 3,016,649
ANZ Group Holdings Ltd.	1,800,951	33,835,718
APA Group(a)	758,001	4,029,131
Aristocrat Leisure Ltd.	342,247	11,333,687
ASX Ltd.	115,332	4,601,838
Aurizon Holdings Ltd.	1,091,501	2,651,516
BHP Group Ltd., Class DI	3,036,923	86,801,181
BlueScope Steel Ltd.	265,647	3,606,061
Brambles Ltd.	836,710	8,074,187
CAR Group Ltd.	212,690	4,979,526
Cochlear Ltd.	38,952	8,598,259
Coles Group Ltd.	803,950	9,107,632
Commonwealth Bank of Australia	1,002,331	84,908,791
Computershare Ltd.	332,083	5,808,074
Dexus	636,133	2,744,207
Endeavour Group Ltd./Australia	903,987	3,031,367
Fortescue Ltd	1,014,056	14,436,553
Glencore PLC	6,210,103	35,337,157
Goodman Group	1,023,538	23,612,910
GPT Group	1,131,644	3,017,163
Insurance Australia Group Ltd.	1,436,256	6,808,635
Lottery Corp. Ltd.	1,336,971	4,506,188
Macquarie Group Ltd.	218,006	29,664,358
Medibank Pvt Ltd.	1,654,226	4,099,691
Mineral Resources Ltd.	105,596	3,777,761
Mirvac Group	2,322,859	2,890,053
National Australia Bank Ltd.	1,852,394	44,670,901
Northern Star Resources Ltd.	686,522	5,961,797
Orica Ltd.	294,234	3,494,284
Origin Energy Ltd.	1,029,137	7,445,765
Pilbara Minerals Ltd.(b)	1,706,693	3,472,763
Pro Medicus Ltd.	34,392	3,266,290
Qantas Airways Ltd.(c)	507,327	1,974,377
QBE Insurance Group Ltd.	899,664	10,385,375
Ramsay Health Care Ltd.	110,657	3,493,677
REA Group Ltd.	31,950	4,171,858
Reece Ltd.	132,473	2,212,314
Rio Tinto Ltd.	222,291	17,608,075
Rio Tinto PLC	675,019	44,293,575
Santos Ltd.	1,914,398	9,712,550
Scentre Group	3,108,225	6,442,416
SEEK Ltd.	212,777	3,020,064
Seven Group Holdings Ltd.	118,313	2,955,714
Sonic Healthcare Ltd.	273,291	4,772,668
South32 Ltd.	2,707,802	6,569,386
Stockland	1,437,143	3,980,554
Suncorp Group Ltd.	754,304	8,722,771
Telstra Group Ltd.	2,426,301	5,857,619
Transurban Group(a)	1,851,650	15,271,611
Treasury Wine Estates Ltd.	486,561	4,025,979
Vicinity Ltd.	2,294,316	2,821,055
Washington H Soul Pattinson & Co. Ltd.	137,898	3,008,490
Wesfarmers Ltd.	679,527	29,424,516
Westpac Banking Corp.	2,079,286	37,649,933
WiseTech Global Ltd.	99,849	6,637,843
Woodside Energy Group Ltd.	1,127,510	21,232,126
Woolworths Group Ltd.	731,508	16,423,797
		746,258,436
Security	Shares	Value
Austria — 0.2%
Erste Group Bank AG	201,304	$ 9,528,758
Mondi PLC	262,334	5,035,593
OMV AG	86,694	3,768,350
Verbund AG	41,313	3,268,783
Voestalpine AG	70,165	1,896,899
		23,498,383
Belgium — 0.8%
Ageas SA/NV	95,676	4,365,386
Anheuser-Busch InBev SA	538,097	31,239,631
D’ieteren Group	12,747	2,699,194
Elia Group SA/NV	17,685	1,651,721
Groupe Bruxelles Lambert NV	54,224	3,860,829
KBC Group NV	148,682	10,476,506
Lotus Bakeries NV	247	2,547,373
Sofina SA	9,127	2,076,877
Syensqo SA	44,246	3,949,311
UCB SA	75,708	11,241,647
Umicore SA	124,587	1,874,883
Warehouses De Pauw CVA	102,776	2,775,840
		78,759,198
Brazil — 0.0%
Yara International ASA	98,072	2,826,234
Chile — 0.1%
Antofagasta PLC	234,167	6,223,228
China — 0.4%
BOC Hong Kong Holdings Ltd.	2,183,034	6,736,177
Prosus NV	868,609	30,886,411
SITC International Holdings Co. Ltd.	782,000	2,120,461
Wharf Holdings Ltd.	621,426	1,746,134
Wilmar International Ltd.	1,139,283	2,597,864
		44,087,047
Denmark — 3.9%
AP Moller - Maersk A/S, Class A	1,775	3,011,851
AP Moller - Maersk A/S, Class B	2,681	4,649,782
Carlsberg A/S, Class B	58,476	7,020,275
Coloplast A/S, Class B	80,536	9,681,484
Danske Bank A/S	408,377	12,180,261
Demant A/S(c)	59,692	2,585,299
DSV A/S	104,037	15,969,478
Genmab A/S(c)	38,948	9,760,106
Novo Nordisk A/S, Class B	1,954,165	279,611,219
Novonesis (Novozymes) B, Class B	223,419	13,649,650
Orsted A/S(c)(d)	113,142	6,010,268
Pandora A/S	50,233	7,560,716
ROCKWOOL A/S, B Shares	5,549	2,249,448
Tryg A/S	204,418	4,466,251
Vestas Wind Systems A/S(c)	604,727	14,022,387
		392,428,475
Finland — 1.0%
Elisa OYJ	83,946	3,843,287
Fortum OYJ	270,241	3,956,200
Kesko OYJ, Class B	161,193	2,835,714
Kone OYJ, Class B	201,833	10,007,150
Metso OYJ	396,727	4,216,568
Neste OYJ	247,688	4,419,865
Nokia OYJ	3,201,810	12,186,296
Nordea Bank Abp	1,887,248	22,497,916
Orion OYJ, Class B	63,533	2,709,653
Sampo OYJ, A Shares	266,464	11,491,057
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	348,456	$ 4,758,338
UPM-Kymmene OYJ	319,610	11,225,522
Wartsila OYJ Abp	301,184	5,838,836
		99,986,402
France — 9.3%
Accor SA	115,551	4,728,232
Aeroports de Paris	20,145	2,453,681
Air Liquide SA	345,665	59,657,450
Airbus SE	355,825	48,835,788
Alstom SA	206,940	3,490,005
Amundi SA(d)	37,025	2,394,665
Arkema SA	35,263	3,072,938
AXA SA	1,087,544	35,640,162
BioMerieux	23,909	2,273,480
BNP Paribas SA	613,252	39,218,742
Bollore SE	436,533	2,562,851
Bouygues SA	111,201	3,574,490
Bureau Veritas SA	188,609	5,241,270
Capgemini SE	95,150	18,900,353
Carrefour SA	345,128	4,890,554
Cie de Saint-Gobain SA	272,946	21,228,139
Cie Generale des Etablissements Michelin SCA	406,723	15,720,291
Covivio SA/France	29,760	1,423,072
Credit Agricole SA	629,802	8,599,706
Danone SA	385,570	23,616,081
Dassault Aviation SA	12,254	2,219,043
Dassault Systemes SE	400,739	15,068,177
Edenred SE	147,120	6,239,628
Eiffage SA	43,571	4,004,455
Engie SA	1,093,719	15,662,444
EssilorLuxottica SA	176,652	37,959,607
Eurazeo SE	27,336	2,179,731
Gecina SA	27,277	2,517,972
Getlink SE	208,012	3,444,135
Hermes International SCA	18,965	43,802,048
Ipsen SA	22,562	2,771,940
Kering SA	44,577	16,214,658
Klepierre SA	126,634	3,380,869
La Francaise des Jeux SAEM, Class A(d)	62,388	2,124,940
Legrand SA	158,107	15,692,944
L’Oreal SA	144,091	63,423,896
LVMH Moet Hennessy Louis Vuitton SE	165,136	126,789,902
Orange SA	1,115,023	11,184,241
Pernod Ricard SA	122,461	16,708,536
Publicis Groupe SA	137,058	14,558,170
Remy Cointreau SA	13,305	1,117,935
Renault SA	115,104	5,903,078
Rexel SA	133,067	3,442,250
Safran SA	204,681	43,138,262
Sartorius Stedim Biotech	17,211	2,844,314
SEB SA	14,642	1,502,766
Societe Generale SA	435,416	10,237,100
Sodexo SA	52,458	4,725,470
Teleperformance SE	34,855	3,682,385
Thales SA	56,914	9,104,435
TotalEnergies SE	1,289,192	86,316,218
Unibail-Rodamco-Westfield	70,180	5,546,118
Veolia Environnement SA	412,670	12,360,641
Security	Shares	Value
France (continued)
Vinci SA	299,255	$ 31,542,781
Vivendi SE	431,713	4,512,100
		939,445,139
Germany — 8.0%
adidas AG, Class N	97,008	23,162,265
Allianz SE, Registered Shares	234,568	65,146,806
BASF SE	534,458	25,837,065
Bayer AG, Class N, Registered Shares	588,293	16,582,816
Bayerische Motoren Werke AG	190,956	18,062,804
Bechtle AG	47,563	2,237,306
Beiersdorf AG	60,361	8,834,795
Brenntag SE, Class N	84,770	5,718,580
Carl Zeiss Meditec AG	23,827	1,675,133
Commerzbank AG	623,598	9,458,881
Continental AG	65,872	3,730,805
Covestro AG(c)(d)	113,729	6,666,441
CTS Eventim AG & Co. KGaA	37,366	3,110,698
Daimler Truck Holding AG	320,319	12,775,328
Deutsche Bank AG, Class N, Registered Shares	1,150,954	18,395,188
Deutsche Boerse AG, Class N	113,775	23,255,231
Deutsche Lufthansa AG, Registered Shares	354,187	2,172,472
Deutsche Post AG, Class N, Registered Shares	593,577	24,103,332
Deutsche Telekom AG, Class N, Registered Shares	1,940,887	48,785,177
E.ON SE, Class N	1,344,418	17,669,266
Evonik Industries AG	152,195	3,105,504
Fresenius Medical Care AG	122,016	4,663,057
Fresenius SE & Co. KGaA(c)	250,845	7,493,814
GEA Group AG	97,726	4,062,806
Hannover Rueck SE, Class N	36,108	9,140,319
Heidelberg Materials AG	83,717	8,654,170
Henkel AG & Co. KGaA	61,100	4,807,172
Infineon Technologies AG, Class N	782,009	28,699,970
Knorr-Bremse AG	43,042	3,289,911
LEG Immobilien SE(b)	43,698	3,569,959
Mercedes-Benz Group AG, Class N	480,478	33,254,604
Merck KGaA	77,393	12,798,900
MTU Aero Engines AG, Class N	32,295	8,233,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	81,037	40,514,879
Nemetschek SE	34,255	3,344,209
Puma SE	61,710	2,834,341
Rational AG	3,081	2,554,519
Rheinmetall AG	26,103	13,302,498
RWE AG	378,612	12,988,418
SAP SE	625,303	125,608,097
Scout24 SE(d)	43,946	3,357,641
Siemens AG, Class N, Registered Shares	455,102	84,706,094
Siemens Energy AG(c)	358,981	9,360,281
Siemens Healthineers AG(d)	166,225	9,572,744
Symrise AG	79,513	9,728,982
Talanx AG(c)	37,548	2,992,187
Volkswagen AG	17,728	2,124,238
Vonovia SE	439,042	12,494,439
Zalando SE(c)(d)	134,094	3,147,805
		807,785,662
Hong Kong — 1.6%
AIA Group Ltd.	6,766,083	45,777,606
CK Asset Holdings Ltd.	1,166,589	4,370,119
CK Infrastructure Holdings Ltd.	373,844	2,111,207
CLP Holdings Ltd.	985,261	7,968,906

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Futu Holdings Ltd., ADR(c)	33,195	$ 2,177,758
Hang Seng Bank Ltd.	453,248	5,827,115
Henderson Land Development Co. Ltd.	861,774	2,310,565
HKT Trust & HKT Ltd., Class SS(a)	2,252,417	2,526,410
Hong Kong & China Gas Co. Ltd.	6,651,383	5,054,658
Hong Kong Exchanges & Clearing Ltd.	700,643	22,422,767
Hongkong Land Holdings Ltd.	659,793	2,125,707
Jardine Matheson Holdings Ltd.	95,486	3,370,606
Link REIT(b)	1,529,191	5,938,406
MTR Corp. Ltd.	911,033	2,875,609
Power Assets Holdings Ltd.	827,118	4,470,135
Prudential PLC	1,633,102	14,807,358
Sino Land Co. Ltd.	2,367,975	2,436,884
Sun Hung Kai Properties Ltd.	867,588	7,517,247
Swire Pacific Ltd., Class A	259,200	2,288,374
Swire Properties Ltd.	692,336	1,102,996
Techtronic Industries Co., Ltd.	816,631	9,309,504
WH Group Ltd.(d)	5,060,607	3,330,922
Wharf Real Estate Investment Co. Ltd.	1,011,245	2,680,241
		162,801,100
Ireland — 0.4%
AerCap Holdings NV	122,618	11,427,998
AIB Group PLC	1,019,302	5,383,025
Bank of Ireland Group PLC	627,449	6,554,621
Kerry Group PLC, Class A	93,329	7,563,300
Kingspan Group PLC	92,408	7,853,546
Smurfit Kappa Group PLC	154,878	6,907,968
		45,690,458
Israel — 0.6%
Azrieli Group Ltd.	24,689	1,442,460
Bank Hapoalim BM	754,387	6,662,440
Bank Leumi Le-Israel BM	898,416	7,323,514
Check Point Software Technologies Ltd.(c)	55,950	9,231,750
Elbit Systems Ltd.	16,143	2,809,068
Global-e Online Ltd.(c)	58,522	2,122,593
ICL Group Ltd.	456,195	1,961,760
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	725,409	3,620,141
Mizrahi Tefahot Bank Ltd.	90,844	3,080,653
Nice Ltd.(c)	37,537	6,457,738
Teva Pharmaceutical Industries Ltd., ADR(c)	663,964	10,789,415
Wix.com Ltd.(c)	31,792	5,057,154
		60,558,688
Italy — 2.4%
Amplifon SpA	74,287	2,641,639
Assicurazioni Generali SpA	610,763	15,204,318
Banco BPM SpA	771,220	4,963,418
Coca-Cola HBC AG, Class DI	132,118	4,496,529
Davide Campari-Milano NV	369,959	3,502,686
DiaSorin SpA	13,771	1,369,937
Enel SpA	4,870,391	33,794,625
Eni SpA	1,303,048	20,007,848
Ferrari NV	75,481	30,803,165
FinecoBank Banca Fineco SpA	364,355	5,414,044
Infrastrutture Wireless Italiane SpA(d)	199,968	2,082,805
Intesa Sanpaolo SpA	8,758,453	32,550,032
Leonardo SpA	162,718	3,769,984
Mediobanca Banca di Credito Finanziario SpA	327,401	4,792,510
Moncler SpA	131,647	8,075,738
Nexi SpA(c)(d)	349,968	2,133,404
Security	Shares	Value
Italy (continued)
Poste Italiane SpA(d)	307,327	$ 3,910,597
Prysmian SpA	157,182	9,703,939
Recordati Industria Chimica e Farmaceutica SpA	63,472	3,303,578
Snam SpA	1,209,271	5,340,156
Telecom Italia SpA/Milano(c)	6,013,289	1,438,250
Terna - Rete Elettrica Nazionale	850,002	6,552,351
UniCredit SpA	915,180	33,867,170
		239,718,723
Japan — 22.4%
Advantest Corp.	458,800	18,593,301
Aeon Co. Ltd.	388,346	8,311,762
AGC, Inc.	116,248	3,782,557
Aisin Corp.	87,446	2,856,752
Ajinomoto Co., Inc.	278,654	9,807,290
ANA Holdings, Inc.	92,111	1,702,506
Asahi Group Holdings Ltd.	288,402	10,204,981
Asahi Kasei Corp.	746,568	4,793,787
Asics Corp.	386,400	5,957,580
Astellas Pharma, Inc.	1,074,643	10,602,146
Bandai Namco Holdings, Inc.	356,212	6,978,672
Bridgestone Corp.	341,941	13,492,785
Brother Industries Ltd.	134,863	2,382,247
Canon, Inc.	599,048	16,250,763
Capcom Co. Ltd.	203,200	3,843,910
Central Japan Railway Co.	458,700	9,943,295
Chiba Bank Ltd.	311,270	2,790,001
Chubu Electric Power Co., Inc.	389,511	4,601,417
Chugai Pharmaceutical Co. Ltd.	402,130	14,319,184
Concordia Financial Group Ltd.	623,770	3,694,882
Dai Nippon Printing Co. Ltd.	126,868	4,280,601
Daifuku Co. Ltd.	179,028	3,362,490
Dai-ichi Life Holdings, Inc.	558,400	14,953,859
Daiichi Sankyo Co. Ltd.	1,107,662	38,495,371
Daikin Industries Ltd.	157,968	21,991,622
Daito Trust Construction Co. Ltd.	36,270	3,754,357
Daiwa House Industry Co. Ltd.	349,776	8,905,253
Daiwa Securities Group, Inc.	790,252	6,067,004
Denso Corp.	1,132,360	17,675,041
Dentsu Group, Inc.	119,782	3,032,935
Disco Corp.	55,177	21,016,898
East Japan Railway Co.	534,732	8,903,104
Eisai Co. Ltd.	150,015	6,175,163
ENEOS Holdings, Inc.	1,710,863	8,816,846
FANUC Corp.	570,655	15,666,023
Fast Retailing Co. Ltd.	104,823	26,514,032
Fuji Electric Co. Ltd.	74,894	4,279,487
FUJIFILM Holdings Corp.	665,424	15,608,650
Fujitsu Ltd.	1,045,340	16,394,569
Hamamatsu Photonics KK	82,387	2,213,213
Hankyu Hanshin Holdings, Inc.	137,363	3,664,199
Hikari Tsushin, Inc.	12,006	2,248,972
Hitachi Construction Machinery Co. Ltd.	61,905	1,659,987
Hitachi Ltd.	2,776,065	62,506,742
Honda Motor Co. Ltd.	2,742,905	29,486,185
Hoshizaki Corp.	65,330	2,077,997
Hoya Corp.	208,678	24,402,665
Hulic Co. Ltd.	222,367	1,976,464
Ibiden Co. Ltd.	66,300	2,713,812
Idemitsu Kosan Co. Ltd.	568,100	3,692,399
Inpex Corp.	576,400	8,464,709
Isuzu Motors Ltd.	349,182	4,642,183
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
ITOCHU Corp.	711,773	$ 34,989,452
Japan Airlines Co. Ltd.	85,762	1,355,039
Japan Exchange Group, Inc.	299,736	7,029,812
Japan Post Bank Co. Ltd.	859,300	8,159,029
Japan Post Holdings Co. Ltd.	1,301,929	12,940,820
Japan Post Insurance Co. Ltd.	114,400	2,224,865
Japan Real Estate Investment Corp.	765	2,418,012
Japan Tobacco, Inc.	718,541	19,457,679
JFE Holdings, Inc.	341,312	4,926,027
Kajima Corp.	253,277	4,393,339
Kansai Electric Power Co., Inc.	421,251	7,073,562
Kao Corp.	279,007	11,296,144
Kawasaki Kisen Kaisha Ltd.	243,900	3,556,766
KDDI Corp.	896,275	23,743,676
Keisei Electric Railway Co. Ltd.	81,887	2,648,082
Keyence Corp.	116,480	50,980,724
Kikkoman Corp.	401,820	4,669,967
Kintetsu Group Holdings Co. Ltd.	106,698	2,327,244
Kirin Holdings Co. Ltd.	459,655	5,937,635
Kobe Bussan Co. Ltd.	90,000	2,004,836
Koito Manufacturing Co. Ltd.	119,894	1,652,894
Komatsu Ltd.	553,954	16,180,735
Konami Group Corp.	59,099	4,273,119
Kubota Corp.	598,889	8,416,177
Kyocera Corp.	768,800	8,867,204
Kyowa Kirin Co. Ltd.	161,697	2,771,589
Lasertec Corp.	48,000	10,775,054
LY Corp.	1,567,927	3,786,027
M3, Inc.	259,013	2,478,240
Makita Corp.	134,739	3,688,877
Marubeni Corp.	850,464	15,769,786
MatsukiyoCocokara & Co.	200,700	2,882,128
Mazda Motor Corp.	333,598	3,216,219
McDonald’s Holdings Co. Japan Ltd.(b)	50,494	1,992,755
MEIJI Holdings Co. Ltd.	140,768	3,044,546
MINEBEA MITSUMI, Inc.	217,408	4,478,784
Mitsubishi Chemical Group Corp.	811,809	4,523,226
Mitsubishi Corp.	2,048,691	40,272,941
Mitsubishi Electric Corp.	1,157,221	18,544,601
Mitsubishi Estate Co. Ltd.	668,382	10,522,614
Mitsubishi HC Capital, Inc.	473,573	3,133,389
Mitsubishi Heavy Industries Ltd.	1,919,150	20,659,787
Mitsubishi UFJ Financial Group, Inc.	6,649,270	71,759,102
Mitsui & Co. Ltd.	1,537,200	35,058,338
Mitsui Chemicals, Inc.	100,151	2,773,321
Mitsui Fudosan Co. Ltd.	1,598,860	14,715,770
Mitsui OSK Lines Ltd.	203,300	6,112,547
Mizuho Financial Group, Inc.	1,444,551	30,404,029
MonotaRO Co. Ltd.	143,100	1,675,927
MS&AD Insurance Group Holdings, Inc.	770,372	17,199,331
Murata Manufacturing Co. Ltd.	1,031,975	21,370,522
NEC Corp.	145,774	12,020,018
Nexon Co. Ltd.	199,548	3,712,440
NIDEC Corp.	249,920	11,246,279
Nintendo Co. Ltd.	622,120	33,222,162
Nippon Building Fund, Inc.	899	3,153,530
Nippon Express Holdings, Inc	42,770	1,979,417
Nippon Paint Holdings Co. Ltd.	564,580	3,690,646
Nippon Prologis REIT, Inc.	1,326	2,069,675
Nippon Sanso Holdings Corp.	103,093	3,061,562
Nippon Steel Corp.	505,056	10,706,392
Nippon Telegraph & Telephone Corp.	17,893,600	16,920,241
Nippon Yusen KK	283,766	8,279,412
Security	Shares	Value
Japan (continued)
Nissan Chemical Corp.	75,111	$ 2,387,381
Nissan Motor Co. Ltd.	1,428,615	4,850,094
Nissin Foods Holdings Co. Ltd.	120,523	3,064,387
Nitori Holdings Co. Ltd.	46,923	4,967,600
Nitto Denko Corp.	85,326	6,767,788
Nomura Holdings, Inc.	1,778,118	10,270,998
Nomura Real Estate Holdings, Inc.	65,658	1,652,835
Nomura Real Estate Master Fund, Inc.	2,514	2,233,204
Nomura Research Institute Ltd.	226,063	6,389,379
NTT Data Group Corp.	369,517	5,458,887
Obayashi Corp.	381,834	4,563,064
Obic Co. Ltd.	41,094	5,302,450
Olympus Corp.	727,812	11,748,578
Omron Corp.	104,228	3,609,220
Ono Pharmaceutical Co. Ltd.	226,131	3,089,698
Oracle Corp. Japan	23,035	1,589,517
Oriental Land Co. Ltd./Japan	653,320	18,256,455
ORIX Corp.	696,600	15,439,352
Osaka Gas Co. Ltd.	223,508	4,939,597
Otsuka Corp.	135,564	2,614,774
Otsuka Holdings Co. Ltd.	246,655	10,420,373
Pan Pacific International Holdings Corp.	226,936	5,308,447
Panasonic Holdings Corp.	1,396,157	11,477,106
Rakuten Group, Inc.(c)	876,900	4,542,723
Recruit Holdings Co. Ltd.	889,194	47,844,996
Renesas Electronics Corp.	896,108	16,994,373
Resona Holdings, Inc.	1,254,199	8,343,110
Ricoh Co. Ltd.	326,981	2,802,588
Rohm Co. Ltd.	205,500	2,747,056
SBI Holdings, Inc.	162,697	4,129,330
SCREEN Holdings Co. Ltd.	49,000	4,442,283
SCSK Corp.	93,300	1,866,608
Secom Co. Ltd.	124,657	7,382,686
Seiko Epson Corp.	171,303	2,677,991
Sekisui Chemical Co. Ltd.	223,978	3,109,399
Sekisui House Ltd.	354,299	7,874,359
Seven & i Holdings Co. Ltd.	1,342,277	16,402,839
SG Holdings Co. Ltd.	188,804	1,745,936
Shimadzu Corp.	139,263	3,490,488
Shimano, Inc.	45,170	6,980,744
Shin-Etsu Chemical Co. Ltd.	1,073,830	41,752,265
Shionogi & Co. Ltd.	152,921	5,956,049
Shiseido Co. Ltd.	237,478	6,767,922
Shizuoka Financial Group, Inc.	272,601	2,635,182
SMC Corp.	34,241	16,314,353
SoftBank Corp.	1,708,500	20,894,973
SoftBank Group Corp.	616,200	39,634,722
Sompo Holdings, Inc.	529,326	11,340,117
Sony Group Corp.	748,968	63,827,901
Subaru Corp.	360,746	7,671,391
SUMCO Corp.	206,315	2,984,513
Sumitomo Corp.	617,440	15,511,292
Sumitomo Electric Industries Ltd.	422,680	6,608,392
Sumitomo Metal Mining Co. Ltd.	145,215	4,412,130
Sumitomo Mitsui Financial Group, Inc.	754,527	50,647,530
Sumitomo Mitsui Trust Holdings, Inc.	389,052	8,940,879
Sumitomo Realty & Development Co. Ltd.	168,649	4,976,469
Suntory Beverage & Food Ltd.	82,340	2,924,404
Suzuki Motor Corp.	933,276	10,774,305
Sysmex Corp.	298,266	4,814,595
T&D Holdings, Inc.	296,406	5,177,341
Taisei Corp.	98,710	3,672,280
Takeda Pharmaceutical Co. Ltd.	947,608	24,579,273

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TDK Corp.	230,874	$ 14,196,866
Terumo Corp.	799,212	13,255,090
TIS, Inc.	129,600	2,517,873
Toho Co. Ltd.	64,582	1,889,286
Tokio Marine Holdings, Inc.	1,125,261	42,286,231
Tokyo Electric Power Co. Holdings, Inc.(c)	909,912	4,899,859
Tokyo Electron Ltd.	282,379	61,812,869
Tokyo Gas Co. Ltd.	226,955	4,885,884
Tokyu Corp.	293,065	3,236,097
TOPPAN, Inc.	146,800	4,072,299
Toray Industries, Inc.	831,414	3,943,181
TOTO Ltd.	84,087	1,981,032
Toyota Industries Corp.	87,100	7,409,191
Toyota Motor Corp.	6,350,345	130,292,960
Toyota Tsusho Corp.	378,543	7,397,912
Trend Micro, Inc./Japan	78,534	3,201,109
Unicharm Corp.	239,602	7,699,661
West Japan Railway Co.	259,480	4,841,764
Yakult Honsha Co. Ltd.	151,564	2,715,484
Yamaha Motor Co. Ltd.	533,281	4,957,805
Yamato Holdings Co. Ltd.	156,862	1,728,602
Yaskawa Electric Corp.	142,145	5,125,604
Yokogawa Electric Corp.	135,963	3,302,009
Zensho Holdings Co. Ltd.	57,300	2,184,545
ZOZO, Inc.	81,651	2,041,405
		2,260,218,302
Jordan — 0.0%
Hikma Pharmaceuticals PLC	99,376	2,367,733
Luxembourg — 0.1%
ArcelorMittal SA(c)	303,848	6,960,932
Eurofins Scientific SE	80,222	4,016,632
		10,977,564
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,301,058	6,055,028
Sands China Ltd.(c)	1,465,260	3,046,722
		9,101,750
Netherlands — 4.8%
ABN AMRO Bank NV(d)	282,821	4,644,959
Adyen NV(c)(d)	13,014	15,456,411
Aegon Ltd.	856,540	5,295,922
Akzo Nobel NV	101,306	6,174,528
Argenx SE(c)	35,588	15,441,234
ASM International NV	26,702	20,410,368
ASML Holding NV	239,390	243,978,114
ASR Nederland NV	93,238	4,438,936
BE Semiconductor Industries NV	46,127	7,705,576
Euronext NV(d)	51,434	4,766,408
EXOR NV	62,766	6,556,349
Heineken Holding NV	77,615	6,117,594
Heineken NV	172,460	16,684,814
IMCD NV	33,364	4,599,142
ING Groep NV	1,973,423	33,908,672
JDE Peet’s NV	71,381	1,423,714
Koninklijke Ahold Delhaize NV	566,315	16,665,001
Koninklijke KPN NV	2,363,784	9,059,754
Koninklijke Philips NV(c)	481,180	12,100,976
NN Group NV	160,776	7,472,619
OCI NV	60,672	1,481,811
Security	Shares	Value
Netherlands (continued)
Randstad NV	64,012	$ 2,906,308
Universal Music Group NV	492,752	14,658,518
Wolters Kluwer NV, Class C	148,589	24,537,725
		486,485,453
New Zealand — 0.2%
Auckland International Airport Ltd.	791,124	3,676,695
Fisher & Paykel Healthcare Corp. Ltd.	346,768	6,346,970
Mercury NZ Ltd.	415,437	1,661,225
Meridian Energy Ltd.	768,347	2,943,720
Spark New Zealand Ltd.	1,068,307	2,706,935
Xero Ltd.(c)	86,657	7,836,952
		25,172,497
Norway — 0.6%
Aker BP ASA	183,294	4,683,650
DNB Bank ASA	545,575	10,704,654
Equinor ASA	531,529	15,225,014
Gjensidige Forsikring ASA	115,606	2,063,224
Kongsberg Gruppen ASA	52,960	4,312,698
Mowi ASA	270,686	4,498,901
Norsk Hydro ASA	787,868	4,911,949
Orkla ASA	441,307	3,578,630
Salmar ASA	43,225	2,266,924
Telenor ASA	400,867	4,569,216
		56,814,860
Poland — 0.0%
InPost SA(c)	119,764	2,107,313
Portugal — 0.2%
Banco Espirito Santo SA, Class N, Registered Shares(c)(e)	47,542	1
EDP - Energias de Portugal SA	1,880,598	7,050,921
Galp Energia SGPS SA	284,709	6,013,303
Jeronimo Martins SGPS SA	165,830	3,240,979
		16,305,204
Singapore — 1.5%
CapitaLand Ascendas REIT	2,211,075	4,165,939
CapitaLand Integrated Commercial Trust	3,244,801	4,724,260
CapitaLand Investment Ltd./Singapore	1,528,930	2,990,155
DBS Group Holdings Ltd.	1,183,069	31,160,618
Genting Singapore Ltd.	3,593,425	2,284,131
Grab Holdings Ltd., Class A(c)	1,258,931	4,469,205
Keppel Ltd.	868,242	4,127,195
Oversea-Chinese Banking Corp. Ltd.(b)	2,027,687	21,532,786
Sea Ltd., Class A, ADR(c)	218,981	15,639,623
Sembcorp Industries Ltd.	543,100	1,919,634
Singapore Airlines Ltd.(b)	886,799	4,505,794
Singapore Exchange Ltd.	505,926	3,528,031
Singapore Technologies Engineering Ltd.	955,379	3,042,256
Singapore Telecommunications Ltd.	4,944,646	10,005,845
STMicroelectronics NV	405,851	15,896,349
United Overseas Bank Ltd.	757,105	17,463,626
		147,455,447
South Africa — 0.2%
Anglo American PLC	760,917	24,045,337
South Korea — 0.0%
Delivery Hero SE(c)(d)	114,915	2,729,759
Spain — 2.5%
Acciona SA	15,017	1,777,197
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
ACS Actividades de Construccion y Servicios SA	128,954	$ 5,569,773
Aena SME SA(d)	44,495	9,010,112
Amadeus IT Group SA	269,767	17,951,484
Banco Bilbao Vizcaya Argentaria SA	3,468,649	34,820,013
Banco de Sabadell SA	3,255,513	6,285,244
Banco Santander SA	9,610,420	44,715,094
CaixaBank SA	2,231,124	11,848,476
Cellnex Telecom SA(d)	296,135	9,631,635
EDP Renovaveis SA	186,931	2,612,030
Endesa SA	191,519	3,598,446
Grifols SA , Class A(b)(c)	179,018	1,513,959
Iberdrola SA	3,461,710	44,915,438
Industria de Diseno Textil SA	653,207	32,414,350
Redeia Corp. SA	180,542	3,157,034
Repsol SA	754,523	11,965,738
Telefonica SA	2,754,781	11,669,910
		253,455,933
Sweden — 3.2%
Alfa Laval AB	172,477	7,553,047
Assa Abloy AB, Class B	600,194	16,997,809
Atlas Copco AB, Class A	1,608,461	30,200,849
Atlas Copco AB, Class B	926,875	14,966,526
Beijer Ref AB, Class B(b)	226,881	3,501,847
Boliden AB	160,924	5,175,447
Epiroc AB, Class A	391,333	7,841,274
Epiroc AB, Class B	230,275	4,226,886
EQT AB	224,860	6,592,304
Essity AB, Class B	359,467	9,189,705
Evolution AB(d)	109,020	11,347,817
Fastighets AB Balder, Class B(c)	390,869	2,683,187
Getinge AB, Class B	135,991	2,309,935
H&M Hennes & Mauritz AB, B Shares	385,987	6,114,073
Hexagon AB, Class B	1,232,872	13,969,949
Holmen AB, Class B	53,974	2,123,733
Husqvarna AB, B Shares	212,312	1,697,806
Industrivarden AB, C Shares	94,261	3,182,902
Industrivarden AB, Class A	75,819	2,582,700
Indutrade AB	164,471	4,224,382
Investment AB Latour, Class B	87,360	2,359,726
Investor AB, Class B	1,036,457	28,402,083
L E Lundbergforetagen AB, Class B	44,092	2,180,639
Lifco AB, Class B	137,237	3,766,780
Nibe Industrier AB, Class B	909,740	3,836,867
Saab AB, Class B	193,907	4,658,587
Sagax AB, Class B	131,544	3,370,958
Sandvik AB	638,476	12,829,738
Securitas AB, Class B	287,189	2,846,710
Skandinaviska Enskilda Banken AB, Class A	936,150	13,840,664
Skanska AB, B Shares	201,060	3,627,196
SKF AB, B Shares	203,213	4,084,021
Svenska Cellulosa AB SCA, Class B	359,860	5,295,985
Svenska Handelsbanken AB, A Shares	866,131	8,276,863
Swedbank AB, A Shares	504,153	10,384,674
Swedish Orphan Biovitrum AB(c)	114,956	3,075,905
Tele2 AB, B Shares	316,573	3,195,608
Telefonaktiebolaget LM Ericsson, B Shares	1,728,711	10,730,479
Telia Co. AB	1,385,831	3,715,533
Trelleborg AB, Class B	128,922	5,017,152
Volvo AB, Class A	119,442	3,122,597
Security	Shares	Value
Sweden (continued)
Volvo AB, Class B	951,203	$ 24,440,607
Volvo Car AB, Class B(c)	442,323	1,367,660
		320,909,210
Switzerland — 6.3%
ABB Ltd., Class N, Registered Shares	957,930	53,118,079
Adecco Group AG, Class N, Registered Shares	100,857	3,345,917
Alcon, Inc.	299,229	26,599,014
Avolta AG, Class N, Registered Shares	57,731	2,244,408
Bachem Holding AG, Class N	20,594	1,881,824
Baloise Holding AG, Class N, Registered Shares	26,997	4,759,654
Banque Cantonale Vaudoise, Registered Shares	18,132	1,923,852
Barry Callebaut AG, Class N, Registered Shares	2,090	3,407,141
BKW AG	12,592	2,009,891
Chocoladefabriken Lindt & Spruengli AG	573	6,693,106
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	65	7,492,711
Cie Financiere Richemont SA, Class A, Registered Shares	321,914	50,309,667
Clariant AG, Class N, Registered Shares	125,905	1,983,452
DSM-Firmenich AG	110,434	12,435,439
EMS-Chemie Holding AG, Registered Shares	4,149	3,395,188
Geberit AG, Class N, Registered Shares	19,866	11,702,103
Givaudan SA, Class N, Registered Shares	5,529	26,188,747
Helvetia Holding AG, Registered Shares	21,807	2,947,425
Julius Baer Group Ltd., Class N	122,315	6,841,343
Kuehne and Nagel International AG, Registered Shares	32,030	9,217,663
Logitech International SA, Class N, Registered Shares	97,983	9,429,957
Lonza Group AG, Registered Shares	44,593	24,276,646
Novartis AG, Class N, Registered Shares	1,180,232	125,661,221
Partners Group Holding AG	13,590	17,402,747
Sandoz Group AG	245,949	8,915,166
Schindler Holding AG	24,040	6,031,721
Schindler Holding AG, Class N, Registered Shares	13,889	3,462,359
SGS SA, Registered Shares	89,014	7,935,763
SIG Group AG	183,784	3,377,183
Sika AG, Registered Shares	91,293	26,060,455
Sonova Holding AG, Registered Shares	29,996	9,240,767
Straumann Holding AG, Registered Shares	66,839	8,250,506
Swatch Group AG	17,433	3,571,627
Swatch Group AG, Class N, Registered Shares	31,184	1,276,763
Swiss Life Holding AG, Class N, Registered Shares	17,399	12,769,692
Swiss Prime Site AG, Registered Shares	46,293	4,383,713
Swisscom AG, Class N, Registered Shares	15,380	8,648,413
Temenos AG, Class N, Registered Shares	37,528	2,586,097
UBS Group AG, Registered Shares	1,969,502	57,844,553
VAT Group AG(d)	16,221	9,159,300
Zurich Insurance Group AG, Class N	87,640	46,685,436
		635,466,709
United Arab Emirates — 0.0%
NMC Health PLC(c)(e)	45,379	1
United Kingdom — 10.5%
3i Group PLC	582,869	22,464,277
Admiral Group PLC	154,606	5,108,954
Ashtead Group PLC	259,855	17,325,482
Associated British Foods PLC	201,552	6,293,228
AstraZeneca PLC	928,306	144,475,010
Auto Trader Group PLC(d)	543,090	5,466,288
Aviva PLC	1,614,191	9,722,756

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
BAE Systems PLC	1,811,949	$ 30,180,960
Barclays PLC	8,975,816	23,717,823
Barratt Developments PLC	572,467	3,399,952
Berkeley Group Holdings PLC	62,164	3,591,805
British American Tobacco PLC	1,195,215	36,716,578
BT Group PLC	3,814,736	6,762,955
Bunzl PLC	200,723	7,626,283
Burberry Group PLC	217,617	2,416,651
Centrica PLC	3,216,542	5,482,577
CK Hutchison Holdings Ltd.	1,606,117	7,661,301
Coca-Cola Europacific Partners PLC	121,710	8,869,008
Compass Group PLC	1,019,793	27,782,530
Croda International PLC	82,089	4,083,849
DCC PLC	59,197	4,131,466
Diageo PLC	1,327,958	41,689,881
Endeavour Mining PLC	111,621	2,375,402
Entain PLC	380,150	3,014,470
Flutter Entertainment PLC(c)	106,257	19,327,941
Halma PLC	227,338	7,748,939
Hargreaves Lansdown PLC	212,479	3,028,770
HSBC Holdings PLC	11,376,068	98,198,224
Imperial Brands PLC	501,947	12,844,222
Informa PLC	815,628	8,802,208
InterContinental Hotels Group PLC	97,112	10,204,171
Intertek Group PLC	96,047	5,806,050
J Sainsbury PLC	995,659	3,207,865
JD Sports Fashion PLC	1,544,978	2,319,995
Kingfisher PLC	1,117,069	3,502,762
Land Securities Group PLC	414,269	3,236,920
Legal & General Group PLC	3,550,775	10,167,878
Lloyds Banking Group PLC	37,748,484	26,035,663
London Stock Exchange Group PLC	272,619	32,326,700
M&G PLC	1,315,277	3,381,336
Melrose Industries PLC	798,388	5,560,323
National Grid PLC	2,875,119	32,103,965
NatWest Group PLC	3,918,240	15,414,713
Next PLC	71,951	8,210,906
Pearson PLC	377,682	4,716,180
Persimmon PLC	187,694	3,185,032
Phoenix Group Holdings PLC	447,693	2,947,135
Reckitt Benckiser Group PLC	422,995	22,883,684
RELX PLC	1,119,546	51,296,288
Rentokil Initial PLC	1,497,927	8,699,357
Rolls-Royce Holdings PLC(c)	5,040,068	28,946,294
Sage Group PLC	608,585	8,337,801
Schroders PLC	476,250	2,179,573
Segro PLC	754,908	8,541,126
Severn Trent PLC	160,769	4,839,032
Smith & Nephew PLC	523,567	6,488,200
Smiths Group PLC	207,962	4,474,635
Spirax Group PLC	43,704	4,684,171
SSE PLC	654,774	14,787,138
Standard Chartered PLC	1,373,372	12,400,802
Taylor Wimpey PLC	2,123,743	3,803,031
Tesco PLC	4,216,245	16,286,371
Security	Shares	Value
United Kingdom (continued)
Unilever PLC	1,500,228	$ 82,343,512
United Utilities Group PLC	402,967	5,005,905
Vodafone Group PLC	13,598,357	12,032,343
Whitbread PLC	115,020	4,316,642
Wise PLC, Class A(c)	359,979	3,087,410
WPP PLC	645,857	5,913,899
		1,063,984,598
United States — 8.8%
BP PLC	10,164,465	61,197,884
CSL Ltd.	289,380	56,746,601
CyberArk Software Ltd.(c)	25,337	6,927,643
Experian PLC	550,024	25,552,321
Ferrovial SE	307,883	11,960,604
GSK PLC	2,482,028	47,739,847
Haleon PLC	4,086,047	16,624,961
Holcim AG	312,111	27,588,137
James Hardie Industries PLC(c)	259,430	8,119,538
Monday.com Ltd.(c)	21,972	5,289,979
Nestle SA, Class N, Registered Shares	1,598,844	163,200,831
QIAGEN NV	130,575	5,395,109
Roche Holding AG	439,545	122,303,933
Sanofi SA	681,645	65,739,978
Schneider Electric SE	325,873	78,126,674
Shell PLC	3,861,355	138,498,931
Stellantis NV	1,315,680	26,009,289
Swiss Re AG	180,617	22,392,337
Tenaris SA	280,531	4,315,223
		893,729,820
Total Common Stocks — 97.5% (Cost: $7,096,467,912)		9,861,394,663
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	35,250	3,112,586
Dr Ing hc F Porsche AG(d)	68,310	5,081,816
Henkel AG & Co. KGaA	100,506	8,948,732
Porsche Automobil Holding SE	91,178	4,115,033
Sartorius AG	15,694	3,673,745
Volkswagen AG	123,479	13,942,489
		38,874,401
Total Preferred Securities — 0.4% (Cost: $44,047,266)		38,874,401
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Italy — 0.0%
Amplifon SpA , (Expires 07/16/24, Strike Price EUR 29.56)	74,287	$ 2
Total Rights — 0.0% (Cost: $ — )		2
Total Long-Term Investments — 97.9% (Cost: $7,140,515,178)		9,900,269,066
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(f)(g)(h)	19,954,979	19,960,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	27,867,101	27,867,101
Total Short-Term Securities — 0.5% (Cost: $47,830,627)		47,828,067
Total Investments — 98.4% (Cost: $7,188,345,805)		9,948,097,133
Other Assets Less Liabilities — 1.6%		160,281,190
Net Assets — 100.0%		$ 10,108,378,323

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 21,812,976	$ —	$ (1,841,803)(a)	$ (2,660)	$ (7,547)	$ 19,960,966	19,954,979	$ 71,703 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,213,354	3,653,747 (a)	—	—	—	27,867,101	27,867,101	464,748	—
				$ (2,660)	$ (7,547)	$ 47,828,067		$ 536,451	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	286	09/12/24	$ 35,350	$ 749,385
SPI 200 Index	164	09/19/24	21,202	116,882
Euro Stoxx 50 Index	1,095	09/20/24	57,685	32,442
FTSE 100 Index	382	09/20/24	39,585	(42,741)
				$ 855,968

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 898,709	$ —	$ —	$ —	$ 898,709
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 42,741	$ —	$ —	$ —	$ 42,741

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 7,811,503	$ —	$ —	$ —	$ 7,811,503
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 176,589	$ —	$ —	$ —	$ 176,589
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$161,997,252
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 746,258,436	$ —	$ 746,258,436
Austria	5,035,593	18,462,790	—	23,498,383
Belgium	2,547,373	76,211,825	—	78,759,198
Brazil	—	2,826,234	—	2,826,234
Chile	—	6,223,228	—	6,223,228
China	—	44,087,047	—	44,087,047
Denmark	—	392,428,475	—	392,428,475
Finland	—	99,986,402	—	99,986,402
France	—	939,445,139	—	939,445,139
Germany	—	807,785,662	—	807,785,662
Hong Kong	2,177,758	160,623,342	—	162,801,100
Ireland	11,427,998	34,262,460	—	45,690,458
Israel	27,200,912	33,357,776	—	60,558,688
Italy	—	239,718,723	—	239,718,723
Fund Schedules of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Japan	$ —	$ 2,260,218,302	$ —	$ 2,260,218,302
Jordan	—	2,367,733	—	2,367,733
Luxembourg	—	10,977,564	—	10,977,564
Macau	—	9,101,750	—	9,101,750
Netherlands	—	486,485,453	—	486,485,453
New Zealand	10,988,575	14,183,922	—	25,172,497
Norway	4,569,216	52,245,644	—	56,814,860
Poland	—	2,107,313	—	2,107,313
Portugal	—	16,305,203	1	16,305,204
Singapore	20,108,828	127,346,619	—	147,455,447
South Africa	—	24,045,337	—	24,045,337
South Korea	—	2,729,759	—	2,729,759
Spain	—	253,455,933	—	253,455,933
Sweden	3,075,905	317,833,305	—	320,909,210
Switzerland	—	635,466,709	—	635,466,709
United Arab Emirates	—	—	1	1
United Kingdom	8,869,008	1,055,115,590	—	1,063,984,598
United States	12,217,622	881,512,198	—	893,729,820
Preferred Securities
Preferred Stocks	—	38,874,401	—	38,874,401
Rights	—	2	—	2
Short-Term Securities
Money Market Funds	47,828,067	—	—	47,828,067
	$ 156,046,855	$ 9,792,050,276	$ 2	$ 9,948,097,133
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 898,709	$ —	$ 898,709
Liabilities
Equity Contracts	—	(42,741)	—	(42,741)
	$ —	$ 855,968	$ —	$ 855,968

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 239,333,976	$ 296,484,019	$ 9,900,269,066	$ —
Investments, at value — Master Small Cap Index Series	—	—	—	2,744,043,161
Investments, at value — affiliated(c)	667,116	617,563	47,828,067	—
Cash pledged for futures contracts	—	—	9,259,670	—
Foreign currency, at value(d)	—	—	108,392,238	—
Receivables:
Investments sold	5,000	5,707,759	—	—
Securities lending income — affiliated	—	—	15,266	—
Capital shares sold	157,622	1,266,593	52,949,899	2,377,746
Dividends — unaffiliated	—	—	28,588,583	—
Dividends — affiliated	6,094	2,894	78,677	—
Interest — unaffiliated	2,921,673	924,696	—	—
From the Manager	—	586	—	—
Variation margin on futures contracts	—	—	328,868	—
Withdrawals from the Master Portfolio	—	—	—	2,502,508
Prepaid expenses	60,603	31,635	—	64,419
Total assets	243,152,084	305,035,745	10,147,710,334	2,748,987,834
LIABILITIES
Collateral on securities loaned	—	—	19,964,155	—
Payables:
Investments purchased	—	5,713,314	—	—
Accounting services fees	2,252	2,252	—	1,254
Administration fees	—	—	276,568	89,272
Capital shares redeemed	695,518	214,544	18,069,450	4,879,847
Custodian fees	1,045	982	—	—
Income dividend distributions	4,285	948	—	—
Investment advisory fees	13,673	—	82,286	—
Directors’ and Officer’s fees	1,070	998	18,875	—
Recoupment of past waived fees	6,297	—	—	—
Other accrued expenses	20,257	21,737	92,787	17,223
Professional fees	65,828	47,944	133,683	37,563
Service fees	42,943	586	111,901	99,105
Transfer agent fees	28,477	22,533	18,408	172,604
Variation margin on futures contracts	—	—	563,898	—
Total liabilities	881,645	6,025,838	39,332,011	5,296,868
Commitments and contingent liabilities
NET ASSETS	$ 242,270,439	$ 299,009,907	$ 10,108,378,323	$ 2,743,690,966
NET ASSETS CONSIST OF
Paid-in capital	$ 250,281,757	$ 310,520,072	$ 8,650,133,155	$ 2,230,801,200
Accumulated earnings (loss)	(8,011,318)	(11,510,165)	1,458,245,168	512,889,766
NET ASSETS	$ 242,270,439	$ 299,009,907	$ 10,108,378,323	$ 2,743,690,966
(a) Investments, at cost—unaffiliated	$245,421,172	$299,779,706	$7,140,515,178	$—
(b) Securities loaned, at value	$—	$—	$16,623,866	$—
(c) Investments, at cost—affiliated	$667,107	$617,563	$47,830,627	$—
(d) Foreign currency, at cost	$—	$—	$109,649,493	$—
Fund Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2024

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 39,732,408	$ 124,316,490	$ 1,159,767,695	$ 353,564,769
Shares outstanding	3,616,026	13,043,971	72,363,908	15,185,061
Net asset value	$ 10.99	$ 9.53	$ 16.03	$ 23.28
Shares authorized	Unlimited	Unlimited	1.208 billion	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor A
Net assets	$ 17,873,456	$ 2,242,941	$ 402,745,050	$ 207,380,212
Shares outstanding	1,626,661	235,011	25,347,600	8,903,999
Net asset value	$ 10.99	$ 9.54	$ 15.89	$ 23.29
Shares authorized	Unlimited	Unlimited	208 million	208 million
Par value	$0.001	$0.001	$0.0001	$0.0001
Investor P
Net assets	$ 184,568,907	N/A	$ 141,949,654	$ 285,893,258
Shares outstanding	16,798,313	N/A	8,965,521	12,323,069
Net asset value	$ 10.99	N/A	$ 15.83	$ 23.20
Shares authorized	Unlimited	N/A	2 billion	2 billion
Par value	$0.001	N/A	$0.0001	$0.0001
Class G
Net assets	N/A	N/A	$ 2,885,813,203	N/A
Shares outstanding	N/A	N/A	179,856,243	N/A
Net asset value	N/A	N/A	$ 16.05	N/A
Shares authorized	N/A	N/A	800 million	N/A
Par value	N/A	N/A	$0.0001	N/A
Class K
Net assets	$ 95,668	$ 172,450,476	$ 5,518,102,721	$ 1,896,852,727
Shares outstanding	8,707	18,072,607	343,804,159	81,173,437
Net asset value	$ 10.99	$ 9.54	$ 16.05	$ 23.37
Shares authorized	Unlimited	Unlimited	1.208 billion	1.208 billion
Par value	$0.001	$0.001	$0.0001	$0.0001
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Operations (unaudited)
Six Months Ended June 30, 2024

	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$213,409,731	$—
Dividends — affiliated	34,112	116,041	464,748	—
Interest — unaffiliated	3,918,965	8,069,818	—	—
Securities lending income — affiliated — net	—	—	71,703	—
Other income — unaffiliated	—	—	136,697	—
Foreign taxes withheld	—	—	(16,894,636)	—
Foreign withholding tax claims	—	—	5,402,631	—
Net investment income allocated from the Master Small Cap Index Series:
Dividends — unaffiliated	—	—	—	15,022,466
Dividends — affiliated	—	—	—	754,332
Interest — unaffiliated	—	—	—	17,148
Securities lending income — affiliated — net	—	—	—	1,447,880
Foreign taxes withheld	—	—	—	(47,284)
Expenses	—	—	—	(233,985)
Fees waived	—	—	—	9,742
Total investment income	3,953,077	8,185,859	202,590,874	16,970,299
EXPENSES
Service — class specific	260,502	2,470	670,545	610,559
Investment advisory	123,531	14,398	491,499	—
Transfer agent — class specific	77,824	41,067	—	356,418
Professional	66,045	55,896	565,526	38,122
Registration	36,783	35,918	—	56,851
Printing and postage	23,260	18,284	—	14,957
Accounting services	4,509	4,509	—	2,495
Directors and Officer	4,057	4,169	38,960	—
Custodian	1,571	2,097	—	—
Administration	—	—	—	540,167
Administration — class specific	—	—	1,681,081	—
Miscellaneous	20,969	7,043	1,116	14,851
Total expenses excluding interest expense	619,051	185,851	3,448,727	1,634,420
Interest expense — unaffiliated	—	—	43	—
Total expenses	619,051	185,851	3,448,770	1,634,420
Less:
Fees waived and/or reimbursed by the Administrator	—	—	(50,543)	(1,936)
Fees waived and/or reimbursed by the Manager	(33,917)	(55,835)	(6,049)	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(15,935)	(11,850)	—	(101,708)
Total expenses after fees waived and/or reimbursed	569,199	118,166	3,392,178	1,530,776
Net investment income	3,383,878	8,067,693	199,198,696	15,439,523
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(122,269)	(715,624)	(33,736,996)	—
Investments — affiliated	146	—	(2,660)	—
Foreign currency transactions	—	—	(3,190,164)	—
Futures contracts	—	—	7,811,503	—
Net realized loss allocated from the Master Small Cap Index Series from:
Investments — unaffiliated	—	—	—	99,423,623
Investments — affiliated	—	—	—	2,244,851
Futures contracts	—	—	—	(478,261)
Swaps	—	—	—	(306,726)
	(122,123)	(715,624)	(29,118,317)	100,883,487
Fund Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2024
	iShares Municipal Bond Index Fund	iShares Short-Term TIPS Bond Index Fund	iShares MSCI EAFE International Index Fund	iShares Russell 2000 Small-Cap Index Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	$(4,447,726)	$(621,798)	$364,243,853	$—
Investments — affiliated	(147)	—	(7,547)	—
Foreign currency translations	—	—	(3,246,557)	—
Futures contracts	—	—	176,589	—
Net change in unrealized appreciation (depreciation) allocated from Master Small Cap Index Series on:
Investments — unaffiliated	—	—	—	(71,041,618)
Investments — affiliated	—	—	—	(1,562,837)
Futures contracts	—	—	—	195,324
Swaps	—	—	—	85,698
	(4,447,873)	(621,798)	361,166,338	(72,323,433)
Net realized and unrealized gain (loss)	(4,569,996)	(1,337,422)	332,048,021	28,560,054
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,186,118)	$6,730,271	$531,246,717	$43,999,577
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares Municipal Bond Index Fund		iShares Short-Term TIPS Bond Index Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,383,878	$7,238,792	$8,067,693	$6,929,216
Net realized loss	(122,123)	(1,362,819)	(715,624)	(2,682,794)
Net change in unrealized appreciation (depreciation)	(4,447,873)	10,046,526	(621,798)	4,664,334
Net increase (decrease) in net assets resulting from operations	(1,186,118)	15,922,499	6,730,271	8,910,756
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(565,786)	(1,140,391)	(3,347,523)	(2,084,691)
Investor A	(238,913)	(519,335)	(52,500)	(92,099)
Investor P	(2,559,070)	(5,555,089)	—	—
Class K	(1,426)	(2,921)	(4,655,425)	(4,749,773)
Return of capital
Institutional	—	—	—	(5,463)
Investor A	—	—	—	(267)
Class K	—	—	—	(13,026)
Decrease in net assets resulting from distributions to shareholders	(3,365,195)	(7,217,736)	(8,055,448)	(6,945,319)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,905,154)	(29,234,014)	22,490,579	140,118,911
NET ASSETS
Total increase (decrease) in net assets	(17,456,467)	(20,529,251)	21,165,402	142,084,348
Beginning of period	259,726,906	280,256,157	277,844,505	135,760,157
End of period	$242,270,439	$259,726,906	$299,009,907	$277,844,505

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE International Index Fund		iShares Russell 2000 Small-Cap Index Fund
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$199,198,696	$264,356,003	$15,439,523	$40,385,687
Net realized gain (loss)	(29,118,317)	(103,219,902)	100,883,487	15,061,911
Net change in unrealized appreciation (depreciation)	361,166,338	1,304,632,369	(72,323,433)	358,529,858
Net increase in net assets resulting from operations	531,246,717	1,465,768,470	43,999,577	413,977,456
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(35,553,987)	—	(10,194,573)
Investor A	—	(11,099,208)	—	(5,449,687)
Investor P	—	(3,952,518)	—	(7,634,389)
Class G	—	(81,197,080)	—	—
Class K	—	(162,225,094)	—	(54,470,520)
Decrease in net assets resulting from distributions to shareholders	—	(294,027,887)	—	(77,749,169)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	61,362,022	599,156,405	(68,234,562)	(172,089,720)
NET ASSETS
Total increase (decrease) in net assets	592,608,739	1,770,896,988	(24,234,985)	164,138,567
Beginning of period	9,515,769,584	7,744,872,596	2,767,925,951	2,603,787,384
End of period	$10,108,378,323	$9,515,769,584	$2,743,690,966	$2,767,925,951

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$11.19	$10.81	$12.16	$12.29	$12.02	$11.59
Net investment income(a)	0.16	0.32	0.30	0.29	0.30	0.30
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29	0.56
Net increase (decrease) from investment operations	(0.04)	0.70	(1.05)	0.18	0.59	0.86
Distributions(c)
From net investment income	(0.16)	(0.32)	(0.30)	(0.29)	(0.30)	(0.30)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)	(0.13)
Total distributions	(0.16)	(0.32)	(0.30)	(0.31)	(0.32)	(0.43)
Net asset value, end of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Total Return(e)
Based on net asset value	(0.33)%(f)	6.58%	(8.61)%	1.54%	4.97%	7.52%
Ratios to Average Net Assets(g)
Total expenses	0.28%(h)	0.25%(i)	0.24%	0.25%	0.23%	0.30%(j)
Total expenses after fees waived and/or reimbursed	0.25%(h)	0.25%	0.24%	0.24%	0.22%	0.23%(j)
Net investment income	2.95%(h)	2.92%	2.75%	2.40%	2.46%	2.49%
Supplemental Data
Net assets, end of period (000)	$39,732	$41,268	$37,235	$11,794	$6,115	$477
Portfolio turnover rate	2%	10%	21%	7%	8%	24%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed and paid indirectly would have been 0.24%
and 0.23%, respectively.

See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$11.19	$10.81	$12.16	$12.29	$12.02	$11.59
Net investment income(a)	0.15	0.29	0.27	0.26	0.27	0.27
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29	0.56
Net increase (decrease) from investment operations	(0.05)	0.67	(1.08)	0.15	0.56	0.83
Distributions(c)
From net investment income	(0.15)	(0.29)	(0.27)	(0.26)	(0.27)	(0.27)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)	(0.13)
Total distributions	(0.15)	(0.29)	(0.27)	(0.28)	(0.29)	(0.40)
Net asset value, end of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Total Return(e)
Based on net asset value	(0.46)%(f)	6.31%	(8.85)%	1.28%	4.70%	7.24%
Ratios to Average Net Assets(g)
Total expenses	0.58%(h)	0.55%	0.51%	0.53%	0.50%	0.62%(i)
Total expenses after fees waived and/or reimbursed	0.50%(h)	0.50%	0.50%	0.50%	0.48%	0.50%(i)
Net investment income	2.70%(h)	2.66%	2.45%	2.15%	2.22%	2.25%
Supplemental Data
Net assets, end of period (000)	$17,873	$19,071	$20,060	$23,348	$23,315	$23,805
Portfolio turnover rate	2%	10%	21%	7%	8%	24%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed and paid indirectly would have been 0.56%
and 0.50%, respectively.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$11.19	$10.81	$12.16	$12.29	$12.02	$11.59
Net investment income(a)	0.15	0.29	0.27	0.26	0.27	0.27
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29	0.56
Net increase (decrease) from investment operations	(0.05)	0.67	(1.08)	0.15	0.56	0.83
Distributions(c)
From net investment income	(0.15)	(0.29)	(0.27)	(0.26)	(0.27)	(0.27)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)	(0.13)
Total distributions	(0.15)	(0.29)	(0.27)	(0.28)	(0.29)	(0.40)
Net asset value, end of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Total Return(e)
Based on net asset value	(0.46)%(f)	6.32%	(8.84)%	1.29%	4.69%	7.25%
Ratios to Average Net Assets(g)
Total expenses	0.54%(h)	0.50%(i)	0.49%	0.49%	0.50%	0.53%(j)
Total expenses after fees waived and/or reimbursed	0.50%(h)	0.49%	0.49%	0.49%	0.49%	0.50%(j)
Net investment income	2.70%(h)	2.67%	2.45%	2.16%	2.21%	2.26%
Supplemental Data
Net assets, end of period (000)	$184,569	$199,290	$222,859	$292,983	$316,772	$333,565
Portfolio turnover rate	2%	10%	21%	7%	8%	24%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed and paid indirectly would have been 0.47%
and 0.50%, respectively.

See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Municipal Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$11.19	$10.81	$12.16	$12.29	$12.02	$11.59
Net investment income(a)	0.16	0.32	0.31	0.30	0.30	0.30
Net realized and unrealized gain (loss)(b)	(0.20)	0.38	(1.35)	(0.11)	0.29	0.56
Net increase (decrease) from investment operations	(0.04)	0.70	(1.04)	0.19	0.59	0.86
Distributions(c)
From net investment income	(0.16)	(0.32)	(0.31)	(0.30)	(0.30)	(0.30)
From net realized gain	—	—	(0.00)(d)	(0.02)	(0.02)	(0.13)
Total distributions	(0.16)	(0.32)	(0.31)	(0.32)	(0.32)	(0.43)
Net asset value, end of period	$10.99	$11.19	$10.81	$12.16	$12.29	$12.02
Total Return(e)
Based on net asset value	(0.31)%(f)	6.63%	(8.58)%	1.58%	5.00%	7.57%
Ratios to Average Net Assets(g)
Total expenses	0.27%(h)	0.27%	0.32%	0.25%	0.24%	0.27%(i)
Total expenses after fees waived and/or reimbursed	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%(i)
Net investment income	3.00%(h)	2.96%	2.75%	2.45%	2.50%	2.55%
Supplemental Data
Net assets, end of period (000)	$96	$97	$102	$106	$107	$105
Portfolio turnover rate	2%	10%	21%	7%	8%	24%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed and paid indirectly would have been 0.21%
and 0.20%, respectively.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.57	$9.52	$10.37	$10.30	$9.98	$9.74
Net investment income(a)	0.26	0.37	0.63	0.46	0.25	0.15
Net realized and unrealized gain (loss)(b)	(0.04)	0.04	(0.91)	0.07	0.23	0.30
Net increase (decrease) from investment operations	0.22	0.41	(0.28)	0.53	0.48	0.45
Distributions(c)
From net investment income	(0.26)	(0.36)	(0.57)	(0.46)	(0.16)	(0.21)
From net realized gain	—	—	—	—	(0.00)(d)	—
Return of capital	—	(0.00)(d)	(0.00)(d)	—	—	—
Total distributions	(0.26)	(0.36)	(0.57)	(0.46)	(0.16)	(0.21)
Net asset value, end of period	$9.53	$9.57	$9.52	$10.37	$10.30	$9.98
Total Return(e)
Based on net asset value	2.34%(f)	4.41%	(2.81)%	5.18%	4.89%	4.66%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.23%	0.19%	0.29%	0.55%	3.24%
Total expenses after fees waived and/or reimbursed	0.11%(h)	0.11%	0.08%	0.07%	0.07%	0.11%
Net investment income	5.48%(h)	3.99%	6.44%	4.41%	2.51%	1.47%
Supplemental Data
Net assets, end of period (000)	$124,316	$120,828	$23,581	$18,004	$16,549	$721
Portfolio turnover rate	9%	34%	58%	10%	22%	45%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.58	$9.53	$10.41	$10.34	$9.97	$9.74
Net investment income(a)	0.25	0.35	0.54	0.40	0.07	0.19
Net realized and unrealized gain (loss)(b)	(0.04)	0.04	(0.85)	0.10	0.39	0.23
Net increase (decrease) from investment operations	0.21	0.39	(0.31)	0.50	0.46	0.42
Distributions(c)
From net investment income	(0.25)	(0.34)	(0.57)	(0.43)	(0.09)	(0.19)
From net realized gain	—	—	—	—	(0.00)(d)	—
Return of capital	—	(0.00)(d)	(0.00)(d)	—	—	—
Total distributions	(0.25)	(0.34)	(0.57)	(0.43)	(0.09)	(0.19)
Net asset value, end of period	$9.54	$9.58	$9.53	$10.41	$10.34	$9.97
Total Return(e)
Based on net asset value	2.20%(f)	4.22%	(3.15)%	4.89%	4.64%	4.39%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.60%	0.58%	0.71%	1.18%	3.36%
Total expenses after fees waived and/or reimbursed	0.36%(h)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	5.33%(h)	3.70%	5.46%	3.79%	0.71%	1.94%
Supplemental Data
Net assets, end of period (000)	$2,243	$2,093	$2,514	$1,908	$1,475	$737
Portfolio turnover rate	9%	34%	58%	10%	22%	45%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Short-Term TIPS Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$9.58	$9.53	$10.41	$10.34	$9.98	$9.76
Net investment income(a)	0.27	0.37	0.58	0.49	0.12	0.25
Net realized and unrealized gain (loss)(b)	(0.05)	0.05	(0.86)	0.04	0.36	0.21
Net increase (decrease) from investment operations	0.22	0.42	(0.28)	0.53	0.48	0.46
Distributions(c)
From net investment income	(0.26)	(0.37)	(0.60)	(0.46)	(0.12)	(0.24)
From net realized gain	—	—	—	—	(0.00)(d)	—
Return of capital	—	(0.00)(d)	(0.00)(d)	—	—	—
Total distributions	(0.26)	(0.37)	(0.60)	(0.46)	(0.12)	(0.24)
Net asset value, end of period	$9.54	$9.58	$9.53	$10.41	$10.34	$9.98
Total Return(e)
Based on net asset value	2.36%(f)	4.51%	(2.86)%	5.19%	4.87%	4.72%
Ratios to Average Net Assets(g)
Total expenses	0.11%(h)	0.18%	0.18%	0.28%	0.71%	2.14%
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	5.70%(h)	3.92%	5.88%	4.69%	1.17%	2.55%
Supplemental Data
Net assets, end of period (000)	$172,450	$154,923	$109,665	$84,806	$41,536	$16,112
Portfolio turnover rate	9%	34%	58%	10%	22%	45%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$15.19	$13.25	$15.85	$14.68	$13.86	$11.76
Net investment income(a)	0.31	0.43	0.41	0.41	0.30	0.42
Net realized and unrealized gain (loss)(b)	0.53	1.99	(2.64)	1.24	0.81	2.14
Net increase (decrease) from investment operations	0.84	2.42	(2.23)	1.65	1.11	2.56
Distributions from net investment income(c)	—	(0.48)	(0.37)	(0.48)	(0.29)	(0.46)
Net asset value, end of period	$16.03	$15.19	$13.25	$15.85	$14.68	$13.86
Total Return(d)
Based on net asset value	5.53%(e)	18.33%	(14.18)%	11.28%	8.03%	21.80%
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.09%	0.09%	0.09%	0.08%
Total expenses after fees waived and/or reimbursed	0.10%(g)	0.10%	0.09%	0.09%	0.09%	0.08%
Net investment income	4.01%(g)	2.97%	3.06%	2.57%	2.35%	3.23%
Supplemental Data
Net assets, end of period (000)	$1,159,768	$1,126,850	$1,036,641	$1,058,978	$1,004,855	$876,551
Portfolio turnover rate	2%	17%	4%	3%	8%	4%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$15.08	$13.16	$15.74	$14.58	$13.78	$11.69
Net investment income(a)	0.29	0.39	0.38	0.36	0.27	0.39
Net realized and unrealized gain (loss)(b)	0.52	1.97	(2.63)	1.24	0.78	2.12
Net increase (decrease) from investment operations	0.81	2.36	(2.25)	1.60	1.05	2.51
Distributions from net investment income(c)	—	(0.44)	(0.33)	(0.44)	(0.25)	(0.42)
Net asset value, end of period	$15.89	$15.08	$13.16	$15.74	$14.58	$13.78
Total Return(d)
Based on net asset value	5.37%(e)	18.02%	(14.36)%	11.01%	7.68%	21.53%
Ratios to Average Net Assets(f)
Total expenses	0.35%(g)	0.35%	0.34%	0.34%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(g)	0.35%	0.34%	0.34%	0.35%	0.35%
Net investment income	3.77%(g)	2.75%	2.85%	2.31%	2.11%	3.00%
Supplemental Data
Net assets, end of period (000)	$402,745	$385,832	$348,314	$385,287	$351,999	$340,750
Portfolio turnover rate	2%	17%	4%	3%	8%	4%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$15.02	$13.12	$15.69	$14.53	$13.73	$11.65
Net investment income(a)	0.29	0.39	0.39	0.36	0.26	0.39
Net realized and unrealized gain (loss)(b)	0.52	1.95	(2.63)	1.24	0.79	2.11
Net increase (decrease) from investment operations	0.81	2.34	(2.24)	1.60	1.05	2.50
Distributions from net investment income(c)	—	(0.44)	(0.33)	(0.44)	(0.25)	(0.42)
Net asset value, end of period	$15.83	$15.02	$13.12	$15.69	$14.53	$13.73
Total Return(d)
Based on net asset value	5.39%(e)	17.92%	(14.36)%	11.05%	7.68%	21.51%
Ratios to Average Net Assets(f)
Total expenses	0.35%(g)	0.35%	0.34%	0.34%	0.37%	0.39%
Total expenses after fees waived and/or reimbursed	0.35%(g)	0.35%	0.34%	0.34%	0.37%	0.36%
Net investment income	3.77%(g)	2.76%	2.87%	2.30%	2.08%	2.97%
Supplemental Data
Net assets, end of period (000)	$141,950	$137,725	$123,463	$153,682	$146,759	$149,612
Portfolio turnover rate	2%	17%	4%	3%	8%	4%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class G
	Six Months Ended 06/30/24 (unaudited)	Period from 10/16/23(a) to 12/31/23

Net asset value, beginning of period	$15.20	$14.14
Net investment income(b)	0.32	0.03
Net realized and unrealized gain(c)	0.53	1.50
Net increase from investment operations	0.85	1.53
Distributions from net investment income(d)	—	(0.47)
Net asset value, end of period	$16.05	$15.20
Total Return(e)
Based on net asset value	5.59%(f)	10.85%(f)
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.03%(h)
Total expenses after fees waived and/or reimbursed	0.04%(h)	0.02%(h)
Total expenses after fees waived and/or reimbursed	0.02%(h)	0.02%(h)
Net investment income	4.08%(h)	0.89%(h)
Supplemental Data
Net assets, end of period (000)	$2,885,813	$2,737,539
Portfolio turnover rate	2%	17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE International Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$15.21	$13.27	$15.86	$14.69	$13.87	$11.76
Net investment income(a)	0.32	0.46	0.43	0.41	0.31	0.43
Net realized and unrealized gain (loss)(b)	0.52	1.96	(2.65)	1.24	0.80	2.14
Net increase (decrease) from investment operations	0.84	2.42	(2.22)	1.65	1.11	2.57
Distributions from net investment income(c)	—	(0.48)	(0.37)	(0.48)	(0.29)	(0.46)
Net asset value, end of period	$16.05	$15.21	$13.27	$15.86	$14.69	$13.87
Total Return(d)
Based on net asset value	5.52%(e)	18.34%	(14.07)%	11.33%	8.07%	21.94%
Ratios to Average Net Assets(f)
Total expenses	0.05%(g)	0.05%	0.04%	0.04%	0.04%	0.03%
Total expenses after fees waived and/or reimbursed	0.05%(g)	0.05%	0.04%	0.04%	0.04%	0.03%
Net investment income	4.07%(g)	3.14%	3.19%	2.60%	2.39%	3.28%
Supplemental Data
Net assets, end of period (000)	$5,518,103	$5,127,824	$6,236,454	$6,929,470	$5,143,404	$6,870,922
Portfolio turnover rate	2%	17%	4%	3%	8%	4%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund
	Institutional
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$22.90	$20.17	$25.76	$24.19	$20.46	$16.87
Net investment income(a)	0.13	0.33	0.27	0.25	0.23	0.27
Net realized and unrealized gain (loss)(b)	0.25	3.07	(5.52)	3.28	3.84	4.02
Net increase (decrease) from investment operations	0.38	3.40	(5.25)	3.53	4.07	4.29
Distributions(c)
From net investment income	—	(0.35)	(0.28)	(0.29)	(0.25)	(0.28)
From net realized gain	—	(0.32)	(0.06)	(1.67)	(0.09)	(0.42)
Total distributions	—	(0.67)	(0.34)	(1.96)	(0.34)	(0.70)
Net asset value, end of period	$23.28	$22.90	$20.17	$25.76	$24.19	$20.46
Total Return(d)
Based on net asset value	1.66%(e)	16.90%	(20.39)%	14.73%	19.97%	25.50%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.14%(i)	0.13%	0.13%	0.12%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(i)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.14%(i)	1.55%	1.26%	0.93%	1.22%	1.38%
Supplemental Data
Net assets, end of period (000)	$353,565	$400,743	$390,670	$479,451	$331,429	$227,381
Portfolio turnover rate of the Series	18%	29%	38%	31%	27%	20%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$22.93	$20.20	$25.79	$24.22	$20.49	$16.89
Net investment income(a)	0.10	0.27	0.22	0.18	0.17	0.22
Net realized and unrealized gain (loss)(b)	0.26	3.08	(5.52)	3.28	3.85	4.03
Net increase (decrease) from investment operations	0.36	3.35	(5.30)	3.46	4.02	4.25
Distributions(c)
From net investment income	—	(0.30)	(0.23)	(0.22)	(0.20)	(0.23)
From net realized gain	—	(0.32)	(0.06)	(1.67)	(0.09)	(0.42)
Total distributions	—	(0.62)	(0.29)	(1.89)	(0.29)	(0.65)
Net asset value, end of period	$23.29	$22.93	$20.20	$25.79	$24.22	$20.49
Total Return(d)
Based on net asset value	1.57%(e)	16.60%	(20.57)%	14.38%	19.66%	25.20%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.41%(i)	0.42%	0.40%	0.40%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.90%(i)	1.29%	1.01%	0.66%	0.93%	1.14%
Supplemental Data
Net assets, end of period (000)	$207,380	$206,977	$194,549	$243,110	$257,905	$273,413
Portfolio turnover rate of the Series	18%	29%	38%	31%	27%	20%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Investor P
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$22.85	$20.13	$25.70	$24.14	$20.43	$16.84
Net investment income(a)	0.10	0.27	0.22	0.18	0.18	0.22
Net realized and unrealized gain (loss)(b)	0.25	3.07	(5.50)	3.27	3.82	4.02
Net increase (decrease) from investment operations	0.35	3.34	(5.28)	3.45	4.00	4.24
Distributions(c)
From net investment income	—	(0.30)	(0.23)	(0.22)	(0.20)	(0.23)
From net realized gain	—	(0.32)	(0.06)	(1.67)	(0.09)	(0.42)
Total distributions	—	(0.62)	(0.29)	(1.89)	(0.29)	(0.65)
Net asset value, end of period	$23.20	$22.85	$20.13	$25.70	$24.14	$20.43
Total Return(d)
Based on net asset value	1.53%(e)	16.62%	(20.57)%	14.42%	19.65%	25.25%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.39%(i)	0.38%	0.39%	0.38%	0.41%	0.40%
Total expenses after fees waived and/or reimbursed	0.37%(i)	0.36%	0.37%	0.37%	0.37%	0.36%
Net investment income	0.90%(i)	1.29%	1.01%	0.67%	0.95%	1.14%
Supplemental Data
Net assets, end of period (000)	$285,893	$287,808	$266,391	$354,746	$329,486	$301,163
Portfolio turnover rate of the Series	18%	29%	38%	31%	27%	20%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Small-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Net asset value, beginning of period	$22.98	$20.24	$25.84	$24.26	$20.52	$16.91
Net investment income(a)	0.14	0.34	0.28	0.27	0.24	0.28
Net realized and unrealized gain (loss)(b)	0.25	3.08	(5.53)	3.29	3.85	4.04
Net increase (decrease) from investment operations	0.39	3.42	(5.25)	3.56	4.09	4.32
Distributions(c)
From net investment income	—	(0.36)	(0.29)	(0.31)	(0.26)	(0.29)
From net realized gain	—	(0.32)	(0.06)	(1.67)	(0.09)	(0.42)
Total distributions	—	(0.68)	(0.35)	(1.98)	(0.35)	(0.71)
Net asset value, end of period	$23.37	$22.98	$20.24	$25.84	$24.26	$20.52
Total Return(d)
Based on net asset value	1.70%(e)	16.95%	(20.32)%	14.78%	20.00%	25.62%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.08%	0.08%
Total expenses after fees waived and/or reimbursed	0.07%(i)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.21%(i)	1.60%	1.31%	0.99%	1.26%	1.44%
Supplemental Data
Net assets, end of period (000)	$1,896,853	$1,872,398	$1,752,177	$2,288,892	$1,835,475	$1,502,229
Portfolio turnover rate of the Series	18%	29%	38%	31%	27%	20%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the "Trust") and BlackRock Index Funds, Inc. (the “Corporation”), are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following, each of which is a series of one of the Trust or the Corporation are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock FundsSM	iShares Municipal Bond Index Fund	Municipal Bond Index	Diversified
	iShares Short-Term TIPS Bond Index Fund	Short-Term TIPS Bond Index	Diversified
BlackRock Index Funds, Inc.	iShares MSCI EAFE International Index Fund	International Index	Diversified
	iShares Russell 2000 Small-Cap Index Fund	Small Cap Index	Diversified
Small Cap Index seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), and an affiliate of Small Cap Index, which has the same investment objective and strategies as Small Cap Index. The value of Small Cap Index’s investment in the Series reflects Small Cap Index’s proportionate interest in the net assets of the Series. The performance of Small Cap Index is directly affected by the performance of the Series. At June 30, 2024, the percentage of the Series owned by Small Cap Index was 55.1%. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with Small Cap Index’s financial statements.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Investor A Shares	No	No	None
Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA”) for Municipal Bond Index and BlackRock Advisors, LLC (“BAL”) for Short-Term TIPS Bond Index, International Index and Small Cap Index (“BFA” and “BAL” or together the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For Municipal Bond Index, Short-Term TIPS Bond Index and International Index, for financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when International Index is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
For Small Cap Index, for financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. Small Cap Index records its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, Small Cap Index accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: International Index may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the  Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by International Index and Small Cap Index are recorded on the ex-dividend dates. Distributions from net investment income for Municipal Bond Index and Short-Term TIPS Bond Index are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. Small Cap Index’s policy is to value its financial instruments at fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. Small Cap Index records its investment in the Series at fair value based on Small Cap Index’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 3 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Index
BNP Paribas SA	$ 5,641,363	$ (5,641,363)	$ —	$ —
BofA Securities, Inc.	138,052	(138,052)	—	—
Goldman Sachs & Co. LLC	8,488,569	(8,488,569)	—	—
HSBC Bank PLC	252,397	(252,397)	—	—

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Index (continued)
Morgan Stanley	$ 118,386	$ (118,386)	$ —	$ —
State Street Bank & Trust Co.	1,985,099	(1,985,099)	—	—
	$ 16,623,866	$ (16,623,866)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each of the Trust and the Corporation, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.
	Municipal Bond Index	Short-Term TIPS Bond Index	International Index
Investment advisory fees	0.10%	0.01%	0.01%
Service Fees:  The Corporation and the Trust, on behalf of each Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each  Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each  Fund as follows:
	Municipal Bond Index		Short-Term TIPS Bond Index		International Index		Small Cap Index
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor P	0.25	N/A	N/A	N/A	0.25	N/A	0.25	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
Municipal Bond Index	$ 22,255	$ 238,247	$ 260,502
Short-Term TIPS Bond Index	2,470	—	2,470
International Index	495,517	175,028	670,545
Small Cap Index	255,588	354,971	610,559
Administration: The Corporation, on behalf of Small Cap Index and International Index, entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, Small Cap Index pays the Administrator a monthly fee at an annual rate of 0.04% of the average daily net assets of Small Cap Index. Small Cap Index does not pay an investment advisory fee or investment management fee. For International Index, the Administrator is entitled to receive for these administrative services an annual fee of 0.08% based on the average daily net assets of International Index’s Institutional, Investor A and Investor P Shares, 0.015% of the average daily net assets of Class G Shares, and 0.03% of the average daily net assets of Class K Shares.
For the six months ended June 30, 2024, the following table shows the class specific administration fees borne directly by each share class of International Index:
Fund Name	Institutional	Investor A	Investor P	Class G	Class K	Total
International Index	$ 455,071	$ 158,566	$ 56,009	$ 211,944	$ 799,491	$ 1,681,081
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 66	$ 2,544	$ 392	$ 8	$ 3,010
Short-Term TIPS Bond Index	138	401	—	859	1,398
Small Cap Index	2,910	13,667	1,863	3,908	22,348
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 9,966	$ 8,791	$ 59,047	$ 20	$ 77,824
Short-Term TIPS Bond Index	30,311	1,952	—	8,804	41,067
Small Cap Index	123,782	94,993	112,041	25,602	356,418
Other Fees:  For the six months ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
Municipal Bond Index	$ 1,054
International Index	3,813
Small Cap Index	8,038
For the six months ended June 30, 2024, affiliates received CDSCs of $184 for Investor P Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Municipal Bond Index	$ 1,041
Short-Term TIPS Bond Index	1,555
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025, with respect to Municipal Bond Index, Short-Term TIPS Bond Index and International Index. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2024, the Manager of International Index waived $6,049 in investment advisory fees pursuant to these arrangements.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
Municipal Bond Index	0.25%	0.50%	0.50%	0.20%
Short-Term TIPS Bond Index	0.11	0.36	—	0.06
Small Cap Index	0.12	0.37	0.37	0.07
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 with respect to Municipal Bond Index, Short-Term TIPS Bond Index and Small-Cap Index, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager/Administrator in the Statements of Operations.   For the six months ended June 30, 2024, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Manager	Fees Waived and/or Reimbursed by the Administrator
Municipal Bond Index	$ 32,876	$ —
Short-Term TIPS Bond Index	54,280	—
Small Cap Index	—	1,936
With respect to International Index, the fees and expenses of the Fund’s Independent Directors, counsel to the Independent Directors and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Manager has contractually agreed to reimburse the Fund or provide an offsetting credit for such independent expenses through June 30, 2034. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived and/or reimbursed was $50,543.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific respectively, in the Statements of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor P	Class K	Total
Municipal Bond Index	$ 320	$ 4,316	$ 11,280	$ 19	$ 15,935
Short-Term TIPS Bond Index	1,589	1,458	—	8,803	11,850
Small Cap Index	26,442	39,359	34,783	1,124	101,708
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 16, 2025 for Municipal Bond Index, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
	Expiring
Fund Name/Fund Level/Share Class	12/31/24	11/16/25
Municipal Bond Index
Fund Level	$ 6,565	$ 40,030
Institutional	—	982
Investor A	2,466	12,474
Investor P	—	23,429
Class K	116	81
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending,
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by International Index is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024,  the Fund  paid BTC $21,004 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the  Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  International Index may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
International Index	$80,538,866	$13,414,524	$(3,116,499)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Municipal Bond Index	$ —	$ —	$ 3,946,960	$ 12,542,685
Short-Term TIPS Bond Index	54,275,030	24,158,517	—	—
International Index	—	—	318,036,260	153,976,297
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Municipal Bond Index	$ (2,091,732)
Short-Term TIPS Bond Index	(4,643,000)
International Index	(1,192,382,115)
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Bond Index	$ 246,090,143	$ 1,687,985	$ (7,777,036)	$ (6,089,051)
Short-Term TIPS Bond Index	303,265,368	156,494	(6,320,280)	(6,163,786)
International Index	7,491,988,648	3,207,928,394	(750,963,941)	2,456,964,453
9.
BANK BORROWINGS
The Trust and the Corporation, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
International Index may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Municipal Bond Index and Short-Term TIPS Bond Index may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Municipal Bond Index and Short-Term TIPS Bond Indexmay also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Municipal Bond Index
Institutional
Shares sold	459,847	$ 5,087,089	2,889,613	$ 31,337,434
Shares issued in reinvestment of distributions	51,564	567,560	104,756	1,139,343
Shares redeemed	(583,863)	(6,490,658)	(2,748,923)	(29,668,492)
	(72,452)	$ (836,009)	245,446	$ 2,808,285
Investor A
Shares sold	136,375	$ 1,501,613	261,904	$ 2,883,011
Shares issued in reinvestment of distributions	19,608	215,815	40,768	443,248
Shares redeemed	(233,985)	(2,586,850)	(453,015)	(4,957,566)
	(78,002)	$ (869,422)	(150,343)	$ (1,631,307)
Investor P
Shares sold	345,996	$ 3,827,500	506,187	$ 5,524,071
Shares issued in reinvestment of distributions	233,768	2,573,106	512,464	5,571,533
Shares redeemed	(1,595,010)	(17,600,329)	(3,814,134)	(41,498,270)
	(1,015,246)	$ (11,199,723)	(2,795,483)	$ (30,402,666)
Class K
Shares issued in reinvestment of distributions	—	$ —	11	$ 122
Shares redeemed	—	—	(771)	(8,448)
	—	$ —	(760)	$ (8,326)
	(1,165,700)	$ (12,905,154)	(2,701,140)	$ (29,234,014)

	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term TIPS Bond Index
Institutional
Shares sold	309,767	$ 2,950,201	12,293,761	$ 116,690,524
Shares issued in reinvestment of distributions	351,465	3,351,372	220,484	2,089,678
Shares redeemed	(240,302)	(2,299,310)	(2,369,350)	(22,588,484)
	420,930	$ 4,002,263	10,144,895	$ 96,191,718
Investor A
Shares sold	89,336	$ 855,932	91,502	$ 889,442
Shares issued in reinvestment of distributions	5,224	49,897	8,958	85,487
Shares redeemed	(77,892)	(747,021)	(145,841)	(1,388,058)
	16,668	$ 158,808	(45,381)	$ (413,129)
Class K
Shares sold	3,904,138	$ 37,422,922	7,459,258	$ 71,016,023
Shares issued in reinvestment of distributions	488,048	4,660,001	500,596	4,773,839
Shares redeemed	(2,484,577)	(23,753,415)	(3,301,121)	(31,449,540)
	1,907,609	$ 18,329,508	4,658,733	$ 44,340,322
	2,345,207	$ 22,490,579	14,758,247	$ 140,118,911
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
International Index
Institutional
Shares sold	10,094,399	$ 158,496,403	22,716,767	$ 329,016,783
Shares issued in reinvestment of distributions	—	—	2,157,377	32,249,955
Shares redeemed	(11,921,481)	(187,511,205)	(28,894,397)	(412,663,926)
	(1,827,082)	$ (29,014,802)	(4,020,253)	$ (51,397,188)
Investor A
Shares sold	3,565,171	$ 55,414,526	6,923,579	$ 99,151,564
Shares issued in reinvestment of distributions	—	—	725,024	10,758,045
Shares redeemed	(3,809,514)	(59,506,898)	(8,522,040)	(122,059,509)
	(244,343)	$ (4,092,372)	(873,437)	$ (12,149,900)
Investor P
Shares sold	367,790	$ 5,730,360	508,169	$ 7,281,150
Shares issued in reinvestment of distributions	—	—	266,838	3,946,135
Shares redeemed	(569,805)	(8,841,656)	(1,020,934)	(14,627,450)
	(202,015)	$ (3,111,296)	(245,927)	$ (3,400,165)
Class G(a)
Shares sold	16,260,310	$ 255,415,067	177,053,564	$ 2,629,696,148
Shares issued in reinvestment of distributions	—	—	5,431,243	81,197,080
Shares redeemed	(16,496,426)	(259,511,239)	(2,392,448)	(35,853,240)
	(236,116)	$ (4,096,172)	180,092,359	$ 2,675,039,988
Class K
Shares sold	43,683,632	$ 685,280,585	164,244,554	$ 2,352,241,555
Shares issued in reinvestment of distributions	—	—	10,669,726	159,658,186
Shares redeemed	(37,089,956)	(583,603,921)	(307,758,348)	(4,520,836,071)
	6,593,676	$ 101,676,664	(132,844,068)	$ (2,008,936,330)
	4,084,120	$ 61,362,022	42,108,674	$ 599,156,405

(a)	The share class commenced operations on October 16, 2023.

	Six Months Ended 06/30/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small Cap Index
Institutional
Shares sold	1,975,077	$ 44,841,223	6,089,140	$ 131,318,773
Shares issued in reinvestment of distributions	—	—	447,568	10,106,237
Shares redeemed	(4,290,463)	(97,585,426)	(8,404,644)	(173,882,906)
	(2,315,386)	$ (52,744,203)	(1,867,936)	$ (32,457,896)
Investor A
Shares sold	1,114,178	$ 25,570,114	1,713,549	$ 36,419,814
Shares issued in reinvestment of distributions	—	—	235,184	5,319,919
Shares redeemed	(1,235,528)	(28,434,811)	(2,553,471)	(54,263,670)
	(121,350)	$ (2,864,697)	(604,738)	$ (12,523,937)
Investor P
Shares sold	585,853	$ 13,237,528	667,716	$ 14,120,428
Shares issued in reinvestment of distributions	—	—	338,448	7,628,725
Shares redeemed	(859,957)	(19,559,386)	(1,643,423)	(34,895,932)
	(274,104)	$ (6,321,858)	(637,259)	$ (13,146,779)
Class K
Shares sold	10,386,901	$ 238,664,601	23,325,168	$ 493,249,455
Shares issued in reinvestment of distributions	—	—	2,401,795	54,425,549
Shares redeemed	(10,698,269)	(244,968,405)	(30,822,639)	(661,636,112)
	(311,368)	$ (6,303,804)	(5,095,676)	$ (113,961,108)
	(3,022,208)	$ (68,234,562)	(8,205,609)	$ (172,089,720)

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K	Class G
Municipal Bond Index	8,707	871	871	8,707	—
International Index	—	—	14,420	—	5,343
Small Cap Index	—	—	9,191	—	—
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which International Index is able to pass through to shareholders as a foreign tax credit in the current year, International Index will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the International Index.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies(a) — 0.2%
Advantage Solutions, Inc., Class A(b)	213,389	$ 687,113
Boston Omaha Corp., Class A(b)	49,961	672,475
Cardlytics, Inc.(b)	80,042	657,145
Clear Channel Outdoor Holdings, Inc.	700,249	987,351
Emerald Holding, Inc.(b)	31,940	181,739
National CineMedia, Inc.	141,321	620,399
QuinStreet, Inc.	105,001	1,741,967
Stagwell, Inc., Class A(b)	180,703	1,232,394
Thryv Holdings, Inc.	63,437	1,130,447
Viad Corp.	40,769	1,386,146
		9,297,176
Aerospace & Defense — 1.0%
AAR Corp.(a)	68,724	4,996,235
AeroVironment, Inc.(a)(b)	52,192	9,507,295
AerSale Corp.(a)	62,804	434,604
Archer Aviation, Inc., Class A(a)(b)	465,498	1,638,553
Astronics Corp.(a)	57,126	1,144,234
Bridger Aerospace Group Holdings, Inc.(a)	17,887	66,897
Byrna Technologies, Inc.(a)	34,480	344,110
Cadre Holdings, Inc.	51,920	1,742,435
Ducommun, Inc.(a)	27,071	1,571,742
Eve Holding, Inc., Class A(a)	33,526	135,780
Intuitive Machines, Inc., Class A(a)	56,764	187,321
Kratos Defense & Security Solutions, Inc.(a)	295,020	5,903,350
Leonardo DRS, Inc.(a)(b)	121,198	3,091,761
Mercury Systems, Inc.(a)	109,302	2,950,061
Moog, Inc., Class A	56,645	9,476,709
National Presto Industries, Inc.	10,322	775,492
Park Aerospace Corp.	36,578	500,387
Redwire Corp.(a)(b)	44,739	320,779
Rocket Lab USA, Inc., Class A(a)(b)	693,730	3,329,904
Triumph Group, Inc.(a)	128,660	1,982,651
V2X, Inc.(a)(b)	24,515	1,175,739
Virgin Galactic Holdings, Inc.(a)(b)	38,758	326,730
VirTra, Inc.(a)	21,078	162,090
		51,764,859
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	13,435	348,101
Andersons, Inc.	65,090	3,228,464
Cadiz, Inc.(a)(b)	85,068	262,860
Calavo Growers, Inc.	33,020	749,554
Cal-Maine Foods, Inc.	81,759	4,996,292
Dole PLC	149,650	1,831,716
Fresh Del Monte Produce, Inc.	67,403	1,472,756
GrowGeneration Corp.(a)(b)	121,532	261,294
Limoneira Co.	33,384	694,721
Tejon Ranch Co.(a)	43,492	741,974
Vital Farms, Inc.(a)	64,973	3,038,787
		17,626,519
Air Transport — 0.4%
Air Transport Services Group, Inc.(a)	102,191	1,417,389
Allegiant Travel Co.	30,400	1,526,992
Frontier Group Holdings, Inc.(a)(b)	84,095	414,588
Hawaiian Holdings, Inc.(a)(b)	101,764	1,264,926
JetBlue Airways Corp.(a)(b)	634,959	3,866,900
Joby Aviation, Inc., Class A(a)(b)	801,349	4,086,880
SkyWest, Inc.(a)	78,997	6,483,284
Security	Shares	Value
Air Transport (continued)
Spirit Airlines, Inc.(b)	220,291	$ 806,265
Sun Country Airlines Holdings, Inc.(a)	79,876	1,003,243
Wheels Up Experience, Inc., Class A(a)	178,829	337,987
		21,208,454
Airlines — 0.0%
Blade Air Mobility, Inc., Class A(a)	113,832	396,135
Alternative Energy — 0.2%
Aemetis, Inc.(a)	72,241	217,445
Ameresco, Inc., Class A(a)	64,239	1,850,726
Centrus Energy Corp., Class A(a)(b)	28,118	1,202,045
Green Plains, Inc.(a)(b)	110,773	1,756,860
REX American Resources Corp.(a)	30,731	1,401,026
Sitio Royalties Corp., Class A	164,789	3,890,668
Sunnova Energy International, Inc.(a)(b)	216,556	1,208,382
		11,527,152
Aluminum — 0.1%
Century Aluminum Co.(a)(b)	105,259	1,763,088
Kaiser Aluminum Corp.	31,859	2,800,406
		4,563,494
Asset Management & Custodian — 0.8%
Artisan Partners Asset Management, Inc., Class A	125,614	5,184,090
AssetMark Financial Holdings, Inc.(a)	45,468	1,570,919
B. Riley Financial, Inc.(b)	40,775	719,271
Brightsphere Investment Group, Inc.	60,740	1,346,606
Cohen & Steers, Inc.	54,837	3,978,973
Diamond Hill Investment Group, Inc., Class A	5,529	778,207
GCM Grosvenor, Inc., Class A	81,622	796,631
Hamilton Lane, Inc., Class A	76,591	9,465,116
Open Lending Corp.(a)	203,744	1,136,891
PJT Partners, Inc., Class A	47,056	5,077,813
Silvercrest Asset Management Group, Inc., Class A	17,353	270,533
StepStone Group, Inc., Class A	106,795	4,900,822
Virtus Investment Partners, Inc.	13,480	3,044,458
WisdomTree, Inc.	278,216	2,757,121
		41,027,451
Auto Components — 0.3%
Atmus Filtration Technologies, Inc.(a)	167,082	4,808,620
Holley, Inc.(a)(b)	107,219	383,844
Luminar Technologies, Inc., Class A(a)(b)	668,515	996,087
Phinia, Inc.	90,565	3,564,639
Solid Power, Inc., Class A(a)(b)	296,412	489,080
Visteon Corp.(a)	54,410	5,805,547
		16,047,817
Auto Parts — 0.5%
Adient PLC(a)	181,297	4,479,849
American Axle & Manufacturing Holdings, Inc.(a)	229,241	1,602,395
Canoo, Inc., Class A(a)	118,460	252,320
CarParts.com, Inc.(a)	8,999	8,999
Cooper-Standard Holdings, Inc.(a)	32,114	399,498
Dana, Inc.	260,371	3,155,696
Dorman Products, Inc.(a)	52,325	4,786,691
Fox Factory Holding Corp.(a)	84,318	4,063,284
Gentherm, Inc.(a)	62,078	3,061,687
Livewire Group, Inc.(a)(b)	36,222	277,461
Standard Motor Products, Inc.	43,167	1,197,021

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Auto Parts (continued)
Stoneridge, Inc.(a)	54,420	$ 868,543
XPEL, Inc.(a)	50,360	1,790,802
		25,944,246
Auto Services(a) — 0.1%
Goodyear Tire & Rubber Co.	568,148	6,448,480
Hertz Global Holdings, Inc.	244,696	863,777
		7,312,257
Back Office Support, HR & Consulting — 1.6%
ASGN, Inc.(a)	89,979	7,933,448
Barrett Business Services, Inc.	50,016	1,639,024
CBIZ, Inc.(a)(b)	95,558	7,080,848
Conduent, Inc.(a)	321,945	1,049,541
CRA International, Inc.	13,291	2,288,976
ExlService Holdings, Inc.(a)	313,424	9,828,977
Forrester Research, Inc.(a)	23,199	396,239
Hackett Group, Inc.	50,422	1,095,166
Heidrick & Struggles International, Inc.	40,151	1,267,968
HireQuest, Inc.	8,825	108,989
Huron Consulting Group, Inc.(a)	35,178	3,465,033
ICF International, Inc.	37,196	5,522,118
Insperity, Inc.	71,595	6,530,180
Kelly Services, Inc., Class A	61,772	1,322,538
Kforce, Inc.	37,220	2,312,479
Korn Ferry	103,534	6,951,273
Liquidity Services, Inc.(a)	43,311	865,354
Maximus, Inc.	121,638	10,424,376
Rekor Systems, Inc.(a)	141,668	219,585
Resources Connection, Inc.	64,877	716,242
Target Hospitality Corp.(a)	67,149	584,868
TriNet Group, Inc.	64,871	6,487,100
TrueBlue, Inc.(a)	59,536	613,221
TTEC Holdings, Inc.	34,584	203,354
		78,906,897
Banks: Diversified — 8.7%
1st Source Corp.	36,596	1,962,278
ACNB Corp.	16,013	580,792
Alerus Financial Corp.	36,251	710,882
AlTi Global, Inc., Class A(a)	67,232	350,279
Amalgamated Financial Corp.	35,696	978,070
Ambac Financial Group, Inc.(a)	86,522	1,109,212
Amerant Bancorp, Inc., Class A	59,107	1,341,729
Ameris Bancorp	130,882	6,589,909
Ames National Corp.	17,477	358,104
Arrow Financial Corp.	32,740	852,877
Associated Banc-Corp.	298,601	6,315,411
Atlantic Union Bankshares Corp.	155,931	5,122,333
Axos Financial, Inc.(a)	108,575	6,205,061
Banc of California, Inc.	277,124	3,541,645
BancFirst Corp.	41,636	3,651,477
Banco Latinoamericano de Comercio Exterior SA, Class E	54,561	1,618,825
Bancorp, Inc.(a)	88,875	3,355,920
Bank First Corp.	19,542	1,613,974
Bank of Hawaii Corp.	61,336	3,509,033
Bank of Marin Bancorp	33,522	542,721
Bank of NT Butterfield & Son Ltd.	91,929	3,228,546
Bank7 Corp.	7,756	242,763
BankUnited, Inc.	129,722	3,796,963
Bankwell Financial Group, Inc.	12,862	326,309
Banner Corp.	52,372	2,599,746
Security	Shares	Value
Banks: Diversified (continued)
Bar Harbor Bankshares	30,701	$ 825,243
BayCom Corp.	20,844	424,175
BCB Bancorp, Inc.	28,739	305,496
Berkshire Hills Bancorp, Inc.	62,941	1,435,055
Blue Foundry Bancorp(a)(b)	41,980	380,759
Blue Ridge Bankshares, Inc.(a)	1,284	3,351
Bridgewater Bancshares, Inc.(a)	39,970	464,052
Burke & Herbert Financial Services Corp.	25,875	1,319,107
Business First Bancshares, Inc.	48,075	1,046,112
Byline Bancorp, Inc.	62,086	1,473,922
C&F Financial Corp.	547	26,365
Cadence Bank	287,257	8,123,628
California BanCorp(a)	15,427	331,681
Cambridge Bancorp	15,126	1,043,694
Camden National Corp.	29,109	960,597
Capital Bancorp, Inc.	19,269	395,015
Capital City Bank Group, Inc.	27,834	791,599
Capitol Federal Financial, Inc.	247,365	1,358,034
Carter Bankshares, Inc.(a)	44,465	672,311
Cathay General Bancorp	115,863	4,370,352
Central Pacific Financial Corp.	36,134	766,041
Chemung Financial Corp.	6,111	293,328
ChoiceOne Financial Services, Inc.	14,086	403,564
Citizens & Northern Corp.	28,728	513,944
Citizens Financial Services, Inc.	9,007	404,795
City Holding Co.	26,235	2,787,469
Civista Bancshares, Inc.	30,190	467,643
CNB Financial Corp.	41,855	854,261
Coastal Financial Corp.(a)	22,383	1,032,752
Codorus Valley Bancorp, Inc.	18,437	443,225
Colony Bankcorp, Inc.	33,727	413,156
Columbia Financial, Inc.(a)(b)	56,794	850,206
Community Financial System, Inc.	86,724	4,094,240
Community Trust Bancorp, Inc.	30,627	1,337,175
Community West Bancshares	33,749	624,356
ConnectOne Bancorp, Inc.	72,269	1,365,161
CrossFirst Bankshares, Inc.(a)	90,513	1,268,992
Customers Bancorp, Inc.(a)(b)	59,046	2,833,027
CVB Financial Corp.	264,181	4,554,480
Dime Community Bancshares, Inc.	70,680	1,441,872
Eagle Bancorp, Inc.	54,741	1,034,605
Eastern Bankshares, Inc.	309,915	4,332,612
Enterprise Bancorp, Inc.	20,305	505,188
Enterprise Financial Services Corp.	73,819	3,019,935
Equity Bancshares, Inc., Class A	28,992	1,020,518
Esquire Financial Holdings, Inc.	13,613	647,979
ESSA Bancorp, Inc.	15,158	266,629
Farmers & Merchants Bancorp, Inc.	26,073	605,415
Farmers National Banc Corp.	72,788	909,122
FB Financial Corp.	70,842	2,764,963
Fidelity D&D Bancorp, Inc.	9,172	401,734
Financial Institutions, Inc.	30,421	587,734
First Bancorp, Inc.	21,358	530,746
First BanCorp./Puerto Rico	268,924	4,918,620
First Bancorp/Southern Pines NC	79,836	2,548,365
First Bancshares, Inc.	61,289	1,592,288
First Bank/Hamilton	42,033	535,500
First Busey Corp.	106,252	2,572,361
First Business Financial Services, Inc.	15,107	558,808
First Commonwealth Financial Corp.	188,028	2,596,667
First Community Bankshares, Inc.	34,162	1,258,528
First Financial Bancorp	167,074	3,712,384
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
First Financial Bankshares, Inc.	259,475	$ 7,662,297
First Financial Corp.	22,817	841,491
First Foundation, Inc.	106,587	698,145
First Internet Bancorp	16,186	437,346
First Interstate BancSystem, Inc., Class A	157,717	4,379,801
First Merchants Corp.	116,283	3,871,061
First Mid Bancshares, Inc.	45,588	1,498,933
First of Long Island Corp.	44,097	441,852
First Western Financial, Inc.(a)	17,202	292,434
Five Star Bancorp	32,452	767,490
FS Bancorp, Inc.	13,065	476,219
Fulton Financial Corp.	306,041	5,196,576
FVCBankcorp, Inc.(a)	30,845	336,827
German American Bancorp, Inc.	56,826	2,008,799
Glacier Bancorp, Inc.	227,171	8,478,022
Great Southern Bancorp, Inc.	16,721	929,855
Greene County Bancorp, Inc.(b)	13,546	456,636
Guaranty Bancshares, Inc.	16,136	508,929
Hancock Whitney Corp.	172,504	8,250,866
Hanmi Financial Corp.	35,695	596,820
HarborOne Bancorp, Inc.	81,306	904,936
HBT Financial, Inc.	24,276	495,716
Heartland Financial USA, Inc.	84,556	3,758,514
Heritage Commerce Corp.	118,836	1,033,873
Heritage Financial Corp.	61,709	1,112,613
Hilltop Holdings, Inc.	92,884	2,905,412
Hippo Holdings, Inc.(a)	39,336	676,186
Home Bancorp, Inc.	13,851	554,179
Home BancShares, Inc.	375,760	9,003,210
HomeStreet, Inc.	35,096	400,094
Hope Bancorp, Inc.	214,798	2,306,931
Horizon Bancorp, Inc.	86,420	1,069,015
Independent Bank Corp.	107,009	4,484,484
Independent Bank Group, Inc.	72,271	3,289,776
International Bancshares Corp.	107,806	6,167,581
Investar Holding Corp.	18,437	283,930
John Marshall Bancorp, Inc.	24,199	422,031
Kearny Financial Corp.	107,957	663,936
Lakeland Financial Corp.	46,097	2,835,887
LCNB Corp.	25,666	357,014
LINKBANCORP, Inc.	44,125	270,045
Live Oak Bancshares, Inc.	69,137	2,423,943
Macatawa Bank Corp.	53,596	782,502
Mercantile Bank Corp.	31,454	1,276,089
Merchants Bancorp	34,174	1,385,414
Metrocity Bankshares, Inc.	36,577	965,633
Metropolitan Bank Holding Corp.(a)	21,076	887,089
Mid Penn Bancorp, Inc.	29,827	654,703
Middlefield Banc Corp.	15,878	381,866
Midland States Bancorp, Inc.	38,777	878,299
MidWestOne Financial Group, Inc.	29,022	652,705
MVB Financial Corp.	22,189	413,603
National Bank Holdings Corp., Class A	62,906	2,456,479
National Bankshares, Inc.	11,670	330,028
NB Bancorp, Inc.(a)	77,630	1,170,660
NBT Bancorp, Inc.	76,900	2,968,340
New York Community Bancorp, Inc., Class A	1,517,052	4,884,907
Nicolet Bankshares, Inc.	26,524	2,202,553
Northeast Bank	13,690	833,173
Northeast Community Bancorp, Inc.	23,352	416,133
Northfield Bancorp, Inc.	78,248	741,791
Northrim BanCorp, Inc.	10,598	610,869
Northwest Bancshares, Inc.	239,281	2,763,696
Security	Shares	Value
Banks: Diversified (continued)
Norwood Financial Corp.	14,877	$ 377,578
Oak Valley Bancorp	13,682	341,640
OFG Bancorp	86,085	3,223,883
Old National Bancorp	627,410	10,785,178
Old Second Bancorp, Inc.	86,879	1,286,678
Orange County Bancorp, Inc.	9,955	526,420
Origin Bancorp, Inc.	58,531	1,856,603
Orrstown Financial Services, Inc.	20,185	552,262
Pacific Premier Bancorp, Inc.	170,612	3,918,958
Park National Corp.	28,726	4,088,859
Parke Bancorp, Inc.	20,697	360,128
Pathward Financial, Inc.	44,169	2,498,640
PCB Bancorp	20,635	335,938
Peapack-Gladstone Financial Corp.	33,141	750,644
Peoples Bancorp of North Carolina, Inc.	9,067	264,756
Peoples Bancorp, Inc.	68,953	2,068,590
Peoples Financial Services Corp.	17,857	813,208
Pioneer Bancorp, Inc./New York(a)	24,944	249,689
Plumas Bancorp	10,893	391,930
Ponce Financial Group, Inc.(a)	39,394	360,061
Preferred Bank/Los Angeles CA	12,047	909,428
Premier Financial Corp.	70,475	1,441,918
Primis Financial Corp.	39,691	415,962
Princeton Bancorp, Inc.	10,079	333,615
Provident Bancorp, Inc.(a)	31,253	318,468
Provident Financial Services, Inc.	215,703	3,095,338
QCR Holdings, Inc.	32,664	1,959,840
RBB Bancorp	33,974	639,051
Red River Bancshares, Inc.	9,674	464,255
Renasant Corp.	98,949	3,021,902
Republic Bancorp, Inc., Class A	16,723	896,520
Root, Inc., Class A(a)	17,217	888,569
S&T Bancorp, Inc.	71,135	2,375,198
Sandy Spring Bancorp, Inc.	87,612	2,134,228
Seacoast Banking Corp. of Florida	158,890	3,756,160
ServisFirst Bancshares, Inc.	100,959	6,379,599
Shore Bancshares, Inc.	61,128	699,916
Sierra Bancorp	25,898	579,597
Simmons First National Corp., Class A	236,644	4,160,202
SmartFinancial, Inc.	31,951	756,280
South Plains Financial, Inc.	23,482	634,014
Southern California Bancorp(a)	23,973	322,916
Southern First Bancshares, Inc.(a)	14,658	428,600
Southern States Bancshares, Inc.	16,858	457,526
Southside Bancshares, Inc.	57,266	1,581,114
SouthState Corp.	151,653	11,589,322
Stellar Bancorp, Inc.	97,955	2,249,047
Sterling Bancorp, Inc.(a)	44,132	230,810
Stock Yards Bancorp, Inc.	51,669	2,566,399
Texas Capital Bancshares, Inc.(a)	92,459	5,652,943
Third Coast Bancshares, Inc.(a)	24,718	525,752
Timberland Bancorp, Inc.	15,056	407,867
Tompkins Financial Corp.	25,851	1,264,114
Towne Bank/Portsmouth VA	140,156	3,822,054
TriCo Bancshares	63,794	2,524,329
Triumph Financial, Inc.(a)	44,070	3,602,722
TrustCo Bank Corp./New York	33,091	952,028
Trustmark Corp.	102,208	3,070,328
UMB Financial Corp.	89,442	7,461,252
United Bankshares, Inc.	263,008	8,531,980
United Community Banks, Inc.	211,839	5,393,421
Unity Bancorp, Inc.	14,365	424,773
Univest Financial Corp.	57,686	1,316,971

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
USCB Financial Holdings, Inc., Class A	20,989	$ 269,289
Valley National Bancorp	860,530	6,006,499
Veritex Holdings, Inc.	100,010	2,109,211
Virginia National Bankshares Corp.	9,625	315,700
WaFd, Inc.	133,172	3,806,056
Washington Trust Bancorp, Inc.	33,900	929,199
Waterstone Financial, Inc.	33,221	424,897
WesBanco, Inc.	114,798	3,204,012
West BanCorp, Inc.	33,350	596,965
Westamerica BanCorp	48,294	2,343,708
WSFS Financial Corp.	98,833	4,645,151
		431,070,690
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Brookline Bancorp, Inc.	164,421	1,372,915
First Financial Northwest, Inc.	13,969	295,165
Flushing Financial Corp.	54,925	722,264
Hingham Institution For Savings The(b)	3,120	558,106
OceanFirst Financial Corp.	115,136	1,829,511
Southern Missouri Bancorp, Inc.	18,895	850,464
		5,628,425
Beverage: Soft Drinks — 0.2%
Duckhorn Portfolio, Inc.(a)	106,366	755,199
National Beverage Corp.	46,853	2,400,748
Primo Water Corp.	314,813	6,881,812
		10,037,759
Biotechnology — 8.6%
2seventy bio, Inc.(a)(b)	95,966	369,469
4D Molecular Therapeutics, Inc.(a)	99,354	2,085,440
89bio, Inc.(a)	161,562	1,294,112
Aadi Bioscience, Inc.(a)	2,873	4,196
ACELYRIN, Inc.(a)	147,893	652,208
Achieve Life Sciences, Inc.(a)	68,670	322,749
Acrivon Therapeutics, Inc.(a)	24,281	140,830
Actinium Pharmaceuticals, Inc.(a)(b)	59,942	443,571
Acumen Pharmaceuticals, Inc.(a)	83,638	202,404
ADC Therapeutics SA(a)	139,596	441,123
Adicet Bio, Inc.(a)	9,123	11,039
ADMA Biologics, Inc.(a)	449,036	5,020,222
Adverum Biotechnologies, Inc.(a)	41,480	284,553
Aerovate Therapeutics, Inc.(a)(b)	21,576	35,816
Agenus, Inc.(a)(b)	40,491	678,224
Agios Pharmaceuticals, Inc.(a)	112,690	4,859,193
Akebia Therapeutics, Inc.(a)	414,772	423,067
Akero Therapeutics, Inc.(a)(b)	135,177	3,171,252
Aldeyra Therapeutics, Inc.(a)(b)	101,115	334,691
Alector, Inc.(a)(b)	160,909	730,527
Allogene Therapeutics, Inc.(a)(b)	209,689	488,575
Altimmune, Inc.(a)(b)	141,617	941,753
ALX Oncology Holdings, Inc.(a)	64,961	391,715
Amicus Therapeutics, Inc.(a)	585,044	5,803,636
AnaptysBio, Inc.(a)	39,011	977,616
Anavex Life Sciences Corp.(a)(b)	145,187	612,689
ANI Pharmaceuticals, Inc.(a)	36,871	2,347,945
Annexon, Inc.(a)	167,954	822,975
Apogee Therapeutics, Inc.(a)(b)	78,091	3,072,881
Applied Therapeutics, Inc.(a)	191,695	895,216
Arbutus Biopharma Corp.(a)(b)	278,107	859,351
Arcellx, Inc.(a)(b)	85,945	4,743,305
Arcturus Therapeutics Holdings, Inc.(a)(b)	44,724	1,089,029
Arcus Biosciences, Inc.(a)	108,414	1,651,145
Security	Shares	Value
Biotechnology (continued)
Arcutis Biotherapeutics, Inc.(a)(b)	211,827	$ 1,969,991
Ardelyx, Inc.(a)	463,352	3,433,438
ArriVent Biopharma, Inc.(a)	19,754	366,437
ARS Pharmaceuticals, Inc.(a)(b)	98,124	835,035
Arvinas, Inc.(a)	128,095	3,409,889
Astria Therapeutics, Inc.(a)(b)	92,911	845,490
Atossa Therapeutics, Inc.(a)	252,199	300,117
Aura Biosciences, Inc.(a)	92,477	699,126
Aurinia Pharmaceuticals, Inc.(a)(b)	286,262	1,634,556
Avid Bioservices, Inc.(a)(b)	124,318	887,631
Avidity Biosciences, Inc.(a)(b)	201,535	8,232,705
Avita Medical, Inc.(a)(b)	51,847	410,628
Beam Therapeutics, Inc.(a)(b)	152,450	3,571,903
BioAtla, Inc.(a)	8,729	11,959
BioCryst Pharmaceuticals, Inc.(a)	412,003	2,546,179
Biohaven Ltd.(a)	149,718	5,196,712
Biomea Fusion, Inc.(a)(b)	55,103	247,964
Bioventus, Inc., Class A(a)	74,850	430,388
Bioxcel Therapeutics, Inc.(a)	2,764	3,538
Black Diamond Therapeutics, Inc.(a)	74,061	345,124
Bluebird Bio, Inc.(a)(b)	371,883	366,007
Blueprint Medicines Corp.(a)(b)	125,363	13,511,624
Boundless Bio, Inc.(a)	12,392	47,957
Bridgebio Pharma, Inc.(a)(b)	280,281	7,099,518
C4 Therapeutics, Inc.(a)	116,903	540,092
Cabaletta Bio, Inc.(a)(b)	85,717	641,163
Candel Therapeutics, Inc.(a)	29,629	183,700
Capricor Therapeutics, Inc.(a)	50,611	241,414
Cardiff Oncology, Inc.(a)	78,109	173,402
Cargo Therapeutics, Inc.(a)(b)	40,080	658,114
Caribou Biosciences, Inc.(a)(b)	152,601	250,266
Carisma Therapeutics, Inc.(a)	10,017	15,226
Cartesian Therapeutics, Inc.(a)(b)	14,410	389,214
Castle Biosciences, Inc.(a)	51,578	1,122,853
Catalyst Pharmaceuticals, Inc.(a)	232,043	3,594,346
Celcuity, Inc.(a)	46,577	762,931
Celldex Therapeutics, Inc.(a)(b)	128,795	4,766,703
Century Therapeutics, Inc.(a)	91,479	233,271
CervoMed, Inc.(a)	10,769	184,365
CG oncology, Inc.(a)	46,410	1,465,164
Cibus, Inc.(a)	29,827	293,796
Cogent Biosciences, Inc.(a)	182,962	1,542,370
Coherus Biosciences, Inc.(a)(b)	200,058	346,100
Collegium Pharmaceutical, Inc.(a)(b)	64,933	2,090,843
Compass Therapeutics, Inc.(a)	172,862	172,862
Corbus Pharmaceuticals Holdings, Inc.(a)	20,265	916,991
Crinetics Pharmaceuticals, Inc.(a)(b)	155,152	6,949,258
Cue Biopharma, Inc.(a)(b)	7,653	9,490
Cullinan Therapeutics, Inc.(a)	77,071	1,344,118
Cytokinetics, Inc.(a)(b)	222,732	12,067,620
Day One Biopharmaceuticals, Inc.(a)	119,668	1,649,025
Denali Therapeutics, Inc.(a)(b)	247,849	5,755,054
Design Therapeutics, Inc.(a)	68,436	229,261
Dianthus Therapeutics, Inc.(a)	47,656	1,233,337
Disc Medicine, Inc.(a)	32,760	1,476,493
Dynavax Technologies Corp.(a)(b)	262,672	2,949,807
Dyne Therapeutics, Inc.(a)	160,897	5,678,055
Editas Medicine, Inc.(a)(b)	165,246	771,699
Elevation Oncology, Inc.(a)	93,931	253,614
Eliem Therapeutics, Inc.(a)	14,523	103,259
Entrada Therapeutics, Inc.(a)	49,232	701,556
Erasca, Inc.(a)	224,880	530,717
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
EyePoint Pharmaceuticals, Inc.(a)(b)	99,691	$ 867,312
Fate Therapeutics, Inc.(a)	199,611	654,724
Fennec Pharmaceuticals, Inc.(a)	46,736	285,557
Fibrobiologics, Inc.(a)	38,055	189,894
Foghorn Therapeutics, Inc.(a)	49,230	283,073
Fulcrum Therapeutics, Inc.(a)	123,724	767,089
G1 Therapeutics, Inc.(a)	98,386	224,320
Genelux Corp.(a)	4,182	8,155
Generation Bio Co.(a)	94,573	266,696
Geron Corp.(a)	1,148,173	4,868,254
Greenwich Lifesciences, Inc.(a)	11,902	205,429
Guardant Health, Inc.(a)	235,303	6,795,551
Gyre Therapeutics, Inc.(a)	13,907	165,911
Halozyme Therapeutics, Inc.(a)(b)	248,739	13,023,974
Harvard Bioscience, Inc.(a)	74,015	210,943
Heron Therapeutics, Inc.(a)(b)	234,081	819,283
HilleVax, Inc.(a)	62,843	908,710
Humacyte, Inc.(a)	175,270	841,296
Ideaya Biosciences, Inc.(a)(b)	149,038	5,232,724
IGM Biosciences, Inc.(a)(b)	27,135	186,417
Immuneering Corp., Class A(a)	8,387	10,735
ImmunityBio, Inc.(a)(b)	282,556	1,785,754
Immunome, Inc.(a)	102,493	1,240,165
Immunovant, Inc.(a)	115,736	3,055,430
Inhibrx Biosciences, Inc.(a)	20,875	295,799
Inmune Bio, Inc.(a)	24,339	214,670
Inovio Pharmaceuticals, Inc.(a)	50,636	409,139
Inozyme Pharma, Inc.(a)	103,071	459,697
Insmed, Inc.(a)(b)	309,712	20,750,704
Intellia Therapeutics, Inc.(a)	192,096	4,299,108
Invivyd, Inc.(a)	158,129	173,942
Iovance Biotherapeutics, Inc.(a)	504,829	4,048,729
iTeos Therapeutics, Inc.(a)	51,761	768,133
Janux Therapeutics, Inc.(a)	55,908	2,341,986
Jasper Therapeutics, Inc.(a)	20,390	462,853
KalVista Pharmaceuticals, Inc.(a)(b)	75,933	894,491
Karyopharm Therapeutics, Inc.(a)	18,473	16,027
Keros Therapeutics, Inc.(a)	58,751	2,684,921
Kiniksa Pharmaceuticals International PLC(a)	74,387	1,388,805
Kodiak Sciences, Inc.(a)	58,852	138,302
Korro Bio, Inc.(a)	12,162	411,927
Krystal Biotech, Inc.(a)	49,460	9,082,834
Kura Oncology, Inc.(a)	144,579	2,976,882
Kymera Therapeutics, Inc.(a)(b)	88,693	2,647,486
Kyverna Therapeutics, Inc.(a)	33,568	251,760
Larimar Therapeutics, Inc.(a)	81,393	590,099
LENZ Therapeutics, Inc.(b)	25,046	433,045
Lexeo Therapeutics, Inc.(a)	20,914	335,461
Lexicon Pharmaceuticals, Inc.(a)(b)	228,927	384,597
Ligand Pharmaceuticals, Inc.(a)	33,938	2,859,616
Lineage Cell Therapeutics, Inc.(a)(b)	264,191	263,478
Lyell Immunopharma, Inc.(a)(b)	334,394	484,871
MacroGenics, Inc.(a)	113,441	482,124
Madrigal Pharmaceuticals, Inc.(a)(b)	34,979	9,799,717
MannKind Corp.(a)(b)	528,712	2,759,877
MaxCyte, Inc.(a)	208,616	817,775
MeiraGTx Holdings PLC(a)	78,841	331,921
Mersana Therapeutics, Inc.(a)(b)	230,572	463,450
Metagenomi, Inc.(a)	12,713	51,869
MiMedx Group, Inc.(a)	236,420	1,638,391
Mineralys Therapeutics, Inc.(a)	56,935	666,140
Mirum Pharmaceuticals, Inc.(a)(b)	78,214	2,674,137
Monte Rosa Therapeutics, Inc.(a)(b)	55,657	208,157
Security	Shares	Value
Biotechnology (continued)
Morphic Holding, Inc.(a)	79,426	$ 2,706,044
Myriad Genetics, Inc.(a)	178,299	4,361,194
Nautilus Biotechnology, Inc.(a)	104,529	244,598
Neurogene, Inc.(a)	20,102	731,512
Nkarta, Inc.(a)	105,499	623,499
Novavax, Inc.(a)(b)	281,654	3,565,740
Nurix Therapeutics, Inc.(a)	120,660	2,518,174
Nuvalent, Inc., Class A(a)	63,685	4,831,144
Nuvectis Pharma, Inc.(a)	2,066	13,078
Ocean Biomedical, Inc.(a)	1,284	1,566
Ocugen, Inc.(a)	510,184	790,785
Olema Pharmaceuticals, Inc.(a)(b)	79,607	861,348
Omega Therapeutics, Inc.(a)	3,302	6,835
Omeros Corp.(a)(b)	118,423	480,797
OPKO Health, Inc.(a)(b)	779,601	974,501
ORIC Pharmaceuticals, Inc.(a)(b)	122,762	867,927
Outlook Therapeutics, Inc.(a)(b)	13,087	96,582
Ovid therapeutics, Inc.(a)	108,595	83,531
Pacific Biosciences of California, Inc.(a)(b)	545,411	747,213
PepGen, Inc.(a)	30,973	494,329
Perspective Therapeutics, Inc.(a)	93,889	936,073
Phathom Pharmaceuticals, Inc.(a)(b)	68,037	700,781
Poseida Therapeutics, Inc.(a)	128,294	374,618
Praxis Precision Medicines, Inc.(a)	34,383	1,422,081
Precigen, Inc.(a)(b)	265,869	420,073
Prelude Therapeutics, Inc.(a)(b)	26,682	101,658
Prime Medicine, Inc.(a)	113,082	581,241
ProKidney Corp., Class A(a)(b)	125,703	309,229
Protagonist Therapeutics, Inc.(a)	116,521	4,037,453
Protalix BioTherapeutics, Inc.(a)	5,858	6,854
Prothena Corp. PLC(a)	84,783	1,749,921
PTC Therapeutics, Inc.(a)	151,856	4,643,756
Pulse Biosciences, Inc.(a)(b)	29,860	334,133
Puma Biotechnology, Inc.(a)	82,534	269,061
Pyxis Oncology, Inc.(a)	97,372	322,301
Q32 Bio, Inc.(a)	12,021	215,777
Quantum-Si, Inc.(a)(b)	203,133	213,290
RadNet, Inc.(a)	131,825	7,767,129
Rallybio Corp.(a)	4,770	6,392
RAPT Therapeutics, Inc.(a)	58,803	179,349
Recursion Pharmaceuticals, Inc., Class A(a)(b)	412,162	3,091,215
REGENXBIO, Inc.(a)	91,795	1,074,001
Regulus Therapeutics, Inc.(a)	125,916	224,760
Relay Therapeutics, Inc.(a)	198,331	1,293,118
Reneo Pharmaceuticals, Inc.(a)	2,139	3,230
Renovaro, Inc.(a)	97,221	170,137
Replimune Group, Inc.(a)	100,291	902,619
REVOLUTION Medicines, Inc.(a)	303,819	11,791,215
Rhythm Pharmaceuticals, Inc.(a)(b)	109,163	4,482,233
Rigel Pharmaceuticals, Inc.(a)	30,529	250,948
Rocket Pharmaceuticals, Inc.(a)	131,195	2,824,628
Sage Therapeutics, Inc.(a)(b)	107,361	1,165,940
Sana Biotechnology, Inc.(a)(b)	263,598	1,439,245
Savara, Inc.(a)	193,344	779,176
Scholar Rock Holding Corp.(a)(b)	136,574	1,137,661
Sera Prognostics, Inc., Class A(a)	55,032	325,789
Shattuck Labs, Inc.(a)	77,991	301,045
Skye Bioscience, Inc.(a)	34,337	275,039
Soleno Therapeutics, Inc.(a)	43,849	1,789,039
Solid Biosciences, Inc.(a)	44,902	254,594
SpringWorks Therapeutics, Inc.(a)	137,069	5,163,389
Spyre Therapeutics, Inc.(a)	69,030	1,622,895
Stoke Therapeutics, Inc.(a)(b)	70,910	957,994

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Summit Therapeutics, Inc.(a)(b)	174,549	$ 1,361,482
Sutro Biopharma, Inc.(a)	163,221	478,238
Tango Therapeutics, Inc.(a)(b)	95,125	816,173
Taysha Gene Therapies, Inc.(a)	318,946	714,439
Tenaya Therapeutics, Inc.(a)(b)	109,980	340,938
Tourmaline Bio, Inc.	46,027	591,907
Travere Therapeutics, Inc.(a)	146,910	1,207,600
TScan Therapeutics, Inc.(a)	76,561	447,882
Twist Bioscience Corp.(a)(b)	114,697	5,652,268
Tyra Biosciences, Inc.(a)	40,511	647,771
UroGen Pharma Ltd.(a)(b)	68,494	1,149,329
Vanda Pharmaceuticals, Inc.(a)	112,773	637,167
Vaxcyte, Inc.(a)(b)	217,691	16,437,847
Vera Therapeutics, Inc., Class A(a)	77,703	2,811,295
Veracyte, Inc.(a)	153,219	3,320,256
Verastem, Inc.(a)	50,658	150,961
Vericel Corp.(a)	96,617	4,432,788
Verrica Pharmaceuticals, Inc.(a)	43,082	314,068
Verve Therapeutics, Inc.(a)(b)	141,647	691,237
Vir Biotechnology, Inc.(a)(b)	178,543	1,589,033
Viridian Therapeutics, Inc.(a)(b)	124,763	1,623,167
Werewolf Therapeutics, Inc.(a)	60,786	148,318
X4 Pharmaceuticals, Inc.(a)	335,052	194,330
XBiotech, Inc.(a)	36,896	189,645
Xencor, Inc.(a)	118,482	2,242,864
XOMA Corp.(a)	15,898	376,624
Y-mAbs Therapeutics, Inc.(a)(b)	73,334	885,875
Zentalis Pharmaceuticals, Inc.(a)	108,553	443,982
Zevra Therapeutics, Inc.(a)(b)	83,875	410,988
Zura Bio Ltd., Class A(a)	41,448	145,068
Zymeworks, Inc.(a)	111,415	948,142
		430,067,457
Building Materials — 0.7%
Aspen Aerogels, Inc.(a)	116,171	2,770,678
BlueLinx Holdings, Inc.(a)	16,848	1,568,380
Caesarstone Ltd.(a)	41,266	206,330
Gibraltar Industries, Inc.(a)	60,985	4,180,522
Griffon Corp.	77,083	4,922,520
Masterbrand, Inc.(a)	252,620	3,708,462
Patrick Industries, Inc.	43,076	4,675,900
Quanex Building Products Corp.	65,767	1,818,457
SmartRent, Inc., Class A(a)	385,204	920,638
Summit Materials, Inc., Class A(a)	241,459	8,839,814
		33,611,701
Building Products — 0.2%
Janus International Group, Inc.(a)(b)	282,880	3,572,775
JELD-WEN Holding, Inc.(a)	171,285	2,307,209
Tecnoglass, Inc.	44,791	2,247,612
		8,127,596
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.(a)	127,001	11,493,591
Cable Television Services — 0.2%
AMC Networks, Inc., Class A(a)	59,240	572,258
Cable One, Inc.	11,250	3,982,500
Liberty Latin America Ltd., Class A(a)	64,571	620,527
Liberty Latin America Ltd., Class C(a)(b)	268,427	2,582,268
WideOpenWest, Inc.(a)	99,961	540,789
		8,298,342
Security	Shares	Value
Capital Markets — 0.3%
BGC Group, Inc., Class A	633,717	$ 5,259,851
Forge Global Holdings, Inc.(a)	235,197	343,388
P10, Inc., Class A	82,401	698,760
Patria Investments Ltd., Class A	109,670	1,322,620
Perella Weinberg Partners, Class A	104,810	1,703,163
Victory Capital Holdings, Inc., Class A	82,017	3,914,671
		13,242,453
Casinos & Gambling — 0.2%
Accel Entertainment, Inc., Class A(a)	104,444	1,071,595
Century Casinos, Inc.(a)	3,196	8,853
Everi Holdings, Inc.(a)	157,662	1,324,361
Full House Resorts, Inc.(a)	66,471	332,355
Inspired Entertainment, Inc.(a)(b)	41,140	376,431
International Game Technology PLC	226,855	4,641,453
Monarch Casino & Resort, Inc.	25,853	1,761,365
		9,516,413
Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	45,872	275,691
Chemicals(a) — 0.0%
ASP Isotopes, Inc.	79,017	241,792
Intrepid Potash, Inc.	21,797	510,704
		752,496
Chemicals: Diversified — 0.7%
AdvanSix, Inc.	50,944	1,167,637
American Vanguard Corp.	48,673	418,588
Codexis, Inc.(a)	133,793	414,758
Core Molding Technologies, Inc.(a)(b)	13,518	215,477
CSW Industrials, Inc.	30,850	8,184,814
Innospec, Inc.	49,707	6,143,288
Koppers Holdings, Inc.	40,769	1,508,045
Lifecore Biomedical, Inc.(a)	42,480	217,923
LSB Industries, Inc.(a)	107,577	879,980
Northern Technologies International Corp.	15,691	259,843
Orion SA	114,798	2,518,668
PureCycle Technologies, Inc.(a)(b)	245,803	1,455,154
Quaker Chemical Corp.	27,889	4,732,763
Rayonier Advanced Materials, Inc.(a)	124,380	676,627
Stepan Co.	42,591	3,575,940
Trinseo PLC	5,798	13,393
		32,382,898
Chemicals: Specialty — 1.6%
Arcadium Lithium PLC(a)	2,160,777	7,260,211
Arq, Inc.(a)	49,283	299,148
Avient Corp.	180,101	7,861,409
Balchem Corp.	64,460	9,923,617
Cabot Corp.	108,090	9,932,390
Ecovyst, Inc.(a)	232,031	2,081,318
FutureFuel Corp.	49,446	253,658
Hawkins, Inc.	38,562	3,509,142
HB Fuller Co.	109,191	8,403,339
Ingevity Corp.(a)	72,619	3,174,177
Mativ Holdings, Inc.	107,633	1,825,456
Minerals Technologies, Inc.	64,045	5,325,982
Oil-Dri Corp. of America	9,462	606,420
Origin Materials, Inc., Class A(a)	20,888	18,826
Perimeter Solutions SA(a)	288,109	2,255,893
Rogers Corp.(a)	37,453	4,517,206
Sensient Technologies Corp.	84,016	6,233,147
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals: Specialty (continued)
Tronox Holdings PLC	236,861	$ 3,716,349
Valhi, Inc.	3,801	67,772
		77,265,460
Coal — 0.7%
Alpha Metallurgical Resources, Inc.	22,081	6,194,383
Arch Resources, Inc., Class A	35,045	5,334,900
CONSOL Energy, Inc.	58,021	5,919,883
Hallador Energy Co.(a)	46,121	358,360
NACCO Industries, Inc., Class A	7,348	203,319
Peabody Energy Corp.	255,229	5,645,666
Ramaco Resources, Inc., Class A	52,898	658,580
Ramaco Resources, Inc., Class B	7,704	83,665
SunCoke Energy, Inc.	167,054	1,637,129
Warrior Met Coal, Inc.	103,379	6,489,100
		32,524,985
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	28,772	864,023
Commercial Finance & Mortgage Companies — 0.3%
Federal Agricultural Mortgage Corp., Class C	18,233	3,296,891
Medallion Financial Corp.	37,340	286,771
PennyMac Financial Services, Inc., Class A	53,311	5,043,221
RE/MAX Holdings, Inc., Class A	38,641	312,992
Velocity Financial, Inc.(a)	16,871	302,497
Walker & Dunlop, Inc.	64,082	6,292,852
		15,535,224
Commercial Services & Supplies — 0.3%
ACV Auctions, Inc., Class A(a)	295,050	5,384,662
Aris Water Solution, Inc., Class A	55,725	873,211
Aurora Innovation, Inc., Class A(a)(b)	1,676,615	4,644,224
Information Services Group, Inc.	62,665	184,235
LanzaTech Global, Inc.(a)(b)	222,897	412,359
Li-Cycle Holdings Corp.(a)	3,068	20,034
Moneylion, Inc., Class A(a)	16,945	1,246,135
National Research Corp., Class A	30,556	701,260
Perma-Fix Environmental Services, Inc.(a)	25,082	254,081
Quest Resource Holding Corp.(a)	34,389	302,623
Spire Global, Inc., Class A(a)	44,471	482,066
Virco Mfg. Corp.	20,824	290,287
		14,795,177
Commercial Services: Rental & Leasing — 1.2%
DNOW, Inc.(a)	215,076	2,952,993
FTAI Aviation Ltd.	198,645	20,506,123
GATX Corp.	71,168	9,419,797
GMS, Inc.(a)	79,819	6,434,210
Greenbrier Cos., Inc.	61,179	3,031,419
H&E Equipment Services, Inc.	64,329	2,841,412
Herc Holdings, Inc.	56,121	7,480,368
McGrath RentCorp	48,661	5,184,830
Rush Enterprises, Inc., Class B	17,400	682,776
Willis Lease Finance Corp.	6,128	424,670
		58,958,598
Commercial Vehicles & Parts — 0.5%
Blue Bird Corp.(a)	64,100	3,451,785
Commercial Vehicle Group, Inc.(a)	59,424	291,177
Hyliion Holdings Corp., Class A(a)(b)	294,759	477,509
Microvast Holdings, Inc.(a)(b)	43,865	20,007
Miller Industries, Inc.	22,131	1,217,648
Modine Manufacturing Co.(a)(b)	102,998	10,319,370
REV Group, Inc.	102,392	2,548,537
Security	Shares	Value
Commercial Vehicles & Parts (continued)
Rush Enterprises, Inc., Class A	121,312	$ 5,079,333
Shyft Group, Inc.	65,457	776,320
Wabash National Corp.	87,877	1,919,234
		26,100,920
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(a)	407,621	501,374
Communications Technology — 0.7%
908 Devices, Inc.(a)(b)	49,797	256,455
ADTRAN Holdings, Inc.	158,109	831,653
Anterix, Inc.(a)(b)	24,361	964,452
Bandwidth, Inc., Class A(a)	49,267	831,627
Bel Fuse, Inc., Class B	20,613	1,344,792
Calix, Inc.(a)(b)	117,215	4,152,927
Digi International, Inc.(a)(b)	71,222	1,633,120
DZS, Inc.(a)	3,431	4,014
EchoStar Corp., Class A(a)(b)	242,733	4,323,075
Extreme Networks, Inc.(a)	250,488	3,369,064
Harmonic, Inc.(a)	220,248	2,592,319
Infinera Corp.(a)(b)	397,247	2,419,234
InterDigital, Inc.	50,438	5,879,053
NETGEAR, Inc.(a)	55,606	850,772
Powerfleet, Inc.(a)	180,431	824,570
Ribbon Communications, Inc.(a)	172,537	567,647
Terran Orbital Corp., Class A(a)(b)	307,423	252,087
Viasat, Inc.(a)	241,932	3,072,536
		34,169,397
Computer Services Software & Systems — 5.5%
A10 Networks, Inc.	141,349	1,957,684
ACI Worldwide, Inc.(a)	210,297	8,325,658
Adeia, Inc.	216,946	2,426,541
Alarm.com Holdings, Inc.(a)	96,210	6,113,183
Altair Engineering, Inc., Class A(a)(b)	113,988	11,179,943
American Software, Inc., Class A	61,814	564,362
Appian Corp., Class A(a)(b)	80,310	2,478,367
Asure Software, Inc.(a)	48,547	407,795
BigCommerce Holdings, Inc., Series 1(a)(b)	140,594	1,133,188
Blackbaud, Inc.(a)	82,653	6,295,679
Blackline, Inc.(a)	115,081	5,575,674
Box, Inc., Class A(a)(b)	280,811	7,424,643
Bumble, Inc., Class A(a)	193,330	2,031,898
Cantaloupe, Inc.(a)	118,403	781,460
Cargurus, Inc., Class A(a)	180,953	4,740,969
Cleanspark, Inc.(a)(b)	441,869	7,047,811
CommVault Systems, Inc.(a)	87,032	10,580,480
CSG Systems International, Inc.	59,020	2,429,853
Diebold Nixdorf, Inc.(a)	50,398	1,939,315
Digimarc Corp.(a)(b)	30,248	937,990
Digital Turbine, Inc.(a)	189,210	314,089
DigitalOcean Holdings, Inc.(a)	130,869	4,547,698
Domo, Inc., Class B(a)	69,023	532,858
E2open Parent Holdings, Inc., Class A(a)	340,383	1,528,320
Envestnet, Inc.(a)	80,710	5,051,639
ePlus, Inc.(a)(b)	52,468	3,865,842
Eventbrite, Inc., Class A(a)	165,175	799,447
Everbridge, Inc.(a)	83,084	2,907,109
EverQuote, Inc., Class A(a)	50,054	1,044,126
Everspin Technologies, Inc.(a)	38,802	232,424
Evolent Health, Inc., Class A(a)	230,183	4,401,099
fuboTV, Inc.(a)(b)	585,479	725,994
Getty Images Holdings, Inc.(a)	200,040	652,130
Grid Dynamics Holdings, Inc., Class A(a)(b)	113,894	1,197,026

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Computer Services Software & Systems (continued)
Grindr, Inc.(a)	48,952	$ 599,172
Groupon, Inc.(a)	45,675	698,828
LiveRamp Holdings, Inc.(a)	129,935	4,020,189
Magnite, Inc.(a)(b)	256,375	3,407,224
Marathon Digital Holdings, Inc.(a)(b)	545,187	10,821,962
Mitek Systems, Inc.(a)	92,272	1,031,601
NCR Atleos Corp.(a)	143,870	3,887,367
NCR Voyix Corp.(a)	290,107	3,582,821
NetScout Systems, Inc.(a)	137,951	2,523,124
Nextdoor Holdings, Inc.(a)	347,787	966,848
OneSpan, Inc.(a)	75,492	967,807
PagerDuty, Inc.(a)(b)	177,963	4,080,692
PAR Technology Corp.(a)(b)	67,216	3,165,201
Perficient, Inc.(a)	69,203	5,175,692
Progress Software Corp.	85,619	4,645,687
PROS Holdings, Inc.(a)(b)	91,181	2,612,336
Q2 Holdings, Inc.(a)	117,330	7,078,519
Qualys, Inc.(a)	74,031	10,556,821
Rackspace Technology, Inc.(a)	132,539	394,966
Rapid7, Inc.(a)	123,430	5,335,879
Red Violet, Inc.(a)	21,763	552,780
Rimini Street, Inc.(a)(b)	98,633	302,803
Riot Platforms, Inc.(a)(b)	541,183	4,946,413
Sapiens International Corp. NV	61,374	2,082,420
Schrodinger, Inc./United States(a)(b)	110,870	2,144,226
Shutterstock, Inc.	49,802	1,927,337
Simulations Plus, Inc.	31,663	1,539,455
SoundThinking, Inc.(a)	20,096	244,769
SPS Commerce, Inc.(a)	74,198	13,961,096
System1, Inc., Class A(a)	71,276	108,340
TechTarget, Inc.(a)	51,521	1,605,910
Telos Corp.(a)	112,193	451,016
Tenable Holdings, Inc.(a)(b)	235,121	10,246,573
Tucows, Inc., Class A(a)	20,094	388,216
Unisys Corp.(a)	128,016	528,706
Upwork, Inc.(a)	248,374	2,670,020
Varonis Systems, Inc.(a)(b)	219,835	10,545,485
Verint Systems, Inc.(a)(b)	123,146	3,965,301
Verra Mobility Corp., Class A(a)(b)	332,010	9,030,672
WNS Holdings Ltd.(a)	92,429	4,852,522
Workiva, Inc., Class A(a)	100,705	7,350,458
Yelp, Inc.(a)	130,772	4,832,025
Yext, Inc.(a)	209,530	1,120,986
Zuora, Inc., Class A(a)(b)	257,696	2,558,921
		275,681,480
Computer Technology — 0.6%
3D Systems Corp.(a)	258,940	794,946
Corsair Gaming, Inc.(a)	89,115	983,830
Immersion Corp.	57,785	543,757
Impinj, Inc.(a)	45,077	7,066,721
Insight Enterprises, Inc.(a)	55,626	11,033,973
PC Connection, Inc.	23,091	1,482,442
Synaptics, Inc.(a)(b)	77,721	6,854,992
		28,760,661
Construction — 1.2%
Arcosa, Inc.	96,764	8,071,085
Bowman Consulting Group Ltd.(a)	26,594	845,423
Centuri Holdings, Inc.(a)	27,273	531,278
Construction Partners, Inc., Class A(a)(b)	85,606	4,726,307
Dycom Industries, Inc.(a)	56,637	9,558,060
Frontdoor, Inc.(a)	156,521	5,288,845
Security	Shares	Value
Construction (continued)
Granite Construction, Inc.	87,809	$ 5,441,524
Great Lakes Dredge & Dock Corp.(a)	131,505	1,154,614
Knife River Corp.(a)	113,286	7,945,880
NV5 Global, Inc.(a)	28,472	2,647,042
Orion Group Holdings, Inc.(a)	61,118	581,232
Primoris Services Corp.	106,578	5,317,176
Smith-Midland Corp.(a)	8,961	248,130
Southland Holdings, Inc.(a)	20,079	91,962
Sterling Infrastructure, Inc.(a)(b)	60,301	7,136,020
Tutor Perini Corp.(a)(b)	86,293	1,879,462
		61,464,040
Consumer Electronics(a) — 0.1%
Sonos, Inc.	245,743	3,627,167
VOXX International Corp., Class A(b)	2,068	6,535
		3,633,702
Consumer Finance — 0.1%
Consumer Portfolio Services, Inc.(a)	18,910	185,318
NerdWallet, Inc., Class A(a)	77,161	1,126,550
OppFi, Inc., Class A	36,108	122,406
Upstart Holdings, Inc.(a)(b)	153,586	3,623,094
		5,057,368
Consumer Lending — 0.4%
Encore Capital Group, Inc.(a)	46,720	1,949,626
Enova International, Inc.(a)	51,471	3,204,070
LendingTree, Inc.(a)	19,935	829,097
Marcus & Millichap, Inc.	47,276	1,490,139
Navient Corp.	158,653	2,309,988
Nelnet, Inc., Class A	28,871	2,911,929
PRA Group, Inc.(a)	77,276	1,519,246
PROG Holdings, Inc.	84,012	2,913,536
Regional Management Corp.	15,561	447,223
World Acceptance Corp.(a)	7,598	938,961
		18,513,815
Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	131,310	2,586,807
Chuy’s Holdings, Inc.(a)	34,381	891,156
FirstCash Holdings, Inc.	78,031	8,183,891
OPENLANE, Inc.(a)	214,112	3,552,118
		15,213,972
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	288,120	979,608
Greif, Inc., Class A	49,707	2,856,661
Greif, Inc., Class B	10,209	637,961
Myers Industries, Inc.	73,227	979,777
O-I Glass, Inc.(a)	308,878	3,437,812
Pactiv Evergreen, Inc.	80,706	913,592
Ranpak Holdings Corp.(a)	82,373	529,658
UFP Technologies, Inc.(a)(b)	14,481	3,821,102
		14,156,171
Cosmetics — 0.1%
Inter Parfums, Inc.	36,342	4,216,762
Diversified Consumer Services — 0.0%
Nerdy, Inc., Class A(a)	150,981	252,138
Diversified Financial Services — 0.6%
Cannae Holdings, Inc.	125,780	2,281,649
Compass Diversified Holdings	132,876	2,908,656
European Wax Center, Inc., Class A(a)	64,590	641,379
Jackson Financial, Inc., Class A	131,444	9,761,032
MBIA, Inc.	91,949	504,800
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Financial Services (continued)
Moelis & Co., Class A	113,721	$ 6,466,176
Piper Sandler Cos.	34,619	7,968,255
SWK Holdings Corp.(a)	8,260	140,337
Tiptree, Inc.	50,219	828,111
		31,500,395
Diversified Manufacturing Operations — 0.7%
Barnes Group, Inc.	92,706	3,838,955
Custom Truck One Source, Inc.(a)(b)	110,160	479,196
Enerpac Tool Group Corp., Class A	108,426	4,139,705
Enviri Corp.(a)	158,031	1,363,807
Federal Signal Corp.	119,913	10,033,121
Luxfer Holdings PLC	54,284	629,152
OSI Systems, Inc.(a)	32,275	4,438,458
PowerSchool Holdings, Inc., Class A(a)	118,735	2,658,477
Standex International Corp.	23,196	3,738,035
TriMas Corp.	81,045	2,071,510
		33,390,416
Diversified Materials & Processing — 0.4%
Belden, Inc.	80,835	7,582,323
Encore Wire Corp.	28,493	8,258,126
Insteel Industries, Inc.	37,316	1,155,303
NL Industries, Inc.	14,377	86,693
Tredegar Corp.	49,049	234,945
Uranium Energy Corp.(a)(b)	784,281	4,713,529
		22,030,919
Diversified Media — 0.0%
EW Scripps Co., Class A(a)	118,440	371,902
Diversified Retail — 0.2%
Beyond, Inc.(a)(b)	90,978	1,189,992
Global Industrial Co.	27,148	851,361
PriceSmart, Inc.	50,001	4,060,081
Revolve Group, Inc.(a)(b)	74,184	1,180,267
Savers Value Village, Inc.(a)(b)	48,708	596,186
Stitch Fix, Inc., Class A(a)	177,038	734,708
Winmark Corp.	5,820	2,052,307
		10,664,902
Diversified Telecommunication Services(a) — 0.1%
AST SpaceMobile, Inc., Class A(b)	235,206	2,730,742
Lumen Technologies, Inc.	2,018,246	2,220,070
		4,950,812
Drug & Grocery Store Chains — 0.4%
Ingles Markets, Inc., Class A	28,891	1,982,212
Sprouts Farmers Market, Inc.(a)	200,875	16,805,202
Village Super Market, Inc., Class A	17,400	459,534
Weis Markets, Inc.	32,817	2,059,923
		21,306,871
Education Services — 0.7%
Adtalem Global Education, Inc.(a)	77,894	5,313,150
American Public Education, Inc.(a)	31,309	550,412
Chegg, Inc.(a)	212,349	671,023
Coursera, Inc.(a)	274,318	1,964,117
Franklin Covey Co.(a)	21,944	833,872
Graham Holdings Co., Class B	6,621	4,631,720
HealthStream, Inc.	48,600	1,355,940
Laureate Education, Inc., Class A	267,457	3,995,808
Lincoln Educational Services Corp.(a)	52,061	617,443
Perdoceo Education Corp.	114,364	2,449,677
Strategic Education, Inc.	44,270	4,898,918
Security	Shares	Value
Education Services (continued)
Stride, Inc.(a)(b)	84,902	$ 5,985,591
Udemy, Inc.(a)	190,662	1,645,413
Universal Technical Institute, Inc.(a)	78,746	1,238,675
		36,151,759
Electrical Equipment — 0.3%
Amprius Technologies, Inc.(a)(b)	9,428	11,974
ChargePoint Holdings, Inc., Class A(a)	773,999	1,168,739
Dragonfly Energy Holdings Corp.(a)	4,533	3,834
Energy Vault Holdings, Inc.(a)(b)	177,059	168,135
Enovix Corp.(a)(b)	296,352	4,581,602
Fluence Energy, Inc., Class A(a)(b)	121,391	2,104,920
Freyr Battery, Inc.(a)	223,536	380,011
LSI Industries, Inc.	55,791	807,296
Net Power, Inc., Class A(a)	42,168	414,511
NuScale Power Corp., Class A(a)(b)	154,735	1,808,852
SES AI Corp.(a)	267,713	334,641
Shoals Technologies Group, Inc., Class A(a)(b)	342,029	2,134,261
SKYX Platforms Corp.(a)	27,330	25,964
SolarMax Technology, Inc.(a)	11,106	36,539
		13,981,279
Electronic Components — 0.6%
Aeva Technologies, Inc.(a)	49,071	123,659
American Superconductor Corp.(a)	68,068	1,592,111
Array Technologies, Inc.(a)(b)	304,508	3,124,252
Methode Electronics, Inc.	65,139	674,189
MicroVision, Inc.(a)(b)	411,395	436,079
Novanta, Inc.(a)	71,538	11,668,563
NVE Corp.	9,712	725,389
Sanmina Corp.(a)	109,320	7,242,450
ScanSource, Inc.(a)	49,860	2,209,297
Stem, Inc.(a)(b)	275,886	306,233
TTM Technologies, Inc.(a)	201,312	3,911,492
		32,013,714
Electronic Entertainment(a) — 0.0%
PlayAGS, Inc.	78,341	900,922
Turtle Beach Corp.	34,172	490,026
		1,390,948
Electronic Equipment, Instruments & Components — 0.2%
Bel Fuse, Inc., Class A, Class A	3,477	281,324
Climb Global Solutions, Inc.	8,175	513,472
Daktronics, Inc.(a)	74,188	1,034,923
Evolv Technologies Holdings, Inc., Class A(a)(b)	260,512	664,306
Iteris, Inc.(a)	85,777	371,414
Lightwave Logic, Inc.(a)(b)	239,411	715,839
Mirion Technologies, Inc., Class A(a)	398,481	4,279,686
Ouster, Inc., Class A(a)	86,275	848,083
Richardson Electronics Ltd.	23,313	277,191
Xperi, Inc.(a)	89,675	736,232
		9,722,470
Electronics(a) — 0.5%
Agilysys, Inc.	44,099	4,592,470
Integer Holdings Corp.	66,485	7,698,298
NEXTracker, Inc., Class A	232,494	10,899,318
nLight, Inc.(b)	91,704	1,002,325
		24,192,411
Energy Equipment(a) — 0.4%
Bloom Energy Corp., Class A(b)	396,615	4,854,568
Diamond Offshore Drilling, Inc.	203,994	3,159,867
Expro Group Holdings NV	188,838	4,328,167

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment (continued)
FuelCell Energy, Inc.(b)	922,145	$ 589,066
SunPower Corp.(b)	172,560	510,778
Sunrun, Inc.	435,856	5,169,252
TPI Composites, Inc.(b)	92,868	370,543
		18,982,241
Energy Equipment & Services — 0.6%
Atlas Energy Solutions, Inc.	135,459	2,699,698
Borr Drilling Ltd.(b)	472,683	3,048,805
Core Laboratories, Inc.	93,625	1,899,651
Drilling Tools International Corp.(a)	18,747	105,358
Forum Energy Technologies, Inc.(a)	23,381	394,204
Geospace Technologies Corp.(a)	25,046	224,913
Kodiak Gas Services, Inc.	40,189	1,095,552
Mammoth Energy Services, Inc.(a)(b)	45,251	148,423
Ranger Energy Services, Inc., Class A	33,167	348,917
SEACOR Marine Holdings, Inc.(a)	46,375	625,599
Seadrill Ltd.(a)	148,369	7,641,004
Valaris Ltd.(a)(b)	125,157	9,324,196
Verde Clean Fuels, Inc., Class A(a)	6,336	26,231
		27,582,551
Engineering & Contracting Services — 0.8%
Argan, Inc.	24,322	1,779,397
Exponent, Inc.	100,788	9,586,955
Fluor Corp.(a)	340,469	14,827,425
IES Holdings, Inc.(a)(b)	16,607	2,313,853
Limbach Holdings, Inc.(a)	20,373	1,159,835
Mistras Group, Inc.(a)	39,042	323,658
MYR Group, Inc.(a)	33,135	4,496,751
VSE Corp.	27,230	2,403,864
Willdan Group, Inc.(a)	24,195	698,026
		37,589,764
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)	513,446	2,556,961
Atlanta Braves Holdings, Inc., Class A(a)(b)	20,474	846,190
Atlanta Braves Holdings, Inc., Class C(a)	100,025	3,944,986
Cinemark Holdings, Inc.(a)(b)	220,069	4,757,892
Golden Entertainment, Inc.	40,256	1,252,364
Golden Matrix Group, Inc.(a)	39,654	97,945
IMAX Corp.(a)(b)	83,778	1,404,957
Lions Gate Entertainment Corp., Class A(a)	118,774	1,118,851
Lions Gate Entertainment Corp., Class B(a)	242,671	2,079,691
Loop Media, Inc.(a)	13,296	1,343
Madison Square Garden Entertainment Corp.(a)(b)	77,995	2,669,769
Playstudios, Inc., Class A(a)	158,927	328,979
Reservoir Media, Inc.(a)	38,285	302,452
		21,362,380
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	126,073	6,375,512
BrightView Holdings, Inc.(a)	88,109	1,171,850
Brink’s Co.	89,599	9,174,937
Healthcare Services Group, Inc.(a)	146,745	1,552,562
IBEX Holdings Ltd.(a)	16,667	269,672
Montrose Environmental Group, Inc.(a)(b)	63,393	2,824,792
UniFirst Corp.	30,023	5,149,845
		26,519,170
Financial Data & Systems — 0.3%
Atlanticus Holdings Corp.(a)	10,992	309,755
Cass Information Systems, Inc.	27,001	1,081,930
Donnelley Financial Solutions, Inc.(a)	52,196	3,111,925
Security	Shares	Value
Financial Data & Systems (continued)
EVERTEC, Inc.	128,588	$ 4,275,551
Green Dot Corp., Class A(a)	71,709	677,650
I3 Verticals, Inc., Class A(a)	45,087	995,521
International Money Express, Inc.(a)	63,220	1,317,505
LendingClub Corp.(a)	217,862	1,843,113
Priority Technology Holdings, Inc.(a)	38,387	202,683
Repay Holdings Corp., Class A(a)	180,441	1,905,457
Value Line, Inc.(b)	1,578	67,964
		15,789,054
Financial Services — 0.4%
Acacia Research Corp.(a)	74,872	375,109
Burford Capital Ltd.	399,530	5,213,866
Enact Holdings, Inc.	58,413	1,790,943
Ispire Technology, Inc.(a)(b)	38,252	306,016
Karat Packaging, Inc.	12,882	381,049
NewtekOne, Inc.	46,878	589,256
Ocwen Financial Corp.(a)	12,172	291,885
Pagseguro Digital Ltd., Class A(a)	378,109	4,420,094
Paysign, Inc.(a)	60,862	262,315
Turning Point Brands, Inc.	34,174	1,096,644
Universal Corp.	47,930	2,309,747
Vector Group Ltd.	292,835	3,095,266
		20,132,190
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	17,991	381,409
Food Products — 0.1%
Beyond Meat, Inc.(a)(b)	119,118	799,282
Forafric Global PLC(a)(b)	9,653	102,998
Hain Celestial Group, Inc.(a)	178,843	1,235,805
Lifeway Foods, Inc.(a)	8,973	114,585
Mama’s Creations, Inc.(a)	65,618	442,265
SunOpta, Inc.(a)(b)	183,521	991,014
Westrock Coffee Co.(a)(b)	67,558	691,118
WK Kellogg Co.	130,816	2,153,231
		6,530,298
Foods — 0.8%
B&G Foods, Inc.	154,993	1,252,344
Chefs’ Warehouse, Inc.(a)	69,783	2,729,213
HF Foods Group, Inc.(a)	80,529	241,587
J & J Snack Foods Corp.	30,421	4,939,458
John B Sanfilippo & Son, Inc.	17,879	1,737,302
Lancaster Colony Corp.	39,013	7,372,287
Medifast, Inc.	20,017	436,771
Mission Produce, Inc.(a)(b)	91,158	900,641
Seneca Foods Corp., Class A(a)(b)	9,375	538,125
Simply Good Foods Co.(a)	182,002	6,575,732
SpartanNash Co.	68,406	1,283,297
TreeHouse Foods, Inc.(a)	97,655	3,578,079
United Natural Foods, Inc.(a)	117,161	1,534,809
Utz Brands, Inc., Class A	136,916	2,278,282
Vita Coco Co., Inc.(a)	78,268	2,179,764
Whole Earth Brands, Inc., Class A(a)	64,820	315,025
		37,892,716
Forest Products — 0.5%
Boise Cascade Co.	78,967	9,414,446
UFP Industries, Inc.	120,668	13,514,816
		22,929,262
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	88,240	$ 1,981,870
Ennis, Inc.	50,704	1,109,911
Quad/Graphics, Inc., Class A	63,241	344,663
		3,436,444
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	30,164	2,244,202
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	26,050	699,182
Hillenbrand, Inc.	140,031	5,604,041
Matthews International Corp., Class A	59,248	1,484,162
		7,787,385
Gas Pipeline — 0.3%
Equitrans Midstream Corp.	866,541	11,247,702
Kinetik Holdings, Inc., Class A	76,285	3,161,250
NextDecade Corp.(a)	230,539	1,830,480
		16,239,432
Glass — 0.1%
Apogee Enterprises, Inc.	43,601	2,739,669
Gold — 0.1%
Caledonia Mining Corp. PLC	33,279	323,472
Coeur Mining, Inc.(a)	787,790	4,427,380
Novagold Resources, Inc.(a)	486,316	1,682,653
		6,433,505
Health Care Equipment & Services — 0.1%
Embecta Corp.	115,587	1,444,838
Figs, Inc., Class A(a)	259,076	1,380,875
		2,825,713
Health Care Equipment & Supplies — 0.4%
Adaptive Biotechnologies Corp.(a)(b)	230,936	835,988
Fractyl Health, Inc.(a)	14,964	63,896
ICU Medical, Inc.(a)	42,750	5,076,563
Inogen, Inc.(a)	46,655	379,305
Integra LifeSciences Holdings Corp.(a)	136,655	3,982,127
Nano-X Imaging Ltd.(a)(b)	108,136	793,718
OmniAb, Inc.(a)(b)	174,959	656,096
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	9,003	—
Paragon 28, Inc.(a)	93,957	642,666
PROCEPT BioRobotics Corp.(a)(b)	84,453	5,159,234
Strawberry Fields REIT, Inc.	11,624	132,630
Zimvie, Inc.(a)	53,873	983,182
		18,705,405
Health Care Facilities — 0.8%
Astrana Health, Inc.(a)	85,927	3,485,199
Brookdale Senior Living, Inc.(a)	381,651	2,606,676
CVRx, Inc.(a)	26,493	317,651
Ensign Group, Inc.	110,671	13,688,896
Joint Corp.(a)	26,101	366,980
LifeStance Health Group, Inc.(a)(b)	237,912	1,168,148
National HealthCare Corp.	24,903	2,699,485
Pliant Therapeutics, Inc.(a)(b)	113,614	1,221,351
RxSight, Inc.(a)	67,832	4,081,452
Select Medical Holdings Corp.	213,105	7,471,461
Sight Sciences, Inc.(a)	70,045	467,200
U.S. Physical Therapy, Inc.	29,831	2,756,981
		40,331,480
Security	Shares	Value
Health Care Management Services(a) — 0.4%
Enhabit, Inc.(b)	99,569	$ 888,156
Hims & Hers Health, Inc., Class A	378,395	7,639,795
Option Care Health, Inc.	347,694	9,631,124
Quipt Home Medical Corp.	73,634	237,101
		18,396,176
Health Care Providers & Services(a) — 0.2%
agilon health, Inc.	615,107	4,022,800
DocGo, Inc.(b)	202,776	626,578
GeneDx Holdings Corp., Class A	23,577	616,303
PACS Group, Inc.	49,609	1,463,465
Sonida Senior Living, Inc.	6,812	187,330
Talkspace, Inc.	245,119	563,774
		7,480,250
Health Care Services — 1.3%
Accolade, Inc.(a)	147,653	528,598
Addus HomeCare Corp.(a)	31,430	3,649,337
AirSculpt Technologies, Inc.(a)(b)	19,556	78,224
Alignment Healthcare, Inc.(a)	199,569	1,560,630
AMN Healthcare Services, Inc.(a)(b)	75,569	3,871,394
Aveanna Healthcare Holdings, Inc.(a)	99,315	274,109
BrightSpring Health Services, Inc.(a)	107,369	1,219,712
CorVel Corp.(a)	17,682	4,496,002
Cross Country Healthcare, Inc.(a)	66,362	918,450
Definitive Healthcare Corp., Class A(a)	106,318	580,496
Health Catalyst, Inc.(a)	116,487	744,352
HealthEquity, Inc.(a)	168,809	14,551,336
Inari Medical, Inc.(a)	105,519	5,080,740
LifeMD, Inc.(a)	69,167	474,486
ModivCare, Inc.(a)(b)	24,724	648,758
NeoGenomics, Inc.(a)	254,239	3,526,295
Omnicell, Inc.(a)	90,990	2,463,099
OptimizeRx Corp.(a)	35,027	350,270
Pediatrix Medical Group, Inc.(a)	168,209	1,269,978
Pennant Group, Inc.(a)	57,605	1,335,860
Performant Financial Corp.(a)	127,724	370,400
Phibro Animal Health Corp., Class A	41,040	688,241
Phreesia, Inc.(a)(b)	101,068	2,142,642
Privia Health Group, Inc.(a)(b)	212,488	3,693,041
Progyny, Inc.(a)	168,374	4,817,180
Surgery Partners, Inc.(a)(b)	153,131	3,642,986
Teladoc Health, Inc.(a)	339,422	3,319,547
Viemed Healthcare, Inc.(a)	64,686	423,693
		66,719,856
Health Care: Miscellaneous — 0.0%
Absci Corp.(a)	159,235	490,444
Home Building — 1.5%
Beazer Homes USA, Inc.(a)	59,095	1,623,930
Century Communities, Inc.	56,530	4,616,240
Dream Finders Homes, Inc., Class A(a)	55,765	1,439,852
Forestar Group, Inc.(a)	37,928	1,213,317
Green Brick Partners, Inc.(a)	62,707	3,589,349
Hovnanian Enterprises, Inc., Class A(a)	9,917	1,407,421
Installed Building Products, Inc.	47,785	9,828,419
KB Home	134,211	9,418,928
Landsea Homes Corp.(a)	36,898	339,093
Legacy Housing Corp.(a)	22,551	517,320
LGI Homes, Inc.(a)(b)	41,641	3,726,453
M/I Homes, Inc.(a)	53,784	6,569,178
Meritage Homes Corp.	71,631	11,593,477
Taylor Morrison Home Corp., Class A(a)	207,011	11,476,690

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Home Building (continued)
Tile Shop Holdings, Inc.(a)	56,497	$ 391,524
Tri Pointe Homes, Inc.(a)	186,360	6,941,910
United Homes Group, Inc., Class A(a)	12,199	69,412
		74,762,513
Hotel/Motel — 0.2%
Bally’s Corp.(a)	56,062	671,062
First Watch Restaurant Group, Inc.(a)	60,512	1,062,591
Krispy Kreme, Inc.	166,939	1,796,264
Marcus Corp.	48,834	555,243
Red Rock Resorts, Inc., Class A	98,082	5,387,644
Xponential Fitness, Inc., Class A(a)	47,757	745,009
		10,217,813
Hotels, Restaurants & Leisure(a) — 0.2%
Despegar.com Corp.	122,603	1,622,038
Empire Resorts, Inc.(c)	5,132	—
Global Business Travel Group I, Class A(b)	250,236	1,651,558
Mondee Holdings, Inc., Class A(b)	87,266	209,438
Sabre Corp.	750,018	2,002,548
Six Flags Entertainment Corp.	145,754	4,830,287
Super Group SGHC Ltd.	298,778	965,053
Vacasa, Inc., Class A, Class A	18,692	91,030
		11,371,952
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	17,003	292,282
iRobot Corp.(a)(b)	54,395	495,538
Traeger, Inc.(a)	78,653	188,767
		976,587
Household Durables(a) — 0.1%
Cricut, Inc., Class A	93,955	562,791
Vizio Holding Corp., Class A(b)	177,184	1,913,587
Waldencast PLC, Class A(b)	56,516	202,892
		2,679,270
Household Equipment & Products — 0.5%
Central Garden & Pet Co.(a)	19,234	740,509
Central Garden & Pet Co., Class A(a)	104,031	3,436,144
Energizer Holdings, Inc.	143,371	4,235,179
Helen of Troy Ltd.(a)(b)	47,416	4,397,360
LiveOne, Inc.(a)	135,674	213,008
Novocure Ltd.(a)	212,340	3,637,384
Zurn Elkay Water Solutions Corp.	290,196	8,531,763
		25,191,347
Household Furnishings — 0.2%
American Woodmark Corp.(a)	31,597	2,483,524
Ethan Allen Interiors, Inc.	45,554	1,270,501
Flexsteel Industries, Inc.	9,198	285,690
Hooker Furnishings Corp.	19,177	277,683
La-Z-Boy, Inc.	85,532	3,188,633
Lifetime Brands, Inc.	24,800	213,032
Lovesac Co.(a)	28,075	633,934
Purple Innovation, Inc.(a)(b)	91,301	94,953
Sleep Number Corp.(a)	41,158	393,882
		8,841,832
Independent Power Producers & Energy Traders(a) — 0.0%
Altus Power, Inc., Class A(b)	151,317	593,163
Montauk Renewables, Inc.	128,305	731,338
		1,324,501
Security	Shares	Value
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	51,757	$ 1,056,878
Insurance — 0.4%
F&G Annuities & Life, Inc.	31,514	1,199,108
Fidelis Insurance Holdings Ltd.	96,117	1,567,668
GoHealth, Inc., Class A(a)	6,637	64,512
Hamilton Insurance Group Ltd., Class B(a)	32,854	547,019
Kingsway Financial Services, Inc.(a)(b)	26,560	218,854
Lemonade, Inc.(a)(b)	102,807	1,696,315
Marqeta, Inc., Class A(a)	929,610	5,094,263
Mercury General Corp.	53,392	2,837,251
Oscar Health, Inc., Class A(a)	387,684	6,133,161
Skyward Specialty Insurance Group, Inc.(a)	74,061	2,679,527
		22,037,678
Insurance: Life — 0.2%
CNO Financial Group, Inc.	214,210	5,937,901
National Western Life Group, Inc., Class A	4,520	2,246,169
Selectquote, Inc.(a)	272,389	751,793
Trupanion, Inc.(a)	65,712	1,931,933
		10,867,796
Insurance: Multi-Line — 0.5%
BRP Group, Inc., Class A(a)(b)	131,310	4,657,566
Crawford & Co., Class A	27,631	238,732
Goosehead Insurance, Inc., Class A(a)(b)	46,730	2,684,171
Horace Mann Educators Corp.	68,966	2,249,671
James River Group Holdings Ltd.	71,214	550,484
Maiden Holdings Ltd.(a)	178,052	366,787
Mr. Cooper Group, Inc.(a)	127,265	10,337,736
SiriusPoint Ltd.(a)	196,631	2,398,898
		23,484,045
Insurance: Property-Casualty — 1.4%
American Coastal Insurance Corp.(a)	48,187	508,373
AMERISAFE, Inc.	37,981	1,666,986
Donegal Group, Inc., Class A	30,640	394,643
Employers Holdings, Inc.	41,660	1,775,966
Enstar Group Ltd.(a)	25,255	7,720,454
Essent Group Ltd.	208,084	11,692,240
Genworth Financial, Inc., Class A(a)	699,538	4,225,210
Greenlight Capital Re Ltd., Class A(a)	55,060	721,286
HCI Group, Inc.	16,188	1,492,048
Heritage Insurance Holdings, Inc.(a)	45,580	322,706
Investors Title Co.	2,831	509,948
NI Holdings, Inc.(a)	16,971	259,656
NMI Holdings, Inc., Class A(a)	158,226	5,386,013
Palomar Holdings, Inc.(a)	48,808	3,960,769
ProAssurance Corp.(a)	95,824	1,170,969
Radian Group, Inc.	246,110	7,654,021
Safety Insurance Group, Inc.	25,198	1,890,606
Selective Insurance Group, Inc.	121,294	11,381,016
Stewart Information Services Corp.	46,249	2,871,138
United Fire Group, Inc.	42,540	914,185
Universal Insurance Holdings, Inc.	48,454	908,997
		67,427,230
Internet & Catalog Retail(a) — 0.0%
BARK, Inc.	266,213	481,846
RumbleON, Inc., Class B	32,012	131,249
ThredUp, Inc., Class A(b)	164,126	279,014
Vivid Seats, Inc., Class A	155,919	896,534
		1,788,643
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet Software & Services(a) — 0.2%
1stdibs.com, Inc.	50,712	$ 227,697
eGain Corp.	40,271	254,110
Flywire Corp.(b)	240,793	3,946,597
MediaAlpha, Inc., Class A	49,518	652,152
Remitly Global, Inc.	289,205	3,505,165
TrueCar, Inc.	168,364	526,979
Xometry, Inc., Class A	83,851	969,318
		10,082,018
IT Services — 0.5%
Backblaze, Inc., Class A(a)	79,581	490,219
BigBear.ai Holdings, Inc.(a)(b)	202,578	305,893
Bread Financial Holdings, Inc.	45,593	2,031,624
Core Scientific, Inc.(a)	355,616	3,307,229
Fastly, Inc., Class A(a)(b)	256,910	1,893,427
Payoneer Global, Inc.(a)	441,513	2,445,982
Paysafe Ltd.(a)	65,316	1,154,787
SolarWinds Corp.	108,512	1,307,569
Squarespace, Inc., Class A(a)	121,079	5,282,677
StoneCo Ltd., Class A(a)	570,775	6,843,592
Thoughtworks Holding, Inc.(a)	199,492	566,557
		25,629,556
Leisure Time — 0.8%
Acushnet Holdings Corp.	57,281	3,636,198
AMMO, Inc.(a)(b)	168,298	282,741
Clarus Corp.	45,706	307,601
Escalade, Inc.	17,369	239,519
Hilton Grand Vacations, Inc.(a)(b)	149,742	6,054,069
Johnson Outdoors, Inc., Class A	9,970	348,751
Latham Group, Inc.(a)	84,274	255,350
Life Time Group Holdings, Inc.(a)	117,350	2,209,701
Lindblad Expeditions Holdings, Inc.(a)	67,668	652,996
OneSpaWorld Holdings Ltd.(a)	200,328	3,079,041
Peloton Interactive, Inc., Class A(a)	674,323	2,279,212
Portillo’s, Inc., Class A(a)(b)	107,693	1,046,776
RCI Hospitality Holdings, Inc.	17,564	765,088
Smith & Wesson Brands, Inc.	90,821	1,302,373
Sphere Entertainment Co., Class A(a)	52,953	1,856,532
Sturm Ruger & Co., Inc.	33,805	1,407,978
Topgolf Callaway Brands Corp.(a)	282,814	4,327,054
United Parks & Resorts, Inc.(a)	71,077	3,860,192
Vista Outdoor, Inc.(a)	116,251	4,376,850
		38,288,022
Life Sciences Tools & Services(a) — 0.0%
Conduit Pharmaceuticals, Inc.	45,951	48,708
Maravai LifeSciences Holdings, Inc., Class A	220,224	1,576,804
WaVe Life Sciences Ltd.	154,385	770,381
		2,395,893
Luxury Items — 0.2%
Movado Group, Inc.	29,297	728,324
Signet Jewelers Ltd.	85,164	7,628,991
		8,357,315
Machinery(a) — 0.1%
Hillman Solutions Corp.	391,866	3,468,014
Taylor Devices, Inc.	4,747	213,520
Velo3D, Inc.	283	940
		3,682,474
Machinery: Agricultural — 0.4%
Alamo Group, Inc.	20,426	3,533,698
Integral Ad Science Holding Corp.(a)	144,087	1,400,526
Lindsay Corp.	21,895	2,690,457
Security	Shares	Value
Machinery: Agricultural (continued)
SPX Technologies, Inc.(a)	89,772	$ 12,760,192
Titan International, Inc.(a)	95,848	710,234
Titan Machinery, Inc.(a)	41,607	661,551
		21,756,658
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	45,466	1,348,521
Douglas Dynamics, Inc.	45,198	1,057,633
Manitowoc Co., Inc.(a)	69,771	804,460
Terex Corp.	132,870	7,286,591
		10,497,205
Machinery: Industrial — 1.2%
Applied Industrial Technologies, Inc.	76,690	14,877,860
Chart Industries, Inc.(a)(b)	84,175	12,149,819
Columbus McKinnon Corp./New York	56,657	1,956,933
DXP Enterprises, Inc.(a)	24,675	1,131,102
Enpro, Inc.	41,868	6,094,725
EVI Industries, Inc.	12,204	230,900
Gencor Industries, Inc.(a)	21,204	410,085
Graham Corp.(a)	20,440	575,590
Hyster-Yale Materials Handling, Inc., Class A	22,842	1,592,773
John Bean Technologies Corp.	63,355	6,016,824
Kadant, Inc.	23,375	6,867,107
Kennametal, Inc.	157,978	3,718,802
Mayville Engineering Co., Inc.(a)	25,364	422,564
Proto Labs, Inc.(a)	51,131	1,579,437
Tennant Co.	37,799	3,720,934
Twin Disc, Inc.	22,256	262,176
		61,607,631
Machinery: Specialty — 0.1%
Albany International Corp., Class A	62,233	5,255,577
Manufactured Housing(a) — 0.3%
Cavco Industries, Inc.	16,699	5,780,693
Skyline Champion Corp.	106,978	7,247,759
		13,028,452
Marine — 0.8%
Ardmore Shipping Corp.	82,669	1,862,532
Costamare, Inc.	87,413	1,436,196
DHT Holdings, Inc.	269,144	3,113,996
Dorian LPG Ltd.	69,052	2,897,422
Genco Shipping & Trading Ltd.	84,107	1,792,320
Golden Ocean Group Ltd.(a)	242,629	3,348,280
Himalaya Shipping Ltd.	57,729	528,798
International Seaways, Inc.	80,549	4,762,862
Nordic American Tankers Ltd.	406,441	1,617,635
Overseas Shipholding Group, Inc., Class A	109,969	932,537
Pangaea Logistics Solutions Ltd.	70,793	554,309
Safe Bulkers, Inc.	124,396	723,985
Scorpio Tankers, Inc.	93,410	7,593,299
SFL Corp. Ltd.	224,753	3,119,572
Teekay Corp.(a)(b)	117,575	1,054,648
Teekay Tankers Ltd., Class A	47,845	3,292,214
		38,630,605
Media — 0.1%
Gambling.com Group Ltd.(a)	34,654	284,856
Innovid Corp.(a)	212,403	392,945
Outbrain, Inc.(a)	81,199	404,371
PubMatic, Inc., Class A(a)	83,378	1,693,407
Sinclair, Inc., Class A	62,140	828,326
Townsquare Media, Inc., Class A	26,435	289,728
Urban One, Inc., Class A(a)	1,144	2,277

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Urban One, Inc., Class D(a)	1,720	$ 2,580
Vimeo, Inc.(a)	287,243	1,071,416
ZipRecruiter, Inc., Class A(a)	143,133	1,301,079
		6,270,985
Medical & Dental Instruments & Supplies — 1.5%
Akoya Biosciences, Inc.(a)(b)	40,656	95,135
Alphatec Holdings, Inc.(a)	204,690	2,139,010
AngioDynamics, Inc.(a)	70,684	427,638
Anika Therapeutics, Inc.(a)	29,199	739,611
Artivion, Inc.(a)(b)	79,148	2,030,146
AtriCure, Inc.(a)	94,386	2,149,169
Atrion Corp.	2,734	1,236,944
Avanos Medical, Inc.(a)	88,719	1,767,282
Axogen, Inc.(a)	84,548	612,127
BioLife Solutions, Inc.(a)	70,669	1,514,437
Cerus Corp.(a)(b)	340,372	599,055
Community Health Systems, Inc.(a)	242,311	814,165
CONMED Corp.	61,517	4,264,358
Cutera, Inc.(a)(b)	3,029	4,574
InfuSystem Holdings, Inc.(a)	37,932	259,076
Inmode Ltd.(a)	158,540	2,891,770
LeMaitre Vascular, Inc.	40,443	3,327,650
LivaNova PLC(a)	108,756	5,962,004
Merit Medical Systems, Inc.(a)	114,107	9,807,497
Neogen Corp.(a)(b)	435,036	6,799,613
Ocular Therapeutix, Inc.(a)(b)	310,261	2,122,185
OraSure Technologies, Inc.(a)	148,877	634,216
Orchestra BioMed Holdings, Inc.(a)(b)	46,325	377,549
Organogenesis Holdings, Inc., Class A(a)	147,640	413,392
Orthofix Medical, Inc.(a)	65,993	875,067
OrthoPediatrics Corp.(a)	32,642	938,784
Owens & Minor, Inc.(a)	150,399	2,030,386
Patterson Cos., Inc.	159,591	3,849,335
Pulmonx Corp.(a)	70,276	445,550
Sanara Medtech, Inc.(a)(b)	7,363	207,784
Semler Scientific, Inc.(a)	9,615	330,756
STAAR Surgical Co.(a)(b)	98,652	4,696,822
Surmodics, Inc.(a)	26,722	1,123,393
TransMedics Group, Inc.(a)(b)	63,999	9,639,529
Treace Medical Concepts, Inc.(a)	97,279	646,905
Utah Medical Products, Inc.	6,597	440,746
		76,213,660
Medical Equipment — 1.1%
Accuray, Inc.(a)(b)	172,305	313,595
AdaptHealth Corp.(a)(b)	202,979	2,029,790
CareDx, Inc.(a)(b)	97,026	1,506,814
Cytek Biosciences, Inc.(a)(b)	242,006	1,350,393
Glaukos Corp.(a)	97,573	11,547,765
Haemonetics Corp.(a)	100,069	8,278,708
iRadimed Corp.	16,051	705,281
iRhythm Technologies, Inc.(a)	62,334	6,709,632
Lantheus Holdings, Inc.(a)(b)	135,566	10,884,594
Nevro Corp.(a)	72,700	612,134
Quanterix Corp.(a)	71,641	946,378
SI-BONE, Inc.(a)(b)	81,159	1,049,386
Silk Road Medical, Inc.(a)	78,212	2,114,852
Standard BioTools, Inc.(a)	601,554	1,064,751
Stereotaxis, Inc.(a)	109,296	198,919
Tactile Systems Technology, Inc.(a)	44,490	531,211
Security	Shares	Value
Medical Equipment (continued)
Tandem Diabetes Care, Inc.(a)	129,129	$ 5,202,607
Varex Imaging Corp.(a)	77,314	1,138,835
Zynex, Inc.(a)(b)	36,503	340,208
		56,525,853
Medical Services(a) — 0.0%
Fulgent Genetics, Inc.	40,791	800,319
Innovage Holding Corp.	40,236	199,571
NeuroPace, Inc.	27,212	205,723
Tela Bio, Inc.	8,802	41,369
		1,246,982
Metal Fabricating — 0.5%
CompX International, Inc.	2,464	60,787
Distribution Solutions Group, Inc.(a)(b)	21,316	639,480
DMC Global, Inc.(a)(b)	37,335	538,371
Eastern Co.	10,372	264,175
GrafTech International Ltd.	516,157	500,672
L B Foster Co., Class A(a)	18,082	389,125
MRC Global, Inc.(a)	168,048	2,169,500
Mueller Industries, Inc.	222,829	12,687,883
Mueller Water Products, Inc., Class A	309,810	5,551,795
NN, Inc.(a)	91,815	275,445
Worthington Enterprises, Inc.	62,749	2,969,910
		26,047,143
Metals & Minerals: Diversified — 0.5%
Compass Minerals International, Inc.	68,867	711,396
Constellium SE, Class A(a)	258,227	4,867,579
Energy Fuels, Inc./Canada(a)(b)	323,168	1,958,398
Hecla Mining Co.	1,159,157	5,621,911
Materion Corp.	41,055	4,439,277
Perpetua Resources Corp.(a)(b)	71,008	369,242
Ring Energy, Inc.(a)(b)	295,487	499,373
U.S. Lime & Minerals, Inc.	4,197	1,528,464
U.S. Silica Holdings, Inc.(a)	151,446	2,339,841
		22,335,481
Metals & Mining — 0.1%
Contango ORE, Inc.(a)	14,657	264,852
Critical Metals Corp.(a)	14,575	164,260
i-80 Gold Corp.(a)(b)	516,981	558,340
Lifezone Holdings Ltd.(a)	54,604	419,359
Metals Acquisition Ltd., Class A(a)	107,405	1,470,374
SSR Mining, Inc.	404,641	1,824,931
		4,702,116
Mining(a) — 0.0%
5E Advanced Materials, Inc.(b)	14,858	17,978
Dakota Gold Corp.	122,012	311,131
Piedmont Lithium, Inc.(b)	35,544	354,729
		683,838
Office Supplies & Equipment — 0.4%
ACCO Brands Corp.	186,396	876,065
Eastman Kodak Co.(a)(b)	120,598	648,817
HNI Corp.	93,671	4,217,068
MillerKnoll, Inc.	142,692	3,779,911
Pitney Bowes, Inc.	200,937	1,020,760
Steelcase, Inc., Class A	184,554	2,391,820
Transocean Ltd.(a)	1,454,239	7,780,179
		20,714,620
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil & Gas Producers — 0.2%
Crescent Energy Co., Class A	190,827	$ 2,261,300
HighPeak Energy, Inc.	28,982	407,487
Kosmos Energy Ltd.(a)	932,862	5,168,055
		7,836,842
Oil Well Equipment & Services — 1.3%
Bristow Group, Inc.(a)	48,995	1,642,802
Cactus, Inc., Class A	130,631	6,889,479
ChampionX Corp.	380,411	12,633,449
Dril-Quip, Inc.(a)	68,213	1,268,762
Helix Energy Solutions Group, Inc.(a)	287,309	3,430,470
Helmerich & Payne, Inc.	192,746	6,965,840
Liberty Energy, Inc., Class A	321,938	6,725,285
Matrix Service Co.(a)	52,729	523,599
Nabors Industries Ltd.(a)	18,219	1,296,464
Natural Gas Services Group, Inc.(a)	21,386	430,286
Newpark Resources, Inc.(a)	165,202	1,372,829
Oceaneering International, Inc.(a)	201,548	4,768,626
Oil States International, Inc.(a)	120,547	535,229
Patterson-UTI Energy, Inc.	796,064	8,247,223
ProPetro Holding Corp.(a)	181,135	1,570,440
RPC, Inc.	169,451	1,059,069
Select Water Solutions, Inc., Class A	181,931	1,946,662
Solaris Oilfield Infrastructure, Inc., Class A	53,881	462,299
TETRA Technologies, Inc.(a)	250,327	866,131
		62,634,944
Oil, Gas & Consumable Fuels — 0.7%
Archrock, Inc.	307,843	6,224,585
Diversified Energy Co. PLC	93,710	1,264,148
Empire Petroleum Corp.(a)(b)	29,540	152,426
Encore Energy Corp.(a)	355,389	1,400,233
Excelerate Energy, Inc., Class A	34,227	631,146
FLEX LNG Ltd.(a)	60,885	1,646,330
Granite Ridge Resources, Inc.	104,981	664,530
Gulfport Energy Corp.(a)	25,833	3,900,783
Noble Corp. PLC	228,069	10,183,281
Plug Power, Inc.(a)	1,258,407	2,932,088
ProFrac Holding Corp., Class A(a)(b)	47,256	350,167
Sable Offshore Corp.(a)	100,615	1,516,268
VAALCO Energy, Inc.	207,706	1,302,317
Vitesse Energy, Inc.	49,860	1,181,682
		33,349,984
Oil: Crude Producers — 1.5%
Amplify Energy Corp.(a)	74,116	502,507
Berry Corp.	152,736	986,675
California Resources Corp.	137,553	7,320,571
CNX Resources Corp.(a)(b)	298,902	7,263,319
Comstock Resources, Inc.	184,230	1,912,307
CVR Energy, Inc.	68,122	1,823,626
Evolution Petroleum Corp.	58,871	310,250
Magnolia Oil & Gas Corp., Class A	345,329	8,750,637
Murphy Oil Corp.	289,230	11,927,845
Northern Oil and Gas, Inc.	197,795	7,352,040
ONE Gas, Inc.	112,317	7,171,440
PrimeEnergy Resources Corp.(a)	1,464	155,696
Riley Exploration Permian, Inc.	22,662	641,561
SandRidge Energy, Inc.	64,222	830,391
SilverBow Resources, Inc.(a)	44,722	1,691,833
SM Energy Co.	228,146	9,862,752
Talos Energy, Inc.(a)	295,066	3,585,052
Tellurian, Inc.(a)	108,468	75,125
Security	Shares	Value
Oil: Crude Producers (continued)
Ur-Energy, Inc.(a)	548,306	$ 767,628
Vital Energy, Inc.(a)	57,023	2,555,771
W&T Offshore, Inc.	200,065	428,139
		75,915,165
Oil: Refining & Marketing — 0.3%
Clean Energy Fuels Corp.(a)	340,374	908,798
Delek U.S. Holdings, Inc.	126,424	3,130,258
Par Pacific Holdings, Inc.(a)	114,224	2,884,156
PBF Energy, Inc., Class A	209,080	9,621,862
		16,545,074
Paints & Coatings — 0.0%
Kronos Worldwide, Inc.	43,272	543,064
Paper(a) — 0.0%
Clearwater Paper Corp.(b)	32,370	1,568,974
Glatfelter Corp.	18,035	25,069
		1,594,043
Paper & Forest Products — 0.1%
Sylvamo Corp.	70,137	4,811,398
Personal Care — 0.3%
Beauty Health Co., Class A(a)	156,398	300,284
Edgewell Personal Care Co.	98,098	3,942,559
Honest Co., Inc.(a)	159,692	466,301
Nu Skin Enterprises, Inc., Class A	98,912	1,042,532
Olaplex Holdings, Inc.(a)	276,470	425,764
Sterling Check Corp.(a)	66,046	977,481
Veru, Inc.(a)	263,380	221,581
WD-40 Co.	27,162	5,965,862
		13,342,364
Personal Products(a) — 0.1%
Herbalife Ltd.(b)	199,253	2,070,239
Nature’s Sunshine Products, Inc.	24,658	371,596
USANA Health Sciences, Inc.	22,733	1,028,441
		3,470,276
Pharmaceuticals — 2.0%
ACADIA Pharmaceuticals, Inc.(a)	238,608	3,877,380
Aclaris Therapeutics, Inc.(a)	11,504	12,654
Alimera Sciences, Inc.(a)	42,720	237,523
Alkermes PLC(a)	335,740	8,091,334
Alto Neuroscience, Inc.(a)	17,682	189,021
Amneal Pharmaceuticals, Inc., Class A(a)	317,281	2,014,734
Amphastar Pharmaceuticals, Inc.(a)(b)	76,708	3,068,320
Aquestive Therapeutics, Inc.(a)	148,073	384,990
Arrowhead Pharmaceuticals, Inc.(a)	238,036	6,186,556
Atea Pharmaceuticals, Inc.(a)	146,690	485,544
Avadel Pharmaceuticals PLC(a)	184,281	2,590,991
Axonics, Inc.(a)	101,591	6,829,963
Axsome Therapeutics, Inc.(a)	72,638	5,847,359
Biote Corp., Class A(a)	53,764	401,617
Bright Green Corp.(a)	23,546	5,964
Cassava Sciences, Inc.(a)(b)	80,613	995,571
ChromaDex Corp.(a)	97,619	266,500
Contineum Therapeutics, Inc., Class A(a)	12,472	219,632
Corcept Therapeutics, Inc.(a)	161,224	5,238,168
CorMedix, Inc.(a)(b)	109,129	472,529
Edgewise Therapeutics, Inc.(a)	144,740	2,606,767
Enanta Pharmaceuticals, Inc.(a)	37,581	487,426
Enliven Therapeutics, Inc.(a)(b)	70,186	1,640,247
Esperion Therapeutics, Inc.(a)	376,761	836,409
Evolus, Inc.(a)	110,199	1,195,659

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Galectin Therapeutics, Inc.(a)	40,602	$ 91,760
Harmony Biosciences Holdings, Inc.(a)(b)	61,715	1,861,942
Harrow, Inc.(a)(b)	60,903	1,272,264
Innoviva, Inc.(a)(b)	111,870	1,834,668
Ironwood Pharmaceuticals, Inc., Class A(a)	282,091	1,839,233
Liquidia Corp.(a)(b)	114,934	1,379,208
Longboard Pharmaceuticals, Inc.(a)	64,484	1,743,002
MediWound Ltd.(a)	15,967	247,808
Mind Medicine MindMed, Inc.(a)	143,548	1,034,981
Nektar Therapeutics(a)	355,954	441,383
Neumora Therapeutics, Inc.(a)	167,716	1,648,648
Nuvation Bio, Inc., Class A(a)	357,839	1,044,890
Pacira BioSciences, Inc.(a)	91,372	2,614,153
PetIQ, Inc., Class A(a)	51,992	1,146,943
Prestige Consumer Healthcare, Inc.(a)	98,773	6,800,521
Revance Therapeutics, Inc.(a)(b)	207,587	533,499
Scilex Holding Co., (Acquired 01/06/23, Cost: $1,040,392)(a)(d)	99,274	186,596
scPharmaceuticals, Inc.(a)(b)	59,862	260,400
SIGA Technologies, Inc.	93,170	707,160
Supernus Pharmaceuticals, Inc.(a)(b)	100,128	2,678,424
Syndax Pharmaceuticals, Inc.(a)	163,837	3,363,574
Tarsus Pharmaceuticals, Inc.(a)(b)	73,346	1,993,544
Terns Pharmaceuticals, Inc.(a)	114,788	781,706
TG Therapeutics, Inc.(a)(b)	278,377	4,952,327
Theravance Biopharma, Inc.(a)	92,048	780,567
Third Harmonic Bio, Inc.(a)	37,467	487,071
Trevi Therapeutics, Inc.(a)	117,097	348,949
Ventyx Biosciences, Inc.(a)	121,177	279,919
Voyager Therapeutics, Inc.(a)	91,721	725,513
Xeris Biopharma Holdings, Inc.(a)	281,932	634,347
		97,897,858
Photography — 0.0%
GoPro, Inc., Class A(a)	225,473	320,172
Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc.	74,629	8,116,650
Powell Industries, Inc.	18,636	2,672,402
Vicor Corp.(a)	44,719	1,482,882
		12,271,934
Printing & Copying Services(a) — 0.3%
Casella Waste Systems, Inc., Class A	114,111	11,322,093
Cimpress PLC	36,062	3,159,392
		14,481,485
Producer Durables: Miscellaneous — 0.0%
First Advantage Corp.	103,871	1,669,207
Park-Ohio Holdings Corp.	17,233	446,162
Solo Brands, Inc., Class A(a)(b)	38,288	87,297
		2,202,666
Production Technology Equipment(a) — 0.1%
Ichor Holdings Ltd.	64,907	2,502,165
Photronics, Inc.	122,893	3,031,770
		5,533,935
Professional Services(a) — 0.2%
Alight, Inc., Class A	947,109	6,989,664
BlackSky Technology, Inc., Class A	240,541	257,379
DLH Holdings Corp.	16,911	178,580
FiscalNote Holdings, Inc., Class A(b)	107,542	157,011
Security	Shares	Value
Professional Services (continued)
Innodata, Inc.(b)	51,743	$ 767,349
Legalzoom.com, Inc.(b)	274,841	2,305,916
Planet Labs PBC, Class A	335,025	623,147
		11,279,046
Publishing — 0.1%
Daily Journal Corp.(a)	2,770	1,092,710
Gannett Co., Inc.(a)(b)	278,093	1,282,009
John Wiley & Sons, Inc., Class A	71,895	2,926,126
Scholastic Corp.	49,319	1,749,345
		7,050,190
Radio & TV Broadcasters — 0.1%
Entravision Communications Corp., Class A	112,738	228,858
Gray Television, Inc.	170,611	887,177
iHeartMedia, Inc., Class A(a)(b)	186,275	203,040
TEGNA, Inc.	351,411	4,898,669
		6,217,744
Railroad Equipment — 0.1%
Trinity Industries, Inc.	162,967	4,875,973
Real Estate — 0.4%
Anywhere Real Estate, Inc.(a)	201,080	665,575
Cushman & Wakefield PLC(a)	254,184	2,643,514
eXp World Holdings, Inc.	161,487	1,822,381
Kennedy-Wilson Holdings, Inc.	228,734	2,223,294
Newmark Group, Inc., Class A	272,319	2,785,823
Opendoor Technologies, Inc.(a)	1,235,551	2,273,414
Redfin Corp.(a)(b)	233,825	1,405,288
RMR Group, Inc., Class A	31,308	707,561
St. Joe Co.	71,899	3,932,875
Stratus Properties, Inc.(a)	11,205	282,590
		18,742,315
Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	201,473	3,610,396
AFC Gamma, Inc.	32,145	392,169
AG Mortgage Investment Trust, Inc.	57,396	381,109
Alexander & Baldwin, Inc.	145,136	2,461,507
Alexander’s, Inc.	4,278	961,951
Alpine Income Property Trust, Inc.	25,925	403,393
American Assets Trust, Inc.	95,554	2,138,499
American Healthcare REIT, Inc.	129,649	1,894,172
Angel Oak Mortgage REIT, Inc.	23,255	304,641
Apartment Investment and Management Co., Class A(a)	283,635	2,351,334
Apollo Commercial Real Estate Finance, Inc.	284,253	2,782,837
Apple Hospitality REIT, Inc.	454,574	6,609,506
Arbor Realty Trust, Inc.(b)	285,682	4,099,537
Ares Commercial Real Estate Corp.	106,507	708,272
Armada Hoffler Properties, Inc.	132,308	1,467,296
ARMOUR Residential REIT, Inc.	97,798	1,895,325
Blackstone Mortgage Trust, Inc., Class A	346,215	6,031,065
Braemar Hotels & Resorts, Inc.	134,285	342,427
Brandywine Realty Trust	337,936	1,513,953
BRC, Inc.(a)(b)	103,816	636,392
BrightSpire Capital, Inc., Class A	257,566	1,468,126
Broadstone Net Lease, Inc.	376,139	5,969,326
BRT Apartments Corp.	24,702	431,544
CareTrust REIT, Inc.	270,286	6,784,179
CBL & Associates Properties, Inc.	50,180	1,173,208
Centerspace	29,696	2,008,340
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust	96,029	$ 818,167
Chicago Atlantic Real Estate Finance, Inc.	34,960	536,986
Chimera Investment Corp.	160,606	2,055,757
City Office REIT, Inc.	85,675	426,661
Claros Mortgage Trust, Inc.	169,282	1,357,642
Clipper Realty, Inc.	36,949	133,386
Community Healthcare Trust, Inc.	53,510	1,251,599
COPT Defense Properties	224,490	5,618,985
CoreCivic, Inc.(a)	219,950	2,854,951
CTO Realty Growth, Inc.	45,512	794,640
DiamondRock Hospitality Co.	419,547	3,545,172
Diversified Healthcare Trust	445,603	1,359,089
Douglas Emmett, Inc.	184,893	2,460,926
Dynex Capital, Inc.	127,390	1,521,037
Easterly Government Properties, Inc.	193,557	2,394,300
Ellington Financial, Inc.	164,672	1,989,238
Elme Communities	175,485	2,795,476
Empire State Realty Trust, Inc., Class A	267,288	2,507,161
Equity Commonwealth(a)	210,899	4,091,441
Essential Properties Realty Trust, Inc.	348,602	9,659,761
Farmland Partners, Inc.	88,625	1,021,846
Four Corners Property Trust, Inc.	182,940	4,513,130
Franklin BSP Realty Trust, Inc.	163,712	2,062,771
Franklin Street Properties Corp.	194,489	297,568
GEO Group, Inc.(a)	247,758	3,557,805
Getty Realty Corp.	98,648	2,629,956
Gladstone Commercial Corp.	79,923	1,140,501
Gladstone Land Corp.	67,005	917,298
Global Medical REIT, Inc.	121,145	1,099,997
Global Net Lease, Inc.	400,369	2,942,712
Granite Point Mortgage Trust, Inc.	93,415	277,443
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	224,200	6,636,320
Hudson Pacific Properties, Inc.	272,719	1,311,778
Independence Realty Trust, Inc.	450,634	8,444,881
Industrial Logistics Properties Trust	130,184	479,077
Innovative Industrial Properties, Inc.	56,194	6,137,509
InvenTrust Properties Corp.	135,878	3,364,339
Invesco Mortgage Capital, Inc.	97,748	915,899
JBG SMITH Properties	164,602	2,506,888
Kite Realty Group Trust	432,991	9,690,339
KKR Real Estate Finance Trust, Inc.	117,215	1,060,796
Ladder Capital Corp., Class A	226,352	2,555,514
LTC Properties, Inc.	85,643	2,954,683
LXP Industrial Trust	579,571	5,285,688
Macerich Co.	432,027	6,670,497
MFA Financial, Inc.	204,108	2,171,709
National Health Investors, Inc.	83,458	5,652,610
NET Lease Office Properties	29,612	729,047
NETSTREIT Corp.	147,019	2,367,006
New York Mortgage Trust, Inc.	180,945	1,056,719
NexPoint Diversified Real Estate Trust	67,340	372,390
Nexpoint Real Estate Finance, Inc.	14,959	205,237
NexPoint Residential Trust, Inc.	45,260	1,788,223
One Liberty Properties, Inc.	33,577	788,388
Orchid Island Capital, Inc.	105,996	884,007
Orion Office REIT, Inc.	120,760	433,528
Outfront Media, Inc.	295,112	4,220,102
Paramount Group, Inc.	367,885	1,703,308
Peakstone Realty Trust, Class A	72,811	771,797
Pebblebrook Hotel Trust	238,114	3,274,067
PennyMac Mortgage Investment Trust	173,272	2,382,490
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Phillips Edison & Co., Inc.	244,833	$ 8,008,487
Piedmont Office Realty Trust, Inc., Class A	246,180	1,784,805
Plymouth Industrial REIT, Inc.	87,476	1,870,237
Postal Realty Trust, Inc., Class A	42,933	572,297
PotlatchDeltic Corp.	158,395	6,239,179
Ready Capital Corp.	322,236	2,635,890
Redwood Trust, Inc.	262,541	1,703,891
Retail Opportunity Investments Corp.	247,152	3,072,099
RLJ Lodging Trust	303,900	2,926,557
Ryman Hospitality Properties, Inc.	116,948	11,678,427
Sabra Health Care REIT, Inc.	461,449	7,106,315
Safehold, Inc.	103,264	1,991,963
Saul Centers, Inc.	22,362	822,251
Service Properties Trust	328,954	1,690,824
Seven Hills Realty Trust	25,497	323,302
SITE Centers Corp.	378,806	5,492,687
SL Green Realty Corp.	132,116	7,483,050
Star Holdings(a)	29,286	353,189
Summit Hotel Properties, Inc.	209,268	1,253,515
Sunstone Hotel Investors, Inc.	405,579	4,242,356
Tanger, Inc.	212,298	5,755,399
Terreno Realty Corp.	190,479	11,272,547
TPG RE Finance Trust, Inc.	129,250	1,116,720
Two Harbors Investment Corp.	207,048	2,735,104
UMH Properties, Inc.	127,326	2,035,943
Uniti Group, Inc.	476,908	1,392,571
Universal Health Realty Income Trust	25,634	1,003,315
Urban Edge Properties	238,896	4,412,409
Veris Residential, Inc.	156,541	2,348,115
Whitestone REIT	97,456	1,297,139
Xenia Hotels & Resorts, Inc.	203,809	2,920,583
		321,809,908
Real Estate Management & Development(a) — 0.1%
American Realty Investors, Inc.	5,253	74,593
Compass, Inc., Class A	726,992	2,617,171
Maui Land & Pineapple Co., Inc.	15,527	342,370
Offerpad Solutions, Inc., Class A	20,822	92,033
Real Brokerage, Inc.	189,712	770,231
Transcontinental Realty Investors, Inc.	3,887	107,787
		4,004,185
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	84,473	1,508,688
LCI Industries	49,460	5,113,175
Malibu Boats, Inc., Class A(a)	40,409	1,415,931
Marine Products Corp.	14,954	151,035
MasterCraft Boat Holdings, Inc.(a)	32,995	622,946
Winnebago Industries, Inc.	57,015	3,090,213
		11,901,988
Rental & Leasing Services: Consumer — 0.1%
Upbound Group, Inc.	106,984	3,284,409
Restaurants — 0.9%
Biglari Holdings, Inc., Class B(a)	1,350	261,063
BJ’s Restaurants, Inc.(a)	41,910	1,454,277
Bloomin’ Brands, Inc.	167,495	3,220,929
Brinker International, Inc.(a)	87,879	6,361,561
Cheesecake Factory, Inc.	96,268	3,782,370
Cracker Barrel Old Country Store, Inc.	44,115	1,859,888
Dave & Buster’s Entertainment, Inc.(a)	65,682	2,614,800
Denny’s Corp.(a)	97,143	689,715
Dine Brands Global, Inc.	30,361	1,099,068
El Pollo Loco Holdings, Inc.(a)	52,290	591,400

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Restaurants (continued)
Jack in the Box, Inc.	39,140	$ 1,993,792
Kura Sushi USA, Inc., Class A(a)	11,809	745,030
Nathan’s Famous, Inc.	5,651	383,025
ONE Group Hospitality, Inc.(a)(b)	38,498	163,616
Papa John’s International, Inc.	66,310	3,115,244
Potbelly Corp.(a)	54,736	439,530
Rush Street Interactive, Inc., Class A(a)	151,584	1,453,690
Shake Shack, Inc., Class A(a)(b)	75,822	6,823,980
Sweetgreen, Inc., Class A(a)	196,941	5,935,802
		42,988,780
Scientific Instruments: Control & Filter — 0.7%
Arlo Technologies, Inc.(a)	189,754	2,474,392
ESCO Technologies, Inc.	51,616	5,421,745
Gorman-Rupp Co.	42,700	1,567,517
Helios Technologies, Inc.	66,298	3,165,729
Napco Security Technologies, Inc.	70,202	3,646,994
Resideo Technologies, Inc.(a)	291,229	5,696,439
Thermon Group Holdings, Inc.(a)(b)	66,497	2,045,448
Watts Water Technologies, Inc., Class A	54,622	10,016,036
		34,034,300
Scientific Instruments: Electrical — 0.7%
Allient, Inc.	29,022	733,386
Atkore, Inc.	73,231	9,881,059
AZZ, Inc.	58,543	4,522,447
EnerSys	79,776	8,258,411
Franklin Electric Co., Inc.	90,331	8,700,682
Preformed Line Products Co.	4,803	598,165
Ultralife Corp.(a)	20,061	213,048
		32,907,198
Scientific Instruments: Gauges & Meters — 0.5%
Badger Meter, Inc.	58,608	10,921,601
FARO Technologies, Inc.(a)	36,540	584,640
Itron, Inc.(a)	91,580	9,062,757
Mesa Laboratories, Inc.	10,275	891,562
Transcat, Inc.(a)(b)	17,221	2,061,009
Vishay Precision Group, Inc.(a)	24,040	731,777
		24,253,346
Scientific Instruments: Pollution Control — 0.0%
CECO Environmental Corp.(a)	58,326	1,682,705
Securities Brokerage & Services — 0.1%
StoneX Group, Inc.(a)	54,612	4,112,830
Semiconductors & Components — 1.6%
Alpha & Omega Semiconductor Ltd.(a)	46,259	1,728,699
CEVA, Inc.(a)	46,490	896,792
Diodes, Inc.(a)	90,953	6,542,249
FormFactor, Inc.(a)	154,377	9,344,440
Kulicke & Soffa Industries, Inc.	109,386	5,380,697
MaxLinear, Inc.(a)	157,566	3,173,379
Power Integrations, Inc.	112,857	7,921,433
Rambus, Inc.(a)	217,051	12,753,917
Semtech Corp.(a)	129,194	3,860,317
Silicon Laboratories, Inc.(a)	63,190	6,990,710
SiTime Corp.(a)	36,650	4,558,527
SkyWater Technology, Inc.(a)	54,304	415,426
SMART Global Holdings, Inc.(a)	102,620	2,346,919
Ultra Clean Holdings, Inc.(a)	88,244	4,323,956
Security	Shares	Value
Semiconductors & Components (continued)
Veeco Instruments, Inc.(a)(b)	110,832	$ 5,176,963
Vishay Intertechnology, Inc.	251,871	5,616,723
		81,031,147
Semiconductors & Semiconductor Equipment(a) — 0.6%
ACM Research, Inc., Class A(b)	101,575	2,342,319
Aehr Test Systems(b)	56,504	631,150
Ambarella, Inc.	75,549	4,075,869
Axcelis Technologies, Inc.	64,961	9,236,805
Cohu, Inc.	92,296	3,054,998
Credo Technology Group Holding Ltd.	253,798	8,106,308
GCT Semiconductor Holding, Inc.	15,097	78,655
indie Semiconductor, Inc., Class A(b)	327,059	2,017,954
Navitas Semiconductor Corp.(b)	251,565	988,650
QuickLogic Corp.	27,494	285,663
Rigetti Computing, Inc.	282,063	301,807
		31,120,178
Shipping — 0.3%
A-Mark Precious Metals, Inc.	35,005	1,133,112
Golar LNG Ltd.	197,334	6,186,421
Tidewater, Inc.(a)	97,257	9,259,839
		16,579,372
Software — 1.8%
Alkami Technology, Inc.(a)	87,815	2,500,971
Amplitude, Inc., Class A(a)	152,309	1,355,550
Arteris, Inc.(a)	55,016	413,170
Asana, Inc., Class A(a)(b)	158,562	2,218,282
AudioEye, Inc.(a)	13,925	245,219
AvePoint, Inc., Class A(a)(b)	253,041	2,636,687
AvidXchange Holdings, Inc.(a)(b)	346,537	4,179,236
Bit Digital, Inc.(a)(b)	233,265	741,783
Blend Labs, Inc., Class A(a)	460,366	1,086,464
Braze, Inc., Class A(a)	104,365	4,053,537
C3.ai, Inc., Class A(a)(b)	164,809	4,772,869
Cerence, Inc.(a)(b)	77,090	218,165
Cipher Mining, Inc.(a)(b)	344,243	1,428,608
Clear Secure, Inc., Class A	175,048	3,275,148
Clearwater Analytics Holdings, Inc., Class A(a)	279,174	5,170,302
Consensus Cloud Solutions, Inc.(a)	37,442	643,254
Couchbase, Inc.(a)(b)	77,568	1,416,392
CS Disco, Inc.(a)	58,624	349,399
Dave, Inc., Class A(a)	15,586	472,256
D-Wave Quantum, Inc.(a)	174,635	199,084
Enfusion, Inc., Class A(a)	96,518	822,333
EverCommerce, Inc.(a)	43,674	479,541
Freshworks, Inc., Class A(a)	406,493	5,158,396
GigaCloud Technology, Inc., Class A(a)	46,808	1,423,899
Hut 8 Corp.(a)	159,899	2,396,886
Ibotta, Inc., Class A(a)	15,187	1,141,455
iLearningEngines Holdings, Inc.(a)	52,212	474,085
Instructure Holdings, Inc.(a)(b)	44,046	1,031,117
Intapp, Inc.(a)(b)	77,834	2,854,173
Jamf Holding Corp.(a)	147,872	2,439,888
Kaltura, Inc.(a)	192,998	231,598
MarketWise, Inc., Class A	63,484	73,641
Matterport, Inc., Class A(a)	522,233	2,334,382
MeridianLink, Inc.(a)	53,778	1,148,698
N-able, Inc.(a)	142,457	2,169,620
NextNav, Inc.(a)(b)	149,585	1,213,134
Olo, Inc., Class A(a)	208,882	923,258
ON24, Inc.(a)	55,490	333,495
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Pagaya Technologies Ltd., Class A(a)	80,547	$ 1,027,780
PDF Solutions, Inc.(a)	62,056	2,257,597
Porch Group, Inc.(a)	153,908	232,401
Prairie Operating Co.(a)	7,307	79,281
ReposiTrak, Inc.	23,371	357,343
Roadzen, Inc.(a)	29,973	66,540
SEMrush Holdings, Inc., Class A(a)	72,330	968,499
Sezzle, Inc.(a)	4,703	414,899
SoundHound AI, Inc., Class A(a)(b)	565,877	2,235,214
Sprinklr, Inc., Class A(a)(b)	201,324	1,936,737
Sprout Social, Inc., Class A(a)(b)	98,493	3,514,230
Terawulf, Inc.(a)(b)	458,890	2,042,060
Vertex, Inc., Class A(a)	108,210	3,900,970
Viant Technology, Inc., Class A(a)	28,084	277,189
Weave Communications, Inc.(a)	78,053	704,038
WM Technology, Inc., Class A(a)	166,395	173,051
Zeta Global Holdings Corp., Class A(a)	327,969	5,788,653
		90,002,457
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)	49,721	473,344
Aaron’s Co., Inc.	60,269	601,485
Abercrombie & Fitch Co., Class A(a)	100,289	17,835,396
Academy Sports & Outdoors, Inc.	144,154	7,676,200
Alta Equipment Group, Inc., Class A	53,474	429,931
American Eagle Outfitters, Inc.	363,633	7,258,115
America’s Car-Mart, Inc.(a)	12,075	727,036
Arhaus, Inc., Class A	102,157	1,730,540
Arko Corp., Class A	155,486	974,897
Asbury Automotive Group, Inc.(a)	40,394	9,204,581
Big 5 Sporting Goods Corp.	394	1,166
Blink Charging Co.(a)(b)	191,828	525,609
Boot Barn Holdings, Inc.(a)(b)	59,006	7,607,644
Buckle, Inc.	61,589	2,275,098
Build-A-Bear Workshop, Inc.	24,950	630,486
Caleres, Inc.	68,140	2,289,504
Citi Trends, Inc.(a)	16,029	340,776
Designer Brands, Inc., Class A	85,110	581,301
Destination XL Group, Inc.(a)	110,577	402,500
Driven Brands Holdings, Inc.(a)	119,476	1,520,929
EVgo, Inc., Class A(a)(b)	209,507	513,292
Foot Locker, Inc.	166,357	4,145,616
Genesco, Inc.(a)(b)	21,527	556,688
Group 1 Automotive, Inc.(b)	26,403	7,849,084
Haverty Furniture Cos., Inc.	29,252	739,783
Hibbett, Inc.	23,135	2,017,603
J Jill, Inc.	8,481	296,581
Lands’ End, Inc.(a)	26,544	360,733
Leslie’s, Inc.(a)(b)	358,372	1,501,579
MarineMax, Inc.(a)	43,076	1,394,370
Mister Car Wash, Inc.(a)	186,710	1,329,375
Monro, Inc.	59,560	1,421,102
National Vision Holdings, Inc.(a)(b)	155,240	2,032,092
ODP Corp.(a)	71,069	2,790,880
OneWater Marine, Inc., Class A(a)(b)	23,194	639,459
Petco Health & Wellness Co., Inc.(a)	165,542	625,749
RealReal, Inc.(a)	195,144	622,509
Rent the Runway, Inc., Class A(a)	397	6,975
Sally Beauty Holdings, Inc.(a)	208,691	2,239,254
Shoe Carnival, Inc.	35,643	1,314,870
Sonic Automotive, Inc., Class A	29,036	1,581,591
Security	Shares	Value
Specialty Retail (continued)
Tilly’s, Inc., Class A(a)	41,556	$ 250,583
Urban Outfitters, Inc.(a)	127,748	5,244,055
Victoria’s Secret & Co.(a)	156,489	2,765,161
Warby Parker, Inc., Class A(a)(b)	173,864	2,792,256
Zumiez, Inc.(a)	33,296	648,606
		108,766,384
Steel — 0.7%
Carpenter Technology Corp.	94,897	10,398,813
Commercial Metals Co.	230,759	12,689,437
Haynes International, Inc.	25,169	1,477,420
Ivanhoe Electric, Inc.(a)(b)	166,669	1,563,355
Northwest Pipe Co.(a)	19,573	664,895
Olympic Steel, Inc.	22,126	991,909
Omega Flex, Inc.	7,124	365,319
Radius Recycling, Inc., Class A	52,508	801,797
Ryerson Holding Corp.	57,943	1,129,889
TimkenSteel Corp.(a)	85,363	1,730,308
Universal Stainless & Alloy Products, Inc.(a)	17,366	475,481
Worthington Steel, Inc.	64,895	2,164,897
		34,453,520
Technology Hardware & Equipment — 0.1%
CompoSecure, Inc., Class A	34,234	232,791
CPI Card Group, Inc.(a)	10,543	287,297
IonQ, Inc.(a)(b)	395,580	2,780,927
Xerox Holdings Corp.	231,955	2,695,317
		5,996,332
Technology: Miscellaneous — 0.6%
Benchmark Electronics, Inc.	71,166	2,808,210
CTS Corp.	60,669	3,071,672
Fabrinet(a)	72,722	17,801,618
Kimball Electronics, Inc.(a)	48,852	1,073,767
Plexus Corp.(a)	54,219	5,594,317
		30,349,584
Telecommunications Equipment(a) — 0.2%
Applied Optoelectronics, Inc.	73,767	611,528
Cambium Networks Corp.	1,879	5,242
Clearfield, Inc.(b)	24,866	958,833
Knowles Corp.	176,035	3,038,364
Viavi Solutions, Inc.	439,042	3,016,219
		7,630,186
Textile Products — 0.0%
Interface, Inc., Class A	114,409	1,679,524
Textiles Apparel & Shoes — 0.5%
G-III Apparel Group Ltd.(a)(b)	80,616	2,182,275
Hanesbrands, Inc.(a)	704,515	3,473,259
Kontoor Brands, Inc.	110,993	7,342,187
Oxford Industries, Inc.	29,572	2,961,636
Rocky Brands, Inc.	14,077	520,286
Steven Madden Ltd.	144,548	6,114,380
Superior Group of Cos., Inc.	25,936	490,450
Torrid Holdings, Inc.(a)(b)	20,346	152,391
Vera Bradley, Inc.(a)	49,511	309,939
Weyco Group, Inc.	12,383	375,453
Wolverine World Wide, Inc.	158,292	2,140,108
		26,062,364

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Toys(a) — 0.0%
Funko, Inc., Class A	69,079	$ 674,211
JAKKS Pacific, Inc.	16,598	297,270
		971,481
Trading Companies & Distributors — 0.0%
Hudson Technologies, Inc.(a)	88,644	779,181
Transportation Miscellaneous — 0.4%
CryoPort, Inc.(a)(b)	87,477	604,466
Forward Air Corp.	50,464	960,835
Hub Group, Inc., Class A	121,723	5,240,175
Matson, Inc.	67,816	8,881,861
Radiant Logistics, Inc.(a)	73,189	416,445
Sky Harbour Group Corp., Class A(a)	22,616	209,198
Universal Logistics Holdings, Inc.	12,956	525,884
World Kinect Corp.	117,477	3,030,907
		19,869,771
Truckers — 0.5%
ArcBest Corp.	46,947	5,027,085
Covenant Logistics Group, Inc., Class A	15,889	783,169
FRP Holdings, Inc.(a)	26,574	757,890
FTAI Infrastructure, Inc.	200,813	1,733,016
Heartland Express, Inc.	92,979	1,146,431
Marten Transport Ltd.	115,804	2,136,584
PAM Transportation Services, Inc.(a)	12,615	219,123
RXO, Inc.(a)(b)	232,468	6,079,038
Werner Enterprises, Inc.	126,190	4,521,388
		22,403,724
Utilities: Electrical — 1.2%
ALLETE, Inc.	115,808	7,220,629
Avista Corp.	156,108	5,402,898
Black Hills Corp.	136,790	7,438,640
Genie Energy Ltd., Class B	38,673	565,399
Hawaiian Electric Industries, Inc.	221,706	1,999,788
MGE Energy, Inc.	72,692	5,431,546
Northwestern Energy Group, Inc.	122,931	6,156,385
Otter Tail Corp.	82,480	7,224,423
PNM Resources, Inc.	179,539	6,635,762
Portland General Electric Co.	202,667	8,763,321
Unitil Corp.	31,832	1,648,579
		58,487,370
Utilities: Gas Distributors — 0.6%
Chesapeake Utilities Corp.	44,085	4,681,827
New Jersey Resources Corp.	195,911	8,373,236
Northwest Natural Holding Co.	75,615	2,730,458
RGC Resources, Inc.	17,051	348,693
Southwest Gas Holdings, Inc.	121,457	8,548,144
Spire, Inc.	107,868	6,550,823
		31,233,181
Utilities: Miscellaneous — 0.3%
Brookfield Infrastructure Corp., Class A	239,285	8,054,333
Ormat Technologies, Inc.	107,631	7,717,143
		15,771,476
Utilities: Telecommunications — 0.6%
8x8, Inc.(a)(b)	230,061	510,735
Applied Digital Corp.(a)(b)	196,359	1,168,336
ATN International, Inc.	19,607	447,040
Security	Shares	Value
Utilities: Telecommunications (continued)
Aviat Networks, Inc.(a)(b)	22,934	$ 657,977
Cogent Communications Holdings, Inc.	87,819	4,956,504
Consolidated Communications Holdings, Inc.(a)(b)	145,164	638,722
DigitalBridge Group, Inc., Class A	316,971	4,342,503
Globalstar, Inc.(a)(b)	1,454,567	1,629,115
Gogo, Inc.(a)	129,160	1,242,519
IDT Corp., Class B	30,745	1,104,360
Ooma, Inc.(a)	48,444	481,049
Shenandoah Telecommunications Co.	97,118	1,585,937
Spok Holdings, Inc.	35,522	526,081
Telephone and Data Systems, Inc.	196,680	4,077,176
Ziff Davis, Inc.(a)(b)	90,720	4,994,136
		28,362,190
Utilities: Water — 0.4%
374Water, Inc.(a)(b)	129,689	155,627
American States Water Co.	74,333	5,394,346
California Water Service Group	115,414	5,596,425
Consolidated Water Co. Ltd.	30,163	800,526
Energy Recovery, Inc.(a)	113,217	1,504,654
Global Water Resources, Inc.	22,798	275,856
Middlesex Water Co.	35,221	1,840,649
Pure Cycle Corp.(a)	40,614	387,863
SJW Group	64,518	3,498,166
York Water Co.	28,555	1,059,105
		20,513,217
Total Common Stocks — 97.7% (Cost: $4,070,572,662)		4,868,921,959
Investment Companies
Equity Funds — 0.7%
iShares Russell 2000 ETF(b)(e)	178,609	36,237,981
Total Investment Companies — 0.7% (Cost: $34,616,840)		36,237,981
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	21,953	10,318
AstraZeneca, CVR	48,841	15,141
Chinook Therapeutics, CVR(c)	100,285	63,180
GTx, Inc., CVR(b)(c)	944	968
INHIBRX, Inc. CVR	64,018	69,139
		158,746
Health Care Equipment & Supplies — 0.0%
Contra Rights Pulse(c)	3,244	36,917
Total Rights — 0.0% (Cost: $130,239)		195,663
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Chemicals — 0.0%
Danimer Scientific, Inc.(a)	52,253	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments —98.4% (Cost: $4,105,319,741)		4,905,355,603
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(e)(f)(g)	416,364,013	416,488,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	41,438,961	41,438,961
Total Short-Term Securities —9.2% (Cost: $457,769,889)		457,927,883
Total Investments — 107.6% (Cost: $4,563,089,630)		5,363,283,486
Liabilities in Excess of Other Assets — (7.6)%		(380,357,735)
Net Assets — 100.0%		$ 4,982,925,751

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Series held restricted securities with a current value of $186,596, representing less than 0.05% of its net assets as of period end, and an original cost of $1,040,392.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 388,629,427	$ 27,949,212 (a)	$ —	$ (2,804)	$ (86,913)	$ 416,488,922	416,364,013	$ 2,500,158 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	55,898,214	—	(14,459,253)(a)	—	—	41,438,961	41,438,961	1,171,612	—
iShares Russell 2000 ETF	29,308,678	194,151,867	(188,550,756)	4,079,244	(2,751,052)	36,237,981	178,609	198,184	—
				$ 4,076,440	$ (2,837,965)	$ 494,165,864		$ 3,869,954	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	566	09/20/24	$ 58,440	$ 183,231

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/18/26 – 08/19/26	$5,837,838	$200,773 (c)	$6,011,267	0.1%
	Monthly	HSBC Bank PLC(d)	02/09/28	14,863,926	415,052 (e)	15,289,973	0.3
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	16,228,836	475,166 (g)	16,702,292	0.3
					$1,090,991	$38,003,532

(a)
The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $27,344 of net dividends and financing fees.
(e)	Amount includes $(10,995) of net dividends and financing fees.
(g)	Amount includes $1,710 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0 - 500 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 — 0819/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
Atlantic Union Bankshares Corp.	4,047	$132,944	2.2%
Bank of Hawaii Corp.	12,643	723,306	12.0
BankUnited, Inc.	10,079	295,012	4.9
Banner Corp.	1,392	69,099	1.1
Berkshire Hills Bancorp, Inc.	11,463	261,356	4.3
Cadence Bank	12,720	359,722	6.0
Cathay General Bancorp	978	36,890	0.6
Central Pacific Financial Corp.	1,196	25,355	0.4
City Holding Co.	2,986	317,263	5.3
Community Bank System, Inc.	2,895	136,673	2.3
First BanCorp./Puerto Rico	5,781	105,734	1.8
Hanmi Financial Corp.	8,735	146,049	2.4
Independent Bank Corp.	1,843	93,477	1.6
National Bank Holdings Corp., Class A	298	11,637	0.2
NBT Bancorp, Inc.	1,502	57,977	1.0
Preferred Bank/Los Angeles CA	2,226	168,041	2.8
S&T Bancorp, Inc.	1,534	51,220	0.9
Trustmark Corp.	1,313	39,443	0.7
WSFS Financial Corp.	2,215	104,105	1.7
		3,135,303
Computer Services Software & Systems
Envestnet, Inc.	6,485	405,896	6.8
Diversified Financial Services
Moelis & Co., Class A	766	43,555	0.7
Insurance: Multi-Line
Horace Mann Educators Corp.	1,326	43,254	0.7
Security	Shares	Value	% of Basket Value
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	1,053	$6,360	0.1%
Radian Group, Inc.	8,192	254,771	4.2
Stewart Information Services Corp.	642	39,856	0.7
		300,987
IT Services
Bread Financial Holdings, Inc.	6,070	270,479	4.5
Office Supplies & Equipment
Pitney Bowes, Inc.	18,250	92,710	1.5
Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc., REIT	81,526	1,169,899	19.5
Douglas Emmett, Inc., REIT	41,261	549,184	9.1
		1,719,083
Net Value of Reference Entity — Goldman Sachs Bank USA		$6,011,267
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
Atlantic Union Bankshares Corp.	6,177	$202,914	1.3%
Bancorp, Inc.	1,529	57,735	0.4
BankUnited, Inc.	8,204	240,131	1.6
Banner Corp.	14,680	728,715	4.8
Berkshire Hills Bancorp, Inc.	12,211	278,411	1.8
Cadence Bank	16,022	453,102	3.0
Cathay General Bancorp	21,964	828,482	5.4
Community Bank System, Inc.	2,434	114,909	0.8
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

Security	Shares	Value	% of Basket Value
Banks: Diversified (continued)
First BanCorp./Puerto Rico	16,765	$306,632	2.0%
First Commonwealth Financial Corp.	13,654	188,562	1.2
First Financial Bancorp.	21,211	471,308	3.1
Hope Bancorp, Inc.	4,792	51,466	0.3
Independent Bank Corp.	5,641	286,112	1.9
Lakeland Financial Corp.	3,514	216,181	1.4
National Bank Holdings Corp., Class A	1,302	50,843	0.3
NBT Bancorp, Inc.	3,596	138,806	0.9
Northwest Bancshares, Inc.	14,801	170,952	1.1
OFG Bancorp	6,620	247,919	1.6
Pacific Premier Bancorp, Inc.	20,453	469,805	3.1
Pathward Financial, Inc.	923	52,214	0.3
Preferred Bank/Los Angeles CA	10,184	768,790	5.0
Renasant Corp.	2,288	69,876	0.5
S&T Bancorp, Inc.	3,319	110,821	0.7
Seacoast Banking Corp. of Florida	9,549	225,738	1.5
TrustCo Bank Corp. NY	3,937	113,268	0.7
Trustmark Corp.	17,817	535,223	3.5
United Community Banks, Inc.	5,899	150,189	1.0
WSFS Financial Corp.	18,483	868,701	5.7
		8,397,805
Cable Television Services
AMC Networks, Inc., Class A	5,033	48,619	0.3
Computer Services Software & Systems
Envestnet, Inc.	13,845	866,559	5.7
Consumer Lending
Enova International, Inc.	2,707	168,511	1.1
Diversified Financial Services
Moelis & Co., Class A	26,432	1,502,923	9.8
Financial Data & Systems
Green Dot Corp., Class A	34,297	324,107	2.1
Insurance: Multi-Line
Horace Mann Educators Corp.	1,291	42,112	0.3
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	73,561	444,308	2.9
Radian Group, Inc.	47,870	1,488,757	9.7
Safety Insurance Group, Inc.	604	45,318	0.3
Stewart Information Services Corp.	7,062	438,409	2.9
		2,416,792
IT Services
Bread Financial Holdings, Inc.	1,252	55,789	0.3
Payoneer Global, Inc.	123,228	682,683	4.5
		738,472
Office Supplies & Equipment
Pitney Bowes, Inc.	117,101	594,873	3.9
Security	Shares	Value	% of Basket Value
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	10,694	$142,337	1.0%
JBG SMITH Properties	3,077	46,863	0.3
		189,200
Net Value of Reference Entity — HSBC Bank PLC		$15,289,973
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Leonardo DRS, Inc.	25,599	$653,030	3.9%
Alternative Energy
Green Plains, Inc.	16,281	258,217	1.5
Banks: Diversified
Atlantic Union Bankshares Corp.	12,173	399,883	2.4
Bancorp, Inc.	9,313	351,659	2.1
Bank of Hawaii Corp.	3,955	226,266	1.4
BankUnited, Inc.	701	20,518	0.1
Cadence Bank	47,255	1,336,371	8.0
Central Pacific Financial Corp.	15,866	336,359	2.0
Community Bank System, Inc.	12,262	578,889	3.5
Eagle Bancorp, Inc.	4,143	78,303	0.5
First BanCorp./Puerto Rico	36,771	672,542	4.0
Fulton Financial Corp.	50,215	852,651	5.1
Hanmi Financial Corp.	16,838	281,531	1.7
Heritage Financial Corp.	6,628	119,503	0.7
Hope Bancorp, Inc.	11,577	124,337	0.7
Independent Bank Corp.	9,911	502,686	3.0
Midland States Bancorp, Inc.	3,137	71,053	0.4
National Bank Holdings Corp., Class A	9,076	354,418	2.1
NBT Bancorp, Inc.	9,781	377,547	2.3
Pathward Financial, Inc.	5,850	330,934	2.0
Provident Financial Services, Inc.	35,355	507,344	3.0
Renasant Corp.	9,105	278,067	1.7
Simmons First National Corp., Class A	10,842	190,602	1.1
United Community Banks, Inc.	20,768	528,753	3.2
Veritex Holdings, Inc.	4,708	99,292	0.6
Westamerica BanCorp	2,917	141,562	0.9
		8,761,070
Banks: Savings, Thrift & Mortgage Lending
Brookline Bancorp, Inc.	11,491	95,950	0.6
Diversified Financial Services
Jackson Financial, Inc., Class A	20,837	1,547,355	9.3
Education Services
Perdoceo Education Corp.	16,277	348,653	2.1

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

Security	Shares	Value	% of Basket Value
Insurance: Multi-Line
Horace Mann Educators Corp.	10,406	$339,444	2.0%
Insurance: Property-Casualty
Employers Holdings, Inc.	8,599	366,576	2.2
Genworth Financial, Inc., Class A	95,051	574,108	3.4
ProAssurance Corp.	11,819	144,428	0.9
Safety Insurance Group, Inc.	3,472	260,504	1.6
		1,345,616
IT Services
Bread Financial Holdings, Inc.	46,234	2,060,187	12.3
Security	Shares	Value	% of Basket Value
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	85,168	$1,133,586	6.8%
JBG SMITH Properties	10,452	159,184	0.9
		1,292,770
Net Value of Reference Entity — JPMorgan Chase Bank N.A		$16,702,292
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 1,090,991	$ —
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 183,231	$ —	$ —	$ —	$ 183,231
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,090,991	—	—	—	1,090,991
	$ —	$ —	$ 1,274,222	$ —	$ —	$ —	$ 1,274,222

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Series Schedule of Investments. In the Statement of
Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (840,518)	$ —	$ —	$ —	$ (840,518)
Swaps	—	—	(622,590)	—	—	—	(622,590)
	$ —	$ —	$ (1,463,108)	$ —	$ —	$ —	$ (1,463,108)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 317,435	$ —	$ —	$ —	$ 317,435
Swaps	—	—	197,244	—	—	—	197,244
	$ —	$ —	$ 514,679	$ —	$ —	$ —	$ 514,679
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$43,758,223
Total return swaps:
Average notional value	$32,774,885
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

For more information about the Series’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Series’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 43,253	$ —
Swaps — OTC(a)	1,090,991	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,134,244	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(43,253)	—
Total derivative assets and liabilities subject to an MNA	$ 1,090,991	$ —

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following table presents the Series’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Series:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs Bank USA	$ 200,773	$ —	$ —	$ —	$ 200,773
HSBC Bank PLC	415,052	—	—	—	415,052
JPMorgan Chase Bank N.A.	475,166	—	—	(300,000)	175,166
	$ 1,090,991	$ —	$ —	$ (300,000)	$ 790,991

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Series’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy. The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$ 9,297,176	$ —	$ —	$ 9,297,176
Aerospace & Defense	51,764,859	—	—	51,764,859
Agriculture, Fishing & Ranching	17,626,519	—	—	17,626,519
Air Transport	21,208,454	—	—	21,208,454
Airlines	396,135	—	—	396,135
Alternative Energy	11,527,152	—	—	11,527,152
Aluminum	4,563,494	—	—	4,563,494
Asset Management & Custodian	41,027,451	—	—	41,027,451
Auto Components	16,047,817	—	—	16,047,817
Auto Parts	25,944,246	—	—	25,944,246
Auto Services	7,312,257	—	—	7,312,257
Back Office Support, HR & Consulting	78,906,897	—	—	78,906,897
Banks: Diversified	431,070,690	—	—	431,070,690
Banks: Savings, Thrift & Mortgage Lending	5,628,425	—	—	5,628,425
Beverage: Soft Drinks	10,037,759	—	—	10,037,759
Biotechnology	430,067,457	—	—	430,067,457
Building Materials	33,611,701	—	—	33,611,701
Building Products	8,127,596	—	—	8,127,596

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Building: Roofing, Wallboard & Plumbing	$ 11,493,591	$ —	$ —	$ 11,493,591
Cable Television Services	8,298,342	—	—	8,298,342
Capital Markets	13,242,453	—	—	13,242,453
Casinos & Gambling	9,516,413	—	—	9,516,413
Cement	275,691	—	—	275,691
Chemicals	752,496	—	—	752,496
Chemicals: Diversified	32,382,898	—	—	32,382,898
Chemicals: Specialty	77,265,460	—	—	77,265,460
Coal	32,524,985	—	—	32,524,985
Commercial Banks	864,023	—	—	864,023
Commercial Finance & Mortgage Companies	15,535,224	—	—	15,535,224
Commercial Services & Supplies	14,795,177	—	—	14,795,177
Commercial Services: Rental & Leasing	58,958,598	—	—	58,958,598
Commercial Vehicles & Parts	26,100,920	—	—	26,100,920
Communications Equipment	501,374	—	—	501,374
Communications Technology	34,169,397	—	—	34,169,397
Computer Services Software & Systems	275,681,480	—	—	275,681,480
Computer Technology	28,760,661	—	—	28,760,661
Construction	61,464,040	—	—	61,464,040
Consumer Electronics	3,633,702	—	—	3,633,702
Consumer Finance	5,057,368	—	—	5,057,368
Consumer Lending	18,513,815	—	—	18,513,815
Consumer Services: Miscellaneous	15,213,972	—	—	15,213,972
Containers & Packaging	14,156,171	—	—	14,156,171
Cosmetics	4,216,762	—	—	4,216,762
Diversified Consumer Services	252,138	—	—	252,138
Diversified Financial Services	31,500,395	—	—	31,500,395
Diversified Manufacturing Operations	33,390,416	—	—	33,390,416
Diversified Materials & Processing	22,030,919	—	—	22,030,919
Diversified Media	371,902	—	—	371,902
Diversified Retail	10,664,902	—	—	10,664,902
Diversified Telecommunication Services	4,950,812	—	—	4,950,812
Drug & Grocery Store Chains	21,306,871	—	—	21,306,871
Education Services	36,151,759	—	—	36,151,759
Electrical Equipment	13,981,279	—	—	13,981,279
Electronic Components	32,013,714	—	—	32,013,714
Electronic Entertainment	1,390,948	—	—	1,390,948
Electronic Equipment, Instruments & Components	9,722,470	—	—	9,722,470
Electronics	24,192,411	—	—	24,192,411
Energy Equipment	18,982,241	—	—	18,982,241
Energy Equipment & Services	27,582,551	—	—	27,582,551
Engineering & Contracting Services	37,589,764	—	—	37,589,764
Entertainment	21,362,380	—	—	21,362,380
Environmental, Maintenance, & Security Service	26,519,170	—	—	26,519,170
Financial Data & Systems	15,789,054	—	—	15,789,054
Financial Services	20,132,190	—	—	20,132,190
Food & Staples Retailing	381,409	—	—	381,409
Food Products	6,530,298	—	—	6,530,298
Foods	37,892,716	—	—	37,892,716
Forest Products	22,929,262	—	—	22,929,262
Forms & Bulk Printing Services	3,436,444	—	—	3,436,444
Fruit & Grain Processing	2,244,202	—	—	2,244,202
Funeral Parlors & Cemeteries	7,787,385	—	—	7,787,385
Gas Pipeline	16,239,432	—	—	16,239,432
Glass	2,739,669	—	—	2,739,669
Gold	6,433,505	—	—	6,433,505
Health Care Equipment & Services	2,825,713	—	—	2,825,713
Health Care Equipment & Supplies	18,705,405	—	—	18,705,405
Health Care Facilities	40,331,480	—	—	40,331,480
Health Care Management Services	18,396,176	—	—	18,396,176
Health Care Providers & Services	7,480,250	—	—	7,480,250
Health Care Services	66,719,856	—	—	66,719,856
Health Care: Miscellaneous	490,444	—	—	490,444
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Home Building	$ 74,762,513	$ —	$ —	$ 74,762,513
Hotel/Motel	10,217,813	—	—	10,217,813
Hotels, Restaurants & Leisure	11,371,952	—	—	11,371,952
Household Appliances	976,587	—	—	976,587
Household Durables	2,679,270	—	—	2,679,270
Household Equipment & Products	25,191,347	—	—	25,191,347
Household Furnishings	8,841,832	—	—	8,841,832
Independent Power Producers & Energy Traders	1,324,501	—	—	1,324,501
Industrial Conglomerates	1,056,878	—	—	1,056,878
Insurance	22,037,678	—	—	22,037,678
Insurance: Life	10,867,796	—	—	10,867,796
Insurance: Multi-Line	23,484,045	—	—	23,484,045
Insurance: Property-Casualty	67,427,230	—	—	67,427,230
Internet & Catalog Retail	1,788,643	—	—	1,788,643
Internet Software & Services	10,082,018	—	—	10,082,018
IT Services	25,629,556	—	—	25,629,556
Leisure Time	38,288,022	—	—	38,288,022
Life Sciences Tools & Services	2,395,893	—	—	2,395,893
Luxury Items	8,357,315	—	—	8,357,315
Machinery	3,682,474	—	—	3,682,474
Machinery: Agricultural	21,756,658	—	—	21,756,658
Machinery: Construction & Handling	10,497,205	—	—	10,497,205
Machinery: Industrial	61,607,631	—	—	61,607,631
Machinery: Specialty	5,255,577	—	—	5,255,577
Manufactured Housing	13,028,452	—	—	13,028,452
Marine	38,630,605	—	—	38,630,605
Media	6,270,985	—	—	6,270,985
Medical & Dental Instruments & Supplies	76,213,660	—	—	76,213,660
Medical Equipment	56,525,853	—	—	56,525,853
Medical Services	1,246,982	—	—	1,246,982
Metal Fabricating	26,047,143	—	—	26,047,143
Metals & Minerals: Diversified	22,335,481	—	—	22,335,481
Metals & Mining	4,702,116	—	—	4,702,116
Mining	683,838	—	—	683,838
Office Supplies & Equipment	20,714,620	—	—	20,714,620
Oil & Gas Producers	7,836,842	—	—	7,836,842
Oil Well Equipment & Services	62,634,944	—	—	62,634,944
Oil, Gas & Consumable Fuels	33,349,984	—	—	33,349,984
Oil: Crude Producers	75,915,165	—	—	75,915,165
Oil: Refining & Marketing	16,545,074	—	—	16,545,074
Paints & Coatings	543,064	—	—	543,064
Paper	1,594,043	—	—	1,594,043
Paper & Forest Products	4,811,398	—	—	4,811,398
Personal Care	13,342,364	—	—	13,342,364
Personal Products	3,470,276	—	—	3,470,276
Pharmaceuticals	97,711,262	186,596	—	97,897,858
Photography	320,172	—	—	320,172
Power Transmission Equipment	12,271,934	—	—	12,271,934
Printing & Copying Services	14,481,485	—	—	14,481,485
Producer Durables: Miscellaneous	2,202,666	—	—	2,202,666
Production Technology Equipment	5,533,935	—	—	5,533,935
Professional Services	11,279,046	—	—	11,279,046
Publishing	7,050,190	—	—	7,050,190
Radio & TV Broadcasters	6,217,744	—	—	6,217,744
Railroad Equipment	4,875,973	—	—	4,875,973
Real Estate	18,742,315	—	—	18,742,315
Real Estate Investment Trusts (REITs)	321,809,908	—	—	321,809,908
Real Estate Management & Development	4,004,185	—	—	4,004,185
Recreational Vehicles & Boats	11,901,988	—	—	11,901,988
Rental & Leasing Services: Consumer	3,284,409	—	—	3,284,409
Restaurants	42,988,780	—	—	42,988,780
Scientific Instruments: Control & Filter	34,034,300	—	—	34,034,300
Scientific Instruments: Electrical	32,907,198	—	—	32,907,198

2024 BlackRock Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
June 30, 2024
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Scientific Instruments: Gauges & Meters	$ 24,253,346	$ —	$ —	$ 24,253,346
Scientific Instruments: Pollution Control	1,682,705	—	—	1,682,705
Securities Brokerage & Services	4,112,830	—	—	4,112,830
Semiconductors & Components	81,031,147	—	—	81,031,147
Semiconductors & Semiconductor Equipment	31,120,178	—	—	31,120,178
Shipping	16,579,372	—	—	16,579,372
Software	90,002,457	—	—	90,002,457
Specialty Retail	108,766,384	—	—	108,766,384
Steel	34,453,520	—	—	34,453,520
Technology Hardware & Equipment	5,996,332	—	—	5,996,332
Technology: Miscellaneous	30,349,584	—	—	30,349,584
Telecommunications Equipment	7,630,186	—	—	7,630,186
Textile Products	1,679,524	—	—	1,679,524
Textiles Apparel & Shoes	26,062,364	—	—	26,062,364
Toys	971,481	—	—	971,481
Trading Companies & Distributors	779,181	—	—	779,181
Transportation Miscellaneous	19,869,771	—	—	19,869,771
Truckers	22,403,724	—	—	22,403,724
Utilities: Electrical	58,487,370	—	—	58,487,370
Utilities: Gas Distributors	31,233,181	—	—	31,233,181
Utilities: Miscellaneous	15,771,476	—	—	15,771,476
Utilities: Telecommunications	28,362,190	—	—	28,362,190
Utilities: Water	20,513,217	—	—	20,513,217
Investment Companies	36,237,981	—	—	36,237,981
Rights	—	84,280	111,383	195,663
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	457,927,883	—	—	457,927,883
	$ 5,362,901,227	$ 270,876	$ 111,383	$ 5,363,283,486
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 183,231	$ 1,090,991	$ —	$ 1,274,222

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Series Schedule of Investments

Statement of Assets and Liabilities(unaudited)
June 30, 2024

Master Small Cap Index Series
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,869,117,622
Investments, at value — affiliated(c)	494,165,864
Cash	1,317,336
Cash pledged for futures contracts	1,149,000
Receivables:
Investments sold	487,784,009
Securities lending income — affiliated	398,842
Swaps	62,254
Contributions from investors	73,130,045
Dividends — unaffiliated	4,390,060
Dividends — affiliated	179,324
Variation margin on futures contracts	43,253
Unrealized appreciation on OTC swaps	1,090,991
Prepaid expenses	5,644
Total assets	5,932,834,244
LIABILITIES
Cash received as collateral for OTC derivatives	300,000
Collateral on securities loaned	416,432,763
Payables:
Investments purchased	531,766,230
Swaps	1,243,592
Accounting services fees	2,252
Custodian fees	38,522
Investment advisory fees	37,332
Directors’ fees	8,224
Other accrued expenses	11,452
Professional fees	68,126
Total liabilities	949,908,493
Commitments and contingent liabilities
NET ASSETS	$ 4,982,925,751
NET ASSETS CONSIST OF
Investors’ capital	$ 4,181,457,673
Net unrealized appreciation (depreciation)	801,468,078
NET ASSETS	$ 4,982,925,751
(a) Investments, at cost—unaffiliated	$4,070,702,901
(b) Securities loaned, at value	$401,281,125
(c) Investments, at cost—affiliated	$492,386,729
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Statement of Operations (unaudited)
Six Months Ended June 30, 2024

Master Small Cap Index Series
INVESTMENT INCOME
Dividends — unaffiliated	$25,703,327
Dividends — affiliated	1,369,796
Interest — unaffiliated	30,307
Securities lending income — affiliated — net	2,500,158
Foreign taxes withheld	(81,926)
Total investment income	29,521,662
EXPENSES
Investment advisory	233,225
Custodian	65,576
Professional	48,030
Directors	19,585
Printing and postage	14,858
Accounting services	4,508
Miscellaneous	16,990
Total expenses excluding interest expense	402,772
Interest expense — unaffiliated	821
Total expenses	403,593
Less:
Fees waived and/or reimbursed by the Manager	(16,862)
Total expenses after fees waived and/or reimbursed	386,731
Net investment income	29,134,931
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	178,211,731
Investments — affiliated	4,076,440
Futures contracts	(840,518)
Swaps	(622,590)
180,825,063
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(136,771,459)
Investments — affiliated	(2,837,965)
Futures contracts	317,435
Swaps	197,244
(139,094,745)
Net realized and unrealized gain	41,730,318
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,865,249
See notes to financial statements.
Series Statement of Operations

Statements of Changes in Net Assets

	Master Small Cap Index Series
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$29,134,931	$66,174,721
Net realized gain	180,825,063	24,069,779
Net change in unrealized appreciation (depreciation)	(139,094,745)	588,910,014
Net increase in net assets resulting from operations	70,865,249	679,154,514
CAPITAL TRANSACTIONS
Proceeds from contributions	793,362,495	1,395,977,694
Value of withdrawals	(449,986,822)	(1,146,809,963)
Net increase in net assets derived from capital transactions	343,375,673	249,167,731
NET ASSETS
Total increase in net assets	414,240,922	928,322,245
Beginning of period	4,568,684,829	3,640,362,584
End of period	$4,982,925,751	$4,568,684,829
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements

Financial Highlights
(unaudited)

Master Small Cap Index Series
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	1.72%(a)	17.04%	(20.29)%	14.84%	20.08%	25.70%
Ratios to Average Net Assets(b)
Total expenses	0.02%(c)	0.02%	0.02%	0.02%	0.03%	0.02%
Total expenses after fees waived and/or reimbursed	0.02%(c)	0.02%	0.02%	0.01%	0.02%	0.02%
Net investment income	1.25%(c)	1.64%	1.36%	1.03%	1.29%	1.49%
Supplemental Data
Net assets, end of period (000)	$4,982,926	$4,568,685	$3,640,363	$4,568,935	$3,895,218	$3,325,684
Portfolio turnover rate	18%(d)	29%(d)	38%	31%	27%	20%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Series Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is organized as a Delaware statutory trust. Master Small Cap Index Series (“the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Series’ Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.
The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Series is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Series may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Series invests. These foreign taxes, if any, are paid by the Series and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Series had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Series is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Series is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Series’ Manager as the valuation designee for the Series. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Series uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Series. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access;
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the  Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Series’ Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement  of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Series’ securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Capital, Inc.	$ 5,834,484	$ (5,834,484)	$ —	$ —
BMO Capital Markets Corp.	8,952,060	(8,952,060)	—	—
BNP Paribas SA	41,410,745	(41,410,745)	—	—
BofA Securities, Inc.	51,392,948	(51,392,948)	—	—
Citadel Clearing LLC	1,844,866	(1,844,866)	—	—
Citigroup Global Markets, Inc.	41,080,460	(41,080,460)	—	—
Credit Suisse Securities (USA) LLC	361	(361)	—	—
HSBC Bank PLC	16,463,404	(16,463,404)	—	—
ING Financial Markets LLC	236,413	(236,413)	—	—
J.P. Morgan Securities LLC	115,586,691	(115,586,691)	—	—
Jefferies LLC	8,911,169	(8,911,169)	—	—
Nomura Securities International, Inc.	310,796	(310,796)	—	—

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
RBC Capital Markets LLC	$ 17,366,961	$ (17,111,797)	$ —	$ 255,164
Scotia Capital (USA), Inc.	9,357,705	(9,357,705)	—	—
State Street Bank & Trust Co.	15,167,497	(15,167,497)	—	—
Toronto-Dominion Bank	29,122,789	(29,122,789)	—	—
UBS AG	10,179,310	(10,179,310)	—	—
UBS Securities LLC	7,233,069	(7,233,069)	—	—
Virtu Americas LLC	797,572	(797,572)	—	—
Wells Fargo Bank N.A.	9,959,491	(9,959,491)	—	—
Wells Fargo Securities LLC	10,072,334	(10,072,334)	—	—
	$ 401,281,125	$ (401,025,961)	$ —	$ 255,164

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Series is disclosed in the Series’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2024. Additional collateral is delivered to the Series on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Series.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Series and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement  of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement  of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Series’ counterparty on the swap. The Series is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Series receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Series has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Series and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Series and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.
Cash collateral that has been pledged to cover obligations of the Series and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Series, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Series.  Any additional required collateral is delivered to/pledged by the Series on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Series generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Series from the counterparties are not fully collateralized, the Series bears the risk of loss from counterparty non-performance. Likewise, to the extent the Series has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Series bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Series’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.
For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the  Series’ net assets.
With respect to the Series, the Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Series for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Series to the Manager.

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Series. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2024, the amount waived was $15,282.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the Manager waived $1,580 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.07%.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Series.  For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Series retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Series retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Series paid BTC $660,798 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Series may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series’ investment policies and restrictions. The Series is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Series did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of Master LLC are directors and/or officers of BlackRock or its affiliates.
Series Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Other Transactions:  The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Series Name	Purchases	Sales	Net Realized Gain (Loss)
Master Small Cap Index Series	$ 87,339,900	$ 190,989,990	$ 81,190,596
7.
 PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $1,171,327,486 and $836,984,359, respectively.
8.
INCOME TAX INFORMATION
The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required.  It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Series’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Series Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Master Small Cap Index Series	$ 4,760,479,444	$ 1,336,954,697	$ (732,876,433)	$ 604,078,264
9.
BANK BORROWINGS
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2024, the Series did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Series invests in securities or other instruments and may enter into certain transactions, and such activities subject the Series to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Series and its investments. The Series’ prospectus provides details of the risks to which the Series is subject.
The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments. An illiquid investment is any investment that the Series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Series may experience difficulty in

2024 BlackRock Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)

selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests.
The price the Series could receive upon the sale of any particular portfolio investment may differ from the Series’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Series’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Series, and the Series could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Series’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Series’ portfolio are disclosed in its Schedule of Investments.
The Series invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Series invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Series Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly/quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Fund for any particular month/quarter may be more or less than the amount of net investment income earned by a Fund during such month/quarter. The portion of distributions that exceeds a Fund current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

2024 BlackRock Semi-Annual Financial Statements

Additional Information (continued)

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) Administrator to iShares short term TIPS Bond Index Fund, iShares MSCI EAFE International Index Fund and iShares Russell 2000 Small-Cap Index Fund.
(b) For iShares Municipal Bond Index Fund.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds/Corporation/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Trust Board”) of BlackRock Funds (the “Trust”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue (i) the investment advisory agreement (the “Trust BAL Advisory Agreement”) between the Trust, on behalf of iShares Short-Term TIPS Bond Index Fund (the “Short-Term TIPS Bond Index Fund”), and BlackRock Advisors, LLC (“BAL”), the Fund’s investment advisor; and (ii) the investment advisory agreement (the “Trust BFA Advisory Agreement”) between the Trust, on behalf of iShares Municipal Bond Index Fund (“Municipal Bond Index Fund”), and BlackRock Fund Advisors (“BFA”), the Fund’s investment advisor. The Board of Trustees of the Trust also considered the approval to continue the sub-advisory agreement (the “Short-Term TIPS Bond Index Fund Sub-Advisory Agreement”) between the BAL and BFA with respect to Short-Term TIPS Bond Index Fund.
The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Master LLC Advisory Agreement”) between the Master LLC, on behalf of Master Small Cap Index Series (the “Master Fund”) and BAL, the Master LLC’s investment advisor. The Board of Directors of the Master LLC (the “Master LLC Board”) also considered the approval of the sub-advisory agreement between BAL and BFA with respect to the Master Fund (the “Master Fund Sub-Advisory Agreement”). iShares Russell 2000 Small-Cap Index Fund (“Small-Cap Index Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Directors of the Corporation (the “Corporation Board”) also considered the approval of the Master LLC Advisory Agreement and the Master Fund Sub-Advisory Agreement.
The Corporation Board also met on April 16, 2024 and May 16-17, 2024 to consider the approval of the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation, on behalf of iShares MSCI EAFE International Index Fund (“International Index Fund”) and BAL, the Corporation’s investment advisor.  The Corporation Board also considered the approval of the sub-advisory agreement between BAL and BFA with respect to International Index Fund (the “International Index Fund Sub-Advisory Agreement”).
BAL and BFA are referred to herein as “BlackRock.”  Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, the Master Fund, Small-Cap Index Fund and International Index Fund are referred to herein, as pertinent, individually as a “Fund” or collectively as the “Funds.”  The Trust BAL Advisory Agreement, the Trust BFA Advisory Agreement, the Master LLC Advisory Agreement, the Corporation Advisory Agreement, the Short-Term TIPS Bond Index Fund Sub-Advisory Agreement, the Master Fund Sub-Advisory Agreement and the International Index Fund Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Trust Board, the Master LLC Board and the Corporation Board are referred to herein individually as the “Board” and collectively as the “Boards,” and the members are referred to as “Board Members;” (b); the meetings held on April 16, 2024 are referred to as the “April Meeting” and the meetings held on May 16-17, 2024 are referred to as the “May Meeting”; and (c) the shareholders of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund and the interest holders of the Master Fund are referred to as “shareholders.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the continuation of the pertinent Agreement for the Trust, the Master LLC and the Corporation on an annual basis. The Board members who are not “interested persons” of the Trust, the Master LLC or the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed.  The committees of each Board similarly met throughout the year. Each Board also had an additional one-day meeting to consider specific information regarding the renewal of the pertinent Agreement.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to each Board in response to specific questions from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) the applicable Fund’s operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the applicable Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the applicable Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the applicable Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board requested and reviewed materials specifically relating to the renewal of the pertinent Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the applicable

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the applicable Fund; (g) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (h) sales and redemption data regarding each of Municipal Bond Index Fund’s, Short-Term TIPS Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s shares; and (i) various additional information requested by each Board as appropriate regarding BlackRock’s and each Fund’s.
At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the applicable Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the applicable Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the applicable Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the applicable Fund.  Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Boards evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to the applicable Fund.  BlackRock and its affiliates provide the applicable Fund with certain administrative, shareholder and other services (in addition to any such services provided to the applicable Fund by third parties) and officers and other personnel as are necessary for the operations of the applicable Fund.  In particular, BlackRock and its affiliates provide the applicable Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the applicable Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the applicable Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each of Municipal Bond Index Fund’s, Short-Term TIPS Bond Index Fund’s, Small-Cap Index Fund’s and International Index Fund’s distribution partners, and shareholder call center and other services.  The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and  compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Boards considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds and BlackRock
Each Board, including the Independent Board Members, reviewed and considered the performance history of the Funds, as applicable throughout the year and at the April Meeting.  Each Board noted that Small-Cap Index Fund’s investment results correspond directly to the investment results of the Master Fund.  In preparation for the April Meeting, each Board was provided with reports independently prepared by Broadridge, which included an analysis of Small-Cap Index Fund’s and International Index Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund as compared to each of these Fund’s Performance
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Peers and the performance of each of these Funds as compared with its benchmark. Each Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the pertinent Fund throughout the year.
In evaluating performance, each Board focused particular attention on funds with less favorable performance records. Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Trust Board noted that for the one-year period reported, Short-Term TIPS Bond Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Trust Board noted that for the one-year period reported, Municipal Bond Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Corporation Board noted that for the one-year period reported, International Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Master LLC Board and the Corporation Board noted that for the one-year period reported, Small-Cap Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of the applicable Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Boards also compared, as pertinent, the total expense ratio of each of Municipal Bond Index Fund, Short-Term TIPS Bond Index Fund, Small-Cap Index Fund and International Index Fund, as well as each Fund’s actual management fee rate, to those of the applicable Fund’s Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  Each Board considered that the fee and expense information in the Broadridge report for the applicable Fund reflected information for a specific period and that the historical asset levels and expenses my differ from current levels, particularly in a period of market volatility.  Each Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board received and reviewed statements relating to BlackRock’s financial condition.  Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the applicable Fund.  Each Board reviewed BlackRock’s estimated profitability with respect to the applicable Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates.  Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the applicable Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Corporation Board noted that International Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Master LLC Board and the Corporation Board noted that the Master Fund’s/Small-Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and Small-Cap Index Fund’s total expense ratio each ranked in the first quartile relative to Small-Cap Index Fund’s Expense Peers. The

2024 BlackRock Semi-Annual Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Boards also noted that BlackRock and the Master LLC Board have contractually agreed to a cap on the Master Fund’s total expenses as a percentage of the Master Fund’s average daily net assets and has contractually agreed to a cap on Small-Cap Index Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Trust Board noted that Municipal Bond Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Trust Board noted that Short-Term TIPS Bond Index Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and third out of four funds, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might  benefit the applicable Fund in a variety of ways as the assets of the Fund increase. The Boards considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year each Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. Each Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the pertinent Agreement, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, (i) the Trust Board, including the Independent Board Members, unanimously approved the continuation of the Trust BAL Advisory Agreement between the Manager and the Trust, on behalf of Short-Term TIPS Bond Index Fund, the Trust BFA Advisory Agreement between the Manager and the Trust, on behalf of Municipal Bond Index Fund and the Short-Term TIPS Bond Index Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to Short-Term TIPS Bond Index Fund, each for a one-year term ending June 30, 2025; (ii) the Master LLC Board, including the Independent Board Members, unanimously approved the continuation of the Master LLC Advisory Agreement between the Manager and the Master LLC, on behalf of the Master Fund, and the Master Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Fund, each for a one-year term ending June 30, 2025; and (iii) the Corporation Board, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of International Index Fund and the International Index Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to International Index Fund, each for a one-year term ending June 30, 2025.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each of the Master LLC Board and the Corporation Board, including the Independent Board Members, was satisfied that the terms of the pertinent Agreements were fair and reasonable and in the best interest of the applicable Fund and its shareholders. The Corporation Board, including the Independent Board Members, also considered the continuation of the Master LLC Advisory Agreement with respect to the Master Fund and the Master Fund Sub-Advisory Agreement with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the applicable Agreements, the Master LLC Board and the Corporation Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
RB	Revenue Bond
REIT	Real Estate Investment Trust
S/F	Single-Family
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions

2024 BlackRock Semi-Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 –	Exhibits attached hereto
(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer)
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: August 22, 2024